As filed with the Securities and Exchange Commission on October 29, 1999

                                                Securities Act File No. 33-56094
                                        Investment Company Act File No. 811-7428
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933       [X]
                         Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 73                   [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940   [X]
                                Amendment No. 75                           [X]

                        (Check appropriate box or boxes)

                              PILGRIM MUTUAL FUNDS
                   (FORMERLY NICHOLAS-APPLEGATE MUTUAL FUNDS)
                 (Exact Name of Registrant Specified in Charter)

                       40 North Central Avenue, Suite 1200
                                Phoenix, AZ 85004
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 551-8643

        James M. Hennessy, Esq.                           With copies to:
       Pilgrim Investments, Inc.                      Jeffrey S. Puretz, Esq.
  40 North Central Avenue, Suite 1200                 Dechert Price & Rhoads
           Phoenix, AZ 85004                           1775 Eye Street, N.W.
(Name and Address of Agent for Service)               Washington, D.C. 20006

                                   ----------

It is proposed that this filing will become effective (check appropriate box):

     [ ] Immediately upon filing pursuant to paragraph (b)
     [X] on November 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date)  pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

Prospectus
Class: A, B, C and M

November 1, 1999

U.S.  EQUITY  FUNDS
Pilgrim MagnaCap Fund
Pilgrim LargeCap Leaders Fund
Pilgrim LargeCap Growth Fund
Pilgrim MidCap Value Fund
Pilgrim MidCap Growth Fund
Pilgrim SmallCap Growth Fund
Pilgrim Bank and Thrift Fund

INTERNATIONAL  EQUITY  FUNDS
Pilgrim Worldwide Growth Fund
Pilgrim International Core Growth Fund
Pilgrim International SmallCap Growth Fund
Pilgrim Emerging Countries Fund
Pilgrim Asia-Pacific Equity Fund

INCOME  FUNDS
Pilgrim Government Securities Income Fund
Pilgrim Strategic Income Fund
Pilgrim High Yield Fund
Pilgrim High Yield Fund II

EQUITY & INCOME  FUNDS
Pilgrim Balanced Fund
Pilgrim Convertible Fund

This prospectus contains important information about these funds. You should read it carefully before you invest, and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                                  Page
                                                                  ----
FUNDS AT A GLANCE .............................................      2
U.S. EQUITY FUNDS
   Pilgrim MagnaCap Fund   ....................................      4
   Pilgrim LargeCap Leaders Fund ..............................      6
   Pilgrim LargeCap Growth Fund  ..............................      8
   Pilgrim MidCap Value Fund  .................................     10
   Pilgrim MidCap Growth Fund .................................     12
   Pilgrim SmallCap Growth Fund  ..............................     14
   Pilgrim Bank and Thrift Fund  ..............................     16
INTERNATIONAL EQUITY FUNDS
   Pilgrim Worldwide Growth Fund ..............................     18
   Pilgrim International Core Growth Fund .....................     20
   Pilgrim International SmallCap Growth Fund   ...............     22
   Pilgrim Emerging Countries Fund  ...........................     24
   Pilgrim Asia-Pacific Equity Fund ...........................     26
INCOME FUNDS
   Pilgrim Government Securities Income Fund ..................     28
   Pilgrim Strategic Income Fund ..............................     30
   Pilgrim High Yield Fund ....................................     32
   Pilgrim High Yield Fund II .................................     34
EQUITY & INCOME FUNDS
   Pilgrim Balanced Fund   ....................................     36
   Pilgrim Convertible Fund   .................................     38
FEES AND EXPENSES .............................................     41
SHAREHOLDER GUIDE
   Choosing a Share Class -- Pilgrim Purchase OptionsTM  ......     46
   How to Purchase Shares  ....................................     49
   How to Redeem Shares    ....................................     50
   Transaction Policies .......................................     51
   Distribution and Shareholder Service Fees    ...............     52
MANAGEMENT OF THE FUNDS
   Adviser  ...................................................     53
   Sub-Advisers   .............................................     55
DIVIDENDS, DISTRIBUTIONS AND TAXES  ...........................     56
MORE INFORMATION ABOUT RISKS  .................................     57
FINANCIAL HIGHLIGHTS ..........................................     61

FUNDS
AT A
GLANCE

This table is a summary of the objectives, investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

FUND                INVESTMENT                                     OBJECTIVE
--------------------------------------------------------------------------------
U.S. Equity Funds   MagnaCap Fund                                  Growth of capital, with dividend
                    Adviser: Pilgrim Investments, Inc.             income as a secondary consideration

                    LargeCap Leaders Fund                          Long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.

                    LargeCap Growth Fund                           Long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.

                    MidCap Value Fund                              Long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.


                    MidCap Growth Fund                             Maximum long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.

                    SmallCap Growth Fund                           Maximum long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.

                    Bank and Thrift Fund                           Maximum long-term capital appreciation, with
                    Adviser: Pilgrim Investments, Inc.             income as a secondary objective

International       Worldwide Growth Fund                          Maximum long-term capital appreciation
Equity Funds        Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.

                    International Core Growth Fund                 Maximum long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.

                    International SmallCap Growth Fund             Maximum long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.

                    Emerging Countries Fund                        Maximum long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.


                    Asia-Pacific Equity Fund                       Long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: HSBC Asset Management

Income Funds        Government Securities Income Fund              High current income, consistent with
                    Adviser: Pilgrim Investments, Inc.             liquidity and preservation of capital

                    Strategic Income Fund                          Maximum Total Return
                    Adviser: Pilgrim Investments, Inc.

                    High Yield Fund                                High current income, with capital
                    Adviser: Pilgrim Investments, Inc.             appreciation as a secondary objective

                    High Yield Fund II                             High level of current income and capital
                    Adviser: Pilgrim Investments, Inc.             growth

Equity & Income     Balanced Fund                                  Long-term capital appreciation and current
Funds               Adviser: Pilgrim Investments, Inc.             income

                    Convertible Fund                               Total return, consisting of capital
                    Adviser: Pilgrim Investments, Inc.             appreciation and current income
                    Sub-Adviser: Nicholas-Applegate Capital Mgt.

 MAIN INVESTMENTS        MAIN RISKS
--------------------------------------------------------------------------------

Equity securities that meet             Price volatility and other risks that
disciplined selection criteria          accompany an investment in equity securities.

Equity securities of large U.S.         Price volatility and other risks that
companies believed to be                accompany an investment in equity securities.
leaders in their industry

Equity securities of large U.S.         Price volatility and other risks that
companies                               accompany an investment in growth-oriented
                                        equity securities.

Equity securities of medium-sized       Price volatility and other risks that
U.S. companies that meet                accompany an investment in equity securities
disciplined selection criteria          of medium-sized companies. Particularly
                                        sensitive to price swings during periods of
                                        economic uncertainty.

Equity securities of medium-sized       Price volatility and other risks that
U.S. companies                          accompany an investment in equity securities
                                        of growth-oriented and medium-sized
                                        companies. Particularly sensitive to price
                                        swings during periods of economic
                                        uncertainty.

Equity securities of small-sized        Price volatility and other risks that
U.S. companies                          accompany an investment in equity securities
                                        of growth-oriented and small-sized companies.
                                        Particularly sensitive to price swings during
                                        periods of economic uncertainty.

Equity securities of banks and          Price volatility and other risks that
thrifts or their holding or parent      accompany an investment in equity securities.
companies, and savings accounts of      Susceptible to risks of decline in the price
mutual thrifts                          of securities concentrated in the banking and
                                        thrift industries.

Equity securities of issuers            Price volatility and other risks that
located in at least three different     accompany an investment in growth-oriented
countries, one of which may be the      foreign equities. Sensitive to currency
U.S.                                    exchange rates, international political and
                                        economic conditions and other risks that
                                        affect foreign securities.

Equity securities of issuers            Price volatility and other risks that
located in countries outside the        accompany an investment in growth-oriented
U.S.                                    foreign equities. Sensitive to currency
                                        exchange rates, international political and
                                        economic conditions and other risks that
                                        affect foreign securities.

Equity securities of small-sized        Price volatility, liquidity and other risks
companies located outside the U.S.      that accompany an investment in equity
                                        securities of foreign, small-sized companies.
                                        Sensitive to currency exchange rates,
                                        international political and economic
                                        conditions and other risks that affect
                                        foreign securities.

Equity securities of issuers            Price volatility, liquidity and other risks
located in countries with emerging      that accompany an investment in equities from
securities markets                      emerging countries. Sensitive to currency
                                        exchange rates, international political and
                                        economic conditions and other risks that
                                        affect foreign securities.

Equity securities of companies          Price volatility and other risks that
based in the Asia-Pacific region,       accompany an investment in foreign equities
excluding Australia and Japan           and in securities of issuers in a single
                                        region. Sensitive to currency exchange rates,
                                        international political and economic
                                        conditions and other risks that affect
                                        foreign securities.

Securities issued or guaranteed by      Credit, interest rate, prepayment and other
the U.S. Government and certain of      risks that accompany an investment in
its agencies or instrumentalities       government bonds and mortgage related
                                        investments. Generally has less credit risk
                                        than the other income funds.

Investment grade and high yield         Credit, interest rate, prepayment and other
debt securities                         risks that accompany an investment in debt
                                        securities, including high yield debt
                                        securities. May be sensitive to credit risk
                                        during economic downturns.

High yield debt securities              Credit, interest rate and other risks that
                                        accompany an investment in lower-quality debt
                                        securities. Particularly sensitive to credit
                                        risk during economic downturns.

High yield debt securities              Credit, interest rate and other risks that
                                        accompany an investment in lower-quality debt
                                        securities. Particularly sensitive to credit
                                        risk during economic downturns.

A mix of equity and debt securities     Price volatility and other risks that
                                        accompany an investment in equity securities.
                                        Credit, interest rate and other risks that
                                        accompany an investment in debt securities.

Convertible securities of companies     Price volatility and other risks that
of various sizes                        accompany an investment in equity securities.
                                        Credit, interest rate, liquidity and other
                                        risks that accompany an investment in debt
                                        securities

U.S. EQUITY
FUNDS

PILGRIM
MAGNACAP
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

The Fund seeks growth of capital, with dividend income as a secondary consideration.

ADVISER:
PILGRIM INVESTMENTS, INC.

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

CONSISTENT DIVIDENDS -- A company must have paid or had the financial capability from its operations to pay a dividend in 8 out of the last 10 years.

SUBSTANTIAL DIVIDEND INCREASES -- A company must have increased its dividend or had the financial capability from its operations to have increased its dividend at least 100% over the past 10 years.

REINVESTED EARNINGS -- Dividend payout must be less than 65% of current earnings.

STRONG BALANCE SHEET -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

ATTRACTIVE PRICE -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index.

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value. In selecting
securities  for  the  Fund,   preservation  of  capital  is  also  an  important
consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

--------------------------------------------------------------------------------
4

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)

  1989     1990    1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----    ----   ----   ----   ----    ----    ----    ----    ----
  22.46%  -3.11%  25.28%  8.02%  9.25%  4.15%  35.22%  18.51%  27.73%  16.09%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                                        Since
                                                     Inception of
                                                     Class B and M
                    1 Year    5 Years   10 Years       (7/17/95)
                    ------    -------   --------       ---------
Class A(1)           9.40%     18.46%    15.13%            --
Class B(2)          10.26%        --        --          20.73%
Class M(3)           1.56%        --        --          20.31%
S&P 500 Index       28.58%     23.81%    18.95%         27.75%

----------
* Class C shares of MagnaCap Fund were not offered during the period ended December 31, 1998.
1.   Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3.   Reflects deduction of sales charge of 3.5%.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 18.93% (Q4 1998)

Worst quarter for period in bar chart: -15.99% (Q3 1990)


The Fund's year-to-date total return as of September 30, 1999 was 2.49%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of the stocks of approximately 500 large-capitalization U.S. companies. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

U.S. EQUITY
FUNDS

PILGRIM
LARGECAP
LEADERS FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

The Fund seeks long-term capital appreciation.

ADVISER:
PILGRIM INVESTMENTS, INC.

The Fund normally invests at least 65% of its assets in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The adviser emphasizes a value approach, and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. A company with a market capitalization (outstanding shares multiplied by price per share) of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, American Depositary Receipts, and warrants. The Fund normally invests as fully as practicable (at least 80%) in equity securities.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

--------------------------------------------------------------------------------
6

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                       21.07%  20.15%  20.08%
----------
* Prior to November 1, 1998, the Fund's investment policies were different in that they emphasized large company value stocks without necessarily emphasizing industry leaders. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to November 1, 1997, the Fund was managed by a sub-adviser.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                  Since
                                Inception
                    1 Year      (9/1/95)
                    ------      ---------
Class A(1)          13.16%       18.67%
Class B(2)          14.33%       19.28%
Class C(3)          15.43%       18.93%
S&P 500 Index       28.58%       28.73%

----------
* Class C shares of LargeCap Leaders Fund were not offered during the period ended December 31, 1998.
1. Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3. Reflects deduction of sales charge of 3.5%.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 24.58% (Q4 1998)

Worst quarter for period in bar chart: -12.86% (Q3 1998)


The Fund's year-to-date total return as of September 30, 1999 was 5.45%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of the stocks of approximately 500 large-capitalization U.S. companies. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

U.S. EQUITY
FUNDS

PILGRIM
LARGECAP
GROWTH FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

The Fund seeks long-term capital appreciation.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Russell 1000 Growth Index. As of June 30, 1998, the bottom 10% of the Index included companies with capitalizations less than $3.9 billion. Capitalization of companies in the Index will change with market conditions.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

--------------------------------------------------------------------------------
8

MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks, securities depositories, or exchanges than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                                       59.45%
----------
* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                              Since
                                            Inception
                                1 Year      (7/21/97)
                                ------      ---------
Class A(1)                      50.26%       39.24%
Class B(2)                      53.68%       40.46%
Class C(3)                      57.34%       44.12%
Russell 1000 Growth Index       38.71%       44.57%

----------
1. Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 4% respectively for 1 year and since inception returns.
3. Reflects deduction of a deferred sales charge of 1% for the 1 year return.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 37.87% (Q4 1998)

Worst quarter for period in bar chart: -8.50% (Q3 1998)


The Fund's year-to-date total return as of September 30, 1999 was 35.42%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index, an unmanaged index consisting of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

U.S. EQUITY
FUNDS

PILGRIM
MIDCAP
VALUE FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

The Fund seeks long-term capital appreciation.

ADVISER:
PILGRIM INVESTMENTS, INC.

The Fund normally invests as fully as practicable (at least 80% of its assets) in equity securities of medium-sized U.S. companies. The Fund will normally invest at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

CONSISTENT DIVIDENDS -- The company must have paid or had the financial capability from its operations to pay a dividend in its last five fiscal years.

STRONG BALANCE SHEET -- If the company has debt that is rated, that debt is rated investment grade by a nationally recognized rating agency. If the company does not have debt that is rated, the company's long term debt to capitalization ratio is below 25%.

REINVESTED EARNINGS -- The company currently pays out in dividends less than 65% of current earnings, or less than the dividend payout as a percentage of current earnings of at least half of the medium-sized companies in similar industries.

ATTRACTIVE PRICE -- The ratio of the stock's price to the next fiscal year's anticipated earnings is less that the corresponding ratio for at least half of the medium sized companies in similar industries.

The Fund considers a company to be medium-sized if it has a market capitalization between $1 billion and $8 billion. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock and warrants.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in medium-sized companies, which are more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies. To the extent the Fund invests in small-cap companies, such securities are more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

--------------------------------------------------------------------------------
10

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                      29.56%  21.87%   4.89%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                              Since
                                            Inception
                                1 Year      (9/1/95)
                                ------      ---------
Class A(1)                      -1.15%       15.53%
Class B(2)                      -0.75%       16.07%
Class M(3)                       0.63%       15.70%
Russell Midcap Index            10.10%       18.85%
Russell Midcap Value Index       5.08%       19.43%

----------
* Class C shares of MidCap Value Fund were not offered during the period ended December 31, 1998.
1. Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3. Reflects deduction of a deferred sales charge of 3.5%.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 13.87% (Q1 1998)

Worst quarter for period in bar chart: -13.94% (Q3 1998)


The Fund's year-to-date total return as of September 30, 1999 was -15.28%

                                   ----------

The table at left compares the Fund's performance to that of two broad measures of market performance -- the Russell Midcap Index, an unmanaged index consisting of the 800 smallest companies in the Russell 1000 Index, and the Russell MidCap Value Index, an unmanaged index consisting of companies in the Russell Midcap Index with lower book-to-price ratios and lower forecasted growth values. Unlike the bar chart, the table reflects the impact of sales charges. The Indices have an inherent performance advantage over the Fund since each has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

U.S. EQUITY
FUNDS

PILGRIM
MIDCAP
GROWTH FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM LONG-TERM CAPITAL APPRECIATION.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks. It may invest the remainder of its assets in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover what it calls "change at the margin" -- positive business developments which are not yet fully reflected in the company's stock price.

The Fund considers a company to be medium-sized if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell Midcap Growth Index. As of June 30, 1998, the middle 90% included companies with capitalizations between $1.6 billion and $10.7 billion. Capitalization of companies in the Index will change with market conditions.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which are more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies.

--------------------------------------------------------------------------------
12

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                      -11.00%  37.64%  15.84%  15.88%  14.14%
----------
* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                             Since
                                           Inception      Since
                                           of Classes  Inception of
                                             A and C     Class B
                        1 Year    5 Years   (4/19/93)   (5/31/95)
                        ------    -------   --------     ---------
Class A(1)               7.60%     12.09%    13.18%          --
Class B(2)               8.29%        --        --        18.26%
Class C(3)              12.44%     12.75     13.66           --
Russell Midcap
Growth Index            17.86%     17.34%    17.99%       21.07%

----------
1.   Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3.   Reflects deduction of sales charge of 1% for the 1 year return.
4.   Since inception performance for index is shown from 4/30/93.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 25.23% (Q4 1998)

Worst quarter for period in bar chart: -17.73% (Q3 1998)


The Fund's year-to-date total return as of September 30, 1999 was 21.46%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Russell Midcap Growth Index, an unmanaged index consisting of the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

U.S. EQUITY
FUNDS

PILGRIM
SMALLCAP
GROWTH FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM LONG-TERM CAPITAL APPRECIATION.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks. It may invest the remainder in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign equity or debt securities. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover what it calls "change at the margin" -- positive business developments which are not yet fully reflected in the company's stock price.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. As of June 30, 1998, the middle 90% included companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which are more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

--------------------------------------------------------------------------------
14

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                      -4.03%  34.87%  18.27%  11.24%   3.68%
----------
* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                             Since
                                           Inception       Since
                                           of Classes   Inception of
                                             A and C      Class B
                        1 Year    5 Years  (12/27/93)    (5/31/95)
                        ------    -------   --------     ---------
Class A(1)              -2.26%     10.71%    11.38%          --
Class B(2)              -1.96%        --        --        14.46%
Class C(3)               2.12%     11.37%    12.03%          --
Russell 2000
Growth Index             1.23%     10.22%    10.87%       12.72%

----------
1.   Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3.   Reflects deduction of sales charge of 1% for the 1 year return.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 26.90% (Q4 1998)

Worst quarter for period in bar chart: -23.64% (Q3 1998)


The Fund's year-to-date total return as of September 30, 1999 was 26.25%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index, an unmanaged index comprised of smaller U.S. companies with greater-than-average growth orientation. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

U.S. EQUITY
FUNDS

PILGRIM
BANK AND
THRIFT FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

The Fund primarily seeks long-term capital appreciation; a secondary objective is income.

ADVISER:
PILGRIM INVESTMENTS, INC.

The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of national and state-chartered banks (other than money center banks), thrifts, and the holding or parent companies of such depository institutions, and in savings accounts of mutual thrifts that may allow the Fund to participate in stock conversions of the mutual thrift. This policy may only be changed with approval of the shareholders of the Fund. The equity securities described above include common stocks, convertible securities (including convertible preferred stock) and warrants, but do not include non-convertible preferred stocks or adjustable rate preferred stocks.

The Fund may invest up to 35% of its total assets in equity securities, including preferred stocks or adjustable rate preferred stocks, of other types of issuers, including money center banks, other financial services companies, and companies that are not in financial services industries, and in nonconvertible debt securities (including certificates of deposit, commercial paper, notes, bonds or debentures) that are either issued or guaranteed by the United States Government or an agency thereof or issued by a corporation or other issuer and rated investment grade or comparable quality by at least one nationally recognized rating organization. The Fund may invest up to 10% of its assets in securities of other investment companies.

The adviser emphasizes a value approach, and selects securities that are undervalued relative to the market and have potential for future growth, including securities of institutions that the adviser believes are well positioned to take advantage of investment opportunities in the banking and thrift industries.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in small- to medium-sized companies, which are more susceptible to price swings than larger companies.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

--------------------------------------------------------------------------------
16

RISKS OF CONCENTRATION -- because the Fund's investments are concentrated in the banking and thrift industries, the value of the Fund may be subject to greater volatility than a Fund with a portfolio that is less concentrated. If securities of banks and thrifts as a group falls out of favor, the Fund could underperform funds that focus on other types of companies.


An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
 20.79%  -18.14% 49.49% 32.36%  7.79% -1.89%  49.69%  41.10%  64.86%  -1.83%

----------
* Prior to October 17, 1997, the Fund operated as a closed-end investment company.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                                             Since
                                                          Inception of
                                                            Class B
                         1 Year    5 Years   10 Years      (10/17/97)
                         ------    -------   --------      ----------
Class A(1)               -7.48%     25.89%    20.90%            --
Class B(2)               -7.27%        --        --           4.29%
S&P 500 Index            28.58%     23.81%    18.95%         26.13%
S & P Major Regional
Banks Index              10.42%     23.77%    21.41%         15.84%
NASDAQ 100
Financial Index          -1.09%     21.98%      N/A           7.92%

----------
* Prior to October 17, 1997, the Fund operated as a closed-end investment company.
1. Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 4% respectively for 1 year and since inception returns.


The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 16.43% (Q3 1997)

Worst quarter for period in bar chart: -20.36% (Q3 1990)


The Fund's year-to-date total return as of September 30, 1999 was -14.58%

                                   ----------

The  table at left  compares  the  Fund's  performance  to that of  three  broad measures of market performance -- the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index of the stocks of approximately 500 large-capitalization U.S. companies, the S&P Major Regional Banks Index, an unmanaged index comprised of major regional banks in the S&P 500 Index, and the NASDAQ 100 Financial Index, an index of the 100 largest financial companies traded on NASDAQ. Unlike the bar chart, the table reflects the impact of sales charges. The Indices have an inherent performance advantage over the Fund since each has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS

PILGRIM
WORLDWIDE
GROWTH FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM LONG-TERM CAPITAL APPRECIATION.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S.

The Fund normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It may invest the remainder in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities, which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in

--------------------------------------------------------------------------------
18
which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                       2.45%  14.74%  17.92%  17.28%  37.34%

----------
* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                             Since
                                           Inception       Since
                                           of Classes   Inception of
                                             A and C      Class B
                        1 Year    5 Years   (4/19/93)    (5/31/95)
                        ------    -------   --------     ---------
Class A(1)              29.43%     16.04%    16.61%          --
Class B(2)              31.68%        --        --        21.12%
Class C(3)              35.39%     16.70%    17.09%          --
MSCI World Index        22.78%     13.94%    13.62%       16.21%

----------
1.   Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3.   Reflects deduction of sales charge of 1% for the 1 year return.


The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 26.87% (Q4 1998)

Worst quarter for period in bar chart: -13.43% (Q3 1998)


The Fund's year-to-date total return as of September 30, 1999 was 26.96%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International World Index, an unmanaged index comprised of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS

PILGRIM
INTERNATIONAL
CORE GROWTH
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

The Fund seeks maximum long-term capital appreciation.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund invests in the larger companies in each country. Generally, this means issuers in each country whose stock market capitalizations are in the top 75% of publicly traded companies in that country.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It may invest the remainder primarily in debt securities of any maturity of foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in large companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or smaller company stocks, or may not favor equities at all.

--------------------------------------------------------------------------------
20

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                                       20.92%
----------
* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                              Since
                                            Inception
                                1 Year      (2/28/97)
                                ------      ---------
Class A(1)                      13.93%       16.44%
Class B(2)                      15.31%       18.85%
Class C(3)                      19.20%       20.47%
MSCI EAFE Index                 20.33%       12.97%

----------
1. Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 4% respectively for 1 year and since inception returns.
3. Reflects deduction of a deferred sales charge of 1% for the 1 year return.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 17.16% (Q1 1998)

Worst quarter for period in bar chart: -14.91% (Q3 1998)


The Fund's year-to-date total return as of September 30, 1999 was 15.70%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Europe, Australia, Far East Index, an unmanaged index of major overseas markets. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS

PILGRIM
INTERNATIONAL
SMALLCAP
GROWTH FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

The Fund seeks maximum long-term capital appreciation.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions, the Fund invests at least 65% of its total assets in securities of small companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund considers a company to be small if it has a market capitalization below $1.5 billion. The Fund emphasizes companies in the bottom 75% of publicly traded companies as measured by stock market capitalizations in each country.

The Fund normally invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It may invest the remainder in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could

--------------------------------------------------------------------------------
22
favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                               5.51%  17.58%  13.46%  35.57%
----------
* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                       Since
                                     Inception       Since
                                     of Classes   Inception of
                                       A and C      Class B
                           1 Year     (8/31/94)    (5/31/95)
                           ------     --------     ---------
Class A(1)                 27.79%      13.00%          --
Class B(2)                 29.83%         --        18.31%
Class C(3)                 33.89%      13.71%          --
Salomon EPAC EM Index      14.14%       3.71%        1.67%

----------
1.   Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3.   Reflects deduction of sales charge of 1% for the 1 year return.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 24.53% (Q1 1998)

Worst quarter for period in bar chart: -15.35% (Q3 1998)


The Fund's year-to-date total return as of September 30, 1999 was 44.73%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Salomon EPAC Extended Market Index, an unmanaged index comprised of smaller-capitalization companies in 22 countries excluding Canada and the United States. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.


--------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS

PILGRIM
EMERGING
COUNTRIES
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

The Fund seeks maximum long-term capital appreciation.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

The Fund invests at least 65% of its total assets in equity securities of issuers located in countries with emerging securities markets -- that is, countries with securities markets which are, in the opinion of the sub-adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets. These countries include but are not limited to: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Malaysia, South Africa, South Korea, Taiwan, Thailand, Italy and Venezuela.

Under normal market conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It invests the remainder primarily in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The Fund's sub-adviser emphasizes a growth approach, and seeks issuers in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 20 emerging markets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not

--------------------------------------------------------------------------------
24
favor the growth securities in company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                               6.34%  27.50%   9.44%  -22.19%
----------
* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                       Since
                                     Inception       Since
                                     of Classes   Inception of
                                       A and C      Class B
                           1 Year    (11/28/94)    (5/31/95)
                           ------     --------     ---------
Class A(1)                -26.67%       0.96%          --
Class B(2)                -26.05%         --         1.48%
Class C(3)                -22.98%       1.45%          --
MSCI Emerging Markets
Free Index                -27.52%     -13.31%      -11.89%

----------
1.   Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3.   Reflects deduction of sales charge of 1% for the 1 year return.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 15.01% (Q2 1995)

Worst quarter for period in bar chart: -26.06% (Q3 1998)

The Fund's year-to-date total return as of September 30, 1999 was 28.99%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index comprised of companies representative of the market structure of 22 emerging market countries in Europe, Latin America and the Pacific Basin. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS

PILGRIM
ASIA-PACIFIC
EQUITY FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

The Fund seeks long-term capital appreciation.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
HSBC  ASSET  MANAGEMENT  AMERICAS,  INC.  AND  HSBC  ASSET  MANAGEMENT HONG KONG
LIMITED

The Fund normally invests at least 65% of its total assets in equity securities listed on stock exchanges in countries in the Asia-Pacific region or issued by companies based in this region. Asia-Pacific countries in which the Fund invests include, but are not limited to, China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand, but do not include Japan and Australia. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, warrants, American Depositary Receipts, European Depositary Receipts and other depositary receipts.


The Fund is managed using the investment philosophy that the sub-adviser, HSBC Asset Management Americas, Inc. and HSBC Asset Management Hong Kong Limited
(HSBC), uses in managing private Asia-Pacific portfolios. HSBC bases investment decisions on a disciplined approach that takes into consideration the following factors: a macroeconomic overview of the region, specific country analysis, setting target country weightings, evaluation of industry sectors within each country, and selection of specific stocks. In selecting specific securities, the sub-adviser emphasize a value approach that seeks growth at a reasonable price. This approach involves analysis of such fundamental factors as absolute rates of change of earnings growth, earnings growth relative to the market and industry, quality of earnings and stability of earnings growth, quality of management and product line, interest rate sensitivity and liquidity of the stock.


The criteria used by the Fund to determine whether an issuer is based in the Asia-Pacific region are: the country in which the issuer was organized; the country in which the principal securities market for that issuer is located; the country in which the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or the country in which at least 50% of the issuer's assets are located.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET  TRENDS -- from time to time,  the stock  market  may not favor the value
securities  in  which  the  Fund  invests.   Rather,   the  market  could  favor
growth-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on

--------------------------------------------------------------------------------
26
investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISKS OF THE ASIA-PACIFIC REGION -- the Asia-Pacific region includes countries in various stages of economic development, including emerging market countries. In 1997 and 1998, securities markets in Asian countries suffered significant downturns and volatility, and currencies lost value in relation to the U.S. dollar. Currency devaluation in any one country may have a significant effect on the entire region. Increased political or social unrest in some or all Asian countries could cause further economic and market uncertainty.

RISKS OF CONCENTRATION -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a Fund that invests globally. If Asia-Pacific securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                       9.46%  -43.73% -15.51%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                                       Since
                                                     Inception
                                         1 Year       (9/1/95)
                                         ------      --------
Class A(1)                              -20.37%       -19.55%
Class B(2)                              -20.57%       -19.51%
Class M(3)                              -19.26%       -19.47%
MSCI Far East ex-Japan Index             -4.82%         7.80%

----------
1.   Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3.   Reflects deduction of sales charge of 3.5%.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 23.32% (Q4 1998)

Worst quarter for period in bar chart: -33.22% (Q4 1997)

The Fund's year-to-date total return as of September 30, 1999 was 32.23%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Far East Free ex-Japan Index, an unmanaged index of Far East markets excluding Japan. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INCOME
FUNDS

PILGRIM
GOVERNMENT
SECURITIES
INCOME FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

THE FUND SEEKS HIGH CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL.

ADVISER:
PILGRIM INVESTMENTS, INC.

The Fund normally invests at least 70% of its total assets in securities issued or guaranteed by the U.S. Government and the following agencies or instrumentalities of the U.S. Government: the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). Such securities include direct obligations of the U.S. Treasury and mortgage-backed securities. The Fund may fall below the 70% threshold due to changes in the value of the Fund's holdings or the sale of securities to meet redemptions, in which case the Fund will purchase only U.S. Government securities until the 70% level is restored. The remainder of the Fund's assets may be invested in securities issued by other agencies and instrumentalities of the U.S. Government and in instruments collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The foregoing policies are fundamental and may not be changed without shareholder approval.

The Fund may invest in securities of any maturity; however, the Fund is expected to have a dollar-weighted average duration within a range of 20% above or below that of the Lehman Intermediate Treasury Index. As of March 31, 1999, the dollar-weighted average duration of the Lehman Intermediate Treasury Index was
3.08 years. The adviser determines the composition of the Fund's portfolio on the basis of its judgment of existing market conditions, such as the general direction of interest rates, trends in creditworthiness, expected inflation, supply and demand of fixed income securities, and other factors. The Fund may enter into reverse repurchase agreements, dollar roll transactions or pairing off transactions. The Fund does not invest in highly leveraged derivatives, such as swaps, interest-only or principal-only stripped mortgage-backed securities, or interest rate futures contracts.

The Fund is subject to risks associated with investing in debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities and may invest in securities with long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. government, its agencies and government sponsored enterprises.

--------------------------------------------------------------------------------
28

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)

  1989     1990   1991   1992    1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----    ----   ----    ----    ----    ----    ----
 12.92%    8.03% 11.90% 7.46%(1) 4.71% -3.61%  14.51%   2.56%   7.85%   5.61%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                                                Since
                                                             Inception of
                                                           Classes B and M
                         1 Year    5 Years   10 Years(4)      (7/17/95)
                         ------    -------   --------        ----------
Class A(1)                0.63%      4.20%     6.56%              --
Class B(2)               -0.15%        --        --             4.42%
Class M(3)                1.66%        --        --             4.50%
Lehman Gov't/Mortgage     8.62%      6.45%     8.34%            7.20%
Lehman Interm.
Treasury**                6.98%      5.98%     7.38%            7.24%

----------
* Class C shares of Government Securities Income Fund were not offered during the period ended December 31, 1998.
** Information on the Lehman Intermediate Treasury Index is presented because effective May 24, 1999, the Fund seeks an average portfolio duration within +/- 20% of the duration of that Index. Previously, the Fund's average portfolio maturity was generally longer.
1. Reflects deduction of sales charge of 4.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3. Reflects deduction of a sales charge of 3.25%.
4. The Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 7.76% (Q2 1989)

Worst quarter for period in bar chart: -2.66% (Q1 1994)


The Fund's year-to-date total return as of September 30, 1999 was -0.88%

                                   ----------

The table at left compares the Fund's performance to that of two broad measures of market performance -- the Lehman Brothers/Mortgage Government Index and the Lehman Brothers Intermediate Treasury Index. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INCOME
FUNDS

PILGRIM
STRATEGIC
INCOME FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM TOTAL RETURN.

ADVISER:
PILGRIM INVESTMENTS, INC.

Under normal conditions, the Fund invests at least 60% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities that are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 40% of its total assets in high yield debt securities rated below investment grade. There is no minimum credit rating for high yield debt securities in which the Fund may invest.

The Fund may invest in debt securities of any maturity; however, the average portfolio duration of the Fund will generally range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The Fund does not invest in interest-only or principal-only stripped mortgage-backed securities.

PRINCIPAL RISKS

The Fund is subject to risks associated with investing in debt securities, including high yield debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the

--------------------------------------------------------------------------------
30

Fund will be forced to reinvest this money at lower yields.


INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                       1.77%   9.04%   7.94%
----------
* Because Class A, Class B and Class C shares were first offered in 1998, the returns in the bar chart are based upon the performance of Institutional Class shares of the Fund, which is no longer offered, for prior periods, restated to reflect Class A operating expenses, Class A, Class B and Class C shares after adjustment for class expenses, would have had substantially similar returns because institutional Class shares were invested in the same portfolio of securities. Also, prior to May 24, 1999 a different adviser managed the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                                       Since
                                                     Inception
                                         1 Year      (8/31/95)
                                         ------       --------
Class A*                                  2.78%        6.61%
Lehman Aggregate Bond Index               8.67%        8.20%

----------
* This table shows performance of the Institutional Class shares of the Fund, which is no longer offered, restated to reflect Class A expenses, including deduction of a sales charge of 4.75%, because Classes A, B and C of the Fund did not have a full year's performance as of December 31, 1998. See the footnote to the bar chart above.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 3.84% (Q4 1996)

Worst quarter for period in bar chart: -0.72% (Q1 1996)

The Fund's year-to-date total return as of September 30, 1999 was -1.95%


                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index, an unmanaged index of fixed income securities. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INCOME
FUNDS

PILGRIM
HIGH YIELD
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

THE FUND SEEKS A HIGH LEVEL OF CURRENT INCOME, WITH CAPITAL APPRECIATION AS A SECONDARY OBJECTIVE.

ADVISER:
PILGRIM INVESTMENTS, INC.


The Fund normally invests at least 65% of its assets in high yield debt securities, including preferred stock and convertible securities, that do not in the opinion of the adviser involve undue risk relative to their expected return. High yield securities, which are commonly known as "junk bonds", are securities that are rated below investment grade, i.e., rated lower than Baa by Moody's Investors Service, Inc. ("Moodys") or BBB by Standard and Poor's ("S&P"), or of comparable quality if not rated. Generally, the Fund will invest in securities rated lower than B by Moody's or S&P only when the adviser believes the financial condition of the issuer or other available protections reduce the risk to the Fund or that there is greater value in the securities than is reflected in their prevailing market price. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may invest in debt securities of any maturity. In selecting securities for the Fund, preservation of capital is a consideration.


The remainder of the Fund's assets may be invested in common stocks, investment grade preferred stocks, investment grade debt obligations of all types, U.S. Government securities, warrants, money market instruments (including repurchase agreements on U.S. Government securities), mortgage-related securities and participation interests and assignments in floating rate loans and notes. The Fund may also invest up to 10% of its assets in foreign debt securities of any rating. The Fund reserves the right to also invest in financial futures and related options to attempt to hedge risk, although the Fund has not invested in such instruments since Pilgrim Investments, Inc. became the adviser in 1995 through the date of this prospectus.

PRINCIPAL RISKS

The Fund is subject to risks associated with investing in lower rated debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

--------------------------------------------------------------------------------
32

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security whose credit rating has been lowered may be particularly difficult to sell.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)

  1989     1990   1991   1992    1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----    ----   ----    ----    ----    ----    ----
  1.87%   -9.49% 29.44% 16.19%  18.52% -1.55%  17.71%  15.76%  14.98%  -2.96%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                                                Since
                                                             Inception of
                                                           Classes B and M
                           1 Year    5 Years   10 Years       (7/17/95)
                           ------    -------   --------      ----------
Class A(1)                 -7.60%      7.36%      8.88%           --
Class B(2)                 -8.02%        --         --          7.75%
Class M(3)                 -6.58%        --         --          7.69%
Lehman High Yield Index     1.87%      8.57%     10.55%         8.91%(4)

----------
* Class C shares of High Yield Fund were not offered during the period ended December 31, 1998.
1. Reflects deduction of sales charge of 4.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3. Reflects deduction of a sales charge of 3.25%.
4. Since inception performances for index is shown from 7/31/95.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 14.83% (Q1 1991)

Worst quarter for period in bar chart: -7.91% (Q3 1998)


The Fund's year-to-date total return as of September 30, 1999 was -0.07%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Index, an unmanaged index of high yield bonds. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INCOME
FUNDS

HIGH
YIELD
FUND II

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

THE FUND SEEKS A HIGH LEVEL OF CURRENT INCOME AND CAPITAL GROWTH.

ADVISER:
PILGRIM INVESTMENTS, INC.

Under normal conditions, the Fund invests at least 65% of its total assets in lower rated debt securities, which are commonly referred to as "junk bonds," and convertible securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies.


The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with a market capitalizations above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.


PRINCIPAL RISKS

The Fund is subject to risks associated with investing in lower rated debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

--------------------------------------------------------------------------------
34

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security whose credit rating has been lowered may be particularly difficult to sell.


RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISK OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                              21.05%   4.69%
----------
* Because Class A, Class B and Class C shares were first offered in 1998, the returns in the bar chart are based upon the performance of Institutional Class shares of the Fund, which is no longer offered, for prior periods, restated to reflect Class A operating expenses, Class A, Class B and Class C shares after adjustment for class expenses, would have had substantially similar returns because institutional Class shares were invested in the same portfolio of securities. Also, prior to May 24, 1999 a different adviser managed the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                                       Since
                                                     Inception
                                         1 Year      (7/31/96)
                                         ------       --------
Class A*                                 -0.32%        12.92%
First Boston High Yield Index              .58%         8.43%

----------
* This table shows performance of the Institutional Class shares of the Fund, which is no longer offered, restated to reflect Class A expenses, including deduction of a sales charge of 4.75%, because Classes A, B and C of the Fund did not have a full year's performance as of December 31, 1998. See the footnote to the bar chart above.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 8.30% (Q3 1997)

Worst quarter for period in bar chart: -7.14% (Q3 1998)


The Fund's year-to-date total return as of September 30, 1999 was 2.62%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the First Boston High Yield Index, an unmanaged index of high yield bonds. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

EQUITY &
INCOME
FUNDS

PILGRIM
BALANCED
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

THE FUND SEEKS A BALANCE OF LONG-TERM CAPITAL APPRECIATION AND CURRENT INCOME.

ADVISER:
PILGRIM INVESTMENTS, INC.

The Fund's adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and will seek a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets will be invested in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The adviser emphasizes a value approach, and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. A company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique. The Fund may invest up to 35% of its net assets in zero coupon securities.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CHANGES IN INTEREST RATES -- the value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.

--------------------------------------------------------------------------------
36

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                      -6.29%  23.44%  16.39%  20.50%  23.34%
----------
*  Prior to May 24, 1999, a different adviser managed the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                             Since
                                           Inception       Since
                                           of Classes   Inception of
                                             A and C      Class B
                        1 Year    5 Years   (4/19/93)    (5/31/95)
                        ------    -------   --------     ---------
Class A(1)              16.26%     13.52%    14.25%          --
Class B(2)              17.80%        --        --        26.42%
Class C(3)              21.52%     14.14%    14.75%          --
Composite Index         20.93%     17.34%    15.27%       20.48%

----------
1.   Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3.   Reflects deduction of sales charge of 1% for the 1 year return.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 14.44% (Q3 1997)

Worst quarter for period in bar chart: -5.88% (Q2 1994)


The Fund's year-to-date total return as of September 30, 1999 was 2.58%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- a composite index consisting of 60% Standard & Poor's 500 Composite Stock Price Index and 40% Lehman Brothers Government/Corporate Bond Index. Unlike the bar chart, the table reflects the impact of sales charges. The Indices have an inherent performance advantage over the Fund since each has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

EQUITY &
INCOME
FUNDS

PILGRIM
CONVERTIBLE
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM TOTAL RETURN, CONSISTING OF CAPITAL APPRECIATION AND CURRENT INCOME.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. Through investments in convertible securities, the Fund seeks to capture the upside performance of the underlying equities with less downside exposure. The Fund may invest the remainder of its assets in common and preferred stocks, debt securities of any maturity, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in high yield debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund also may invest up to 35% of its net assets in zero coupon securities.

The Fund's sub-adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. In evaluating convertibles, the sub-adviser searches for what it calls "change at the margin" -- positive business developments which are not yet fully reflected in the company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer

--------------------------------------------------------------------------------
38
durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

INABILITY TO SELL SECURITIES -- lower rated securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE
--------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURNS
(CLASS A)*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                      -8.23%  21.67%  20.29%  22.58%  20.86%
----------
* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                                      Since
                                                    Inception       Since
                                                    of Classes   Inception of
                                                      A and C      Class B
                                 1 Year    5 Years   (4/19/93)    (5/31/95)
                                 ------    -------   --------     ---------
Class A(1)                       13.93%     13.41%    15.74%          --
Class B(2)                       15.31%        --        --        20.61%
Class C(3)                       19.12%     14.03%    16.19%          --
First Boston Convertible Index    6.55%     10.82%    11.42%(4)    13.48%

----------
1.   Reflects deduction of sales charge of 5.75%.
2. Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
3.   Reflects deduction of sales charge of 1% for the 1 year return.
4.   Since inception performance for the index is shown from 4/30/93.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If it did, returns would be lower than those shown.

Best quarter for period in bar chart: 19.73% (Q4 1998)

Worst quarter for period in bar chart: -9.08% (Q3 1998)


The Fund's year-to-date total return as of September 30, 1999 was 11.60%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index, an unmanaged index representing the universe of convertible securities. Unlike the bar chart, the table reflects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

--------------------------------------------------------------------------------

FEES AND
EXPENSES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER TRANSACTION FEES
(fees paid directly from your investment)
                                                   Class A     Class B     Class C(1)   Class M(2)
                                                   -------     -------     ----------   ----------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)
 Equity Funds and Equity & Income Funds             5.75%(3)     None         None         3.50%(3)
 Income Funds                                       4.75%(3)     None         None         3.25%(3)

Maximum deferred sales charge (load)
(as a percentage of the lower of original
purchase price or redemption proceeds)
 Equity Funds and Equity & Income
  Funds                                             None(4)      5.00%(5)     1.00%(6)     None
 Income Funds                                       None(4)      5.00%(5)     1.00%(6)     None

----------
(1) Bank and Thrift Fund and Asia-Pacific Equity Fund do not offer Class C shares.
(2) Class M shares are offered only by MagnaCap Fund, LargeCap Leaders Fund, MidCap Value Fund, Asia-Pacific Equity Fund, Government Securities Income Fund and High Yield Fund.
(3)  Reduced for purchases of $50,000 and over. See Shareholder Guide.
(4) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See Shareholder Guide.
(5) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. See Shareholder Guide.
(6)  Imposed upon redemption within 1 year from purchase.

--------------------------------------------------------------------------------

Fees and
Expenses
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)

CLASS A

                                                                         Total Annual
                                              Distribution                  Fund       Fee Waiver
                                 Management   and Service      Other      Operating        by         Net
Fund                                Fees      (12b-1) Fees   Expenses(4)   Expenses     Adviser(2)  Expenses
----                                ----      ------------   -----------   --------     ----------  --------
MagnaCap                            0.71%         0.30%        0.34%         1.35%           --       1.35%
LargeCap Leaders                    1.00          0.25         0.73          1.98         (0.23)%     1.75
LargeCap Growth                     0.75          0.35         0.25          1.35            --       1.35
MidCap Value                        1.00          0.25         0.54          1.79         (0.04)      1.75
MidCap Growth                       0.75          0.35         0.25          1.35            --       1.35
SmallCap Growth                     1.00          0.35         0.24          1.59            --       1.59
Bank and Thrift                     0.72          0.25         0.42          1.39            --       1.39
Worldwide Growth                    1.00          0.35         0.30          1.65            --       1.65
International Core Growth           1.00          0.35         0.38          1.73            --       1.73
International SmallCap Growth       1.00          0.35         0.42          1.77            --       1.77
Emerging Countries                  1.25          0.35         0.93          2.53         (0.53)      2.00
Asia-Pacific Equity                 1.25          0.25         1.48          2.98         (0.98)      2.00
Government Securities Income        0.50          0.25         0.65          1.40            --       1.40
Strategic Income                    0.45          0.35         0.67          1.47            --       0.95
High Yield                          0.60          0.25         0.27          1.12         (0.12)      1.00
High Yield II                       0.60          0.35         0.32          1.27         (0.17)      1.10
Balanced                            0.75          0.35         0.51          1.61         (0.26)      1.35
Convertible                         0.75          0.35         0.23          1.33            --       1.33

CLASS B
                                                                        Total Annual
                                            Distribution                    Fund      Fee Waiver
                                Management   and Service     Other       Operating        by          Net
Fund                               Fees     (12b-1) Fees   Expenses(4)    Expenses     Adviser(2)   Expenses
----                               ----     ------------   -----------    --------     ----------   --------
MagnaCap                           0.71%        1.00%         0.34%         2.05%           --        2.05%
LargeCap Leaders                   1.00         1.00          0.73          2.73         (0.23)%      2.50
LargeCap Growth                    0.75         1.00          0.25          2.00            --        2.00
MidCap Value                       1.00         1.00          0.54          2.54         (0.04)       2.50
MidCap Growth                      0.75         1.00          0.25          2.00            --        2.00
SmallCap Growth                    1.00         1.00          0.24          2.24            --        2.24
Bank and Thrift                    0.72         1.00          0.42          2.14            --        2.14
Worldwide Growth                   1.00         1.00          0.30          2.30            --        2.30
International Core Growth          1.00         1.00          0.38          2.38            --        2.38
International SmallCap Growth      1.00         1.00          0.42          2.42            --        2.42
Emerging Countries                 1.25         1.00          0.93          3.18         (0.53)       2.65
Asia-Pacific Equity                1.25         1.00          1.48          3.73         (0.98)       2.75
Government Securities Income       0.50         1.00          0.65          2.15            --        2.15
Strategic Income                   0.45         0.75          0.67          1.87         (0.52)       1.35
High Yield                         0.60         1.00          0.27          1.87         (0.12)       1.75
High Yield II                      0.60         1.00          0.32          1.92         (0.17)       1.75
Balanced                           0.75         1.00          0.51          2.26         (0.26)       2.00
Convertible                        0.75         1.00          0.23          1.98            --        1.98

--------------------------------------------------------------------------------
42

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)



CLASS C(3)                                                             Total Annual
                                            Distribution                   Fund      Fee Waiver
                                Management   and Service    Other       Operating        by         Net
Fund                               Fees     (12b-1) Fees  Expenses(4)    Expenses     Adviser(2)  Expenses
----                               ----     ------------  -----------    --------     ----------  --------
MagnaCap                           0.71%        1.00%       0.34%          2.05%           --       2.05%
LargeCap Leaders                   1.00         1.00        0.73           2.00         (0.23)%     2.50
LargeCap Growth                    0.75         1.00        0.25           2.10            --       2.00
MidCap Value                       1.00         1.00        0.54           2.54         (0.04)      2.50
MidCap Growth                      0.75         1.00        0.25           2.00            --       2.00
SmallCap Growth                    1.00         1.00        0.24           2.24            --       2.24
Worldwide Growth                   1.00         1.00        0.30           2.30            --       2.30
International Core Growth          1.00         1.00        0.38           2.38            --       2.38
International SmallCap Growth      1.00         1.00        0.42           2.42            --       2.42
Emerging Countries                 1.25         1.00        0.93           3.18         (0.53)      2.65
Government Securities Income       0.50         1.00        0.65           2.15            --       2.15
Strategic Income                   0.45         0.75        0.67           1.87         (0.52)      1.35
High Yield                         0.60         1.00        0.27           1.87         (0.12)      1.75
High Yield II                      0.60         1.00        0.32           1.92         (0.17)      1.75
Balanced                           0.75         1.00        0.51           2.26         (0.26)      2.00
Convertible                        0.75         1.00        0.23           1.98            --       1.98

CLASS M                                                            Total Annual
                                           Distribution                Fund      Fee Waiver
                               Management   and Service   Other     Operating        by         Net
Fund                              Fees     (12b-1) Fees  Expenses    Expenses     Adviser(2)  Expenses
----                              ----     ------------  --------    --------     ----------  --------
MagnaCap                          0.71%        0.75%       0.34%       1.80%          --        1.80%
LargeCap Leaders                  1.00         0.75        0.73        2.48        (0.23)%      2.25
MidCap Value                      1.00         0.75        0.54        2.29        (0.04)       2.25
Asia-Pacific Equity               1.25         0.75        1.48        3.48        (0.98)       2.50
Government Securities Income      0.50         0.75        0.65        1.90           --        1.90
High Yield                        0.60         0.75        0.27        1.62        (0.12)       1.50

(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed.
(2) Pilgrim Investments has entered into expense limitation agreements with each Fund except MagnaCap Fund, Bank and Thrift Fund and Government
     Securities Income Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments within three years. The expense limit for each such Fund is shown as "Net Expenses." For High Yield Fund, the current limits will continue through December 31, 1999, at which time they will change to 1.10% for Class A, 1.85% for Classes B and C and 1.60% for Class M through at least October 31, 2001. For each remaining Fund except Government Securities Income Fund, the expense limit will continue through at least October 31, 2001. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for Funds for which it serves as sub-adviser. Pilgrim Investments has separately agreed to reimburse Government Securities Income Fund to the extent that total Fund operating expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and distribution fees in excess of 0.25%, exceed 1.50% of the Fund's average daily net asset on the first $40 million in net assets and 1.00% of average daily net assets in excess of $40 million. The expense limit for Government Securities Income Fund will terminate only with termination of the advisory contract with Pilgrim Investments.

(3) Because Class C shares are new for the MagnaCap and LargeCap Leaders Funds, their expenses are based on Class B expenses.

(4) Except for the MagnaCap, LargeCap Leaders, MidCap Value, Bank and Thrift, Asia-Pacific Equity, Government Securities Income and High Yield Funds, other expenses have been modified to reflect contractual changes made to custodial, co-administration and transfer agent fees..


--------------------------------------------------------------------------------

FEES AND
EXPENSES
--------------------------------------------------------------------------------
EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time period indicated. Each Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS A

                                    Assuming you redeem at the
                                     end of each time period.              Assuming you do not redeem.
                                -----------------------------------   ------------------------------------
Fund                            1 year  3 years  5 years   10 years   1 year  3 years   5 years   10 years
----                            ------  -------  -------   --------   ------  -------   -------   --------
MagnaCap                         $705    $  978   $1,272    $2,105     $705    $  978    $1,272    $2,105
LargeCap Leaders                  743     1,140    1,561     2,731      743     1,140     1,561     2,731
LargeCap Growth                   705       978    1,272     2,105      705       978     1,272     2,105
MidCap Value                      743     1,102    1,485     2,556      743     1,102     1,485     2,556
MidCap Growth                     705       978    1,272     2,105      705       978     1,272     2,105
SmallCap Growth                   727     1,048    1,391     2,356      727     1,048     1,391     2,356
Bank & Thrift                     708       990    1,292     2,148      708       990     1,292     2,148
Worldwide Growth                  733     1,065    1,420     2,417      733     1,065     1,420     2,417
International Core Growth         741     1,089    1,460     2,499      741     1,089     1,460     2,499
International SmallCap Growth     745     1,100    1,479     2,539      745     1,100     1,479     2,539
Emerging Countries                766     1,219    1,751     3,198      766     1,219     1,751     3,198
Asia-Pacific Equity               766     1,357    1,971     3,619      766     1,357     1,971     3,619
Government Securities Income      611       897    1,204     2,075      611       897     1,204     2,075
Strategic Income                  567       818    1,143     2,061      567       818     1,143     2,061
High Yield                        582       810    1,059     1,770      582       810     1,059     1,770
High Yield II                     582       826    1,107     1,907      582       826     1,107     1,907
Balanced                          705     1,005    1,353     2,334      705     1,005     1,353     2,334
Convertible                       703       972    1,262     2,084      703       972     1,262     2,084

CLASS B
                                    Assuming you redeem at the
                                     end of each time period.             Assuming you do not redeem.
                                -----------------------------------   ------------------------------------
Fund                            1 year  3 years  5 years   10 years   1 year  3 years   5 years   10 years
----                            ------  -------  -------   --------   ------  -------   -------   --------
MagnaCap                         $708    $  943   $1,303    $2,200     $208    $  643    $1,103    $2,200
LargeCap Leaders                  753     1,126    1,624     2,864      253       826     1,424     2,864
LargeCap Growth                   703       927    1,278     2,160      203       627     1,078     2,160
MidCap Value                      753     1,087    1,547     2,689      253       787     1,347     2,689
MidCap Growth                     703       927    1,278     2,160      203       627     1,078     2,160
SmallCap Growth                   727     1,000    1,400     2,411      227       700     1,200     2,411
Bank & Thrift                     717       970    1,349     2,282      217       670     1,149     2,282
Worldwide Growth                  733     1,018    1,430     2,473      233       718     1,230     2,473
International Core Growth         741     1,042    1,470     2,555      241       742     1,270     2,555
International SmallCap Growth     745     1,055    1,491     2,596      245       755     1,291     2,596
Emerging Countries                768     1,179    1,769     3,259      268       879     1,569     3,259
Asia-Pacific Equity               778     1,351    2,043     3,749      278     1,051     1,843     3,749
Government Securities Income      718       973    1,354     2,292      218       673     1,154     2,292
Strategic Income                  637       784    1,111     1,998      137       484       911     1,998
High Yield                        688       884    1,207     1,991      188       584     1,007     1,991
High Yield II                     678       869    1,204     2,046      178       569     1,004     2,046
Balanced                          703       955    1,361     2,389      203       655     1,161     2,389
Convertible                       701       921    1,268     2,139      201       621     1,068     2,139

--------------------------------------------------------------------------------
44

EXAMPLES

CLASS C

                                    Assuming you redeem at the
                                     end of each time period.              Assuming you do not redeem.
                                -----------------------------------   ------------------------------------
Fund                            1 year  3 years  5 years   10 years   1 year  3 years   5 years   10 years
----                            ------  -------  -------   --------   ------  -------   -------   --------
MagnaCap                         $308    $643     $1,103    $2,379     $208    $643      $1,103    $2,379
LargeCap Leaders                  353     826      1,424     3,044      253     826       1,424     3,044
LargeCap Growth                   303     627      1,078     2,327      203     627       1,078     2,327
MidCap Value                      353     787      1,347     2,872      253     787       1,347     2,872
MidCap Growth                     303     627      1,078     2,327      203     627       1,078     2,327
SmallCap Growth                   327     700      1,200     2,575      227     700       1,200     2,575
Worldwide Growth                  333     718      1,230     2,636      233     718       1,230     2,636
International Core Growth         341     742      1,270     2,716      241     742       1,270     2,716
International SmallCap Growth     345     755      1,291     2,756      245     755       1,291     2,756
Emerging Countries                368     879      1,569     3,409      268     879       1,569     3,409
Government Securities Income      318     673      1,154     2,483      218     673       1,154     2,483
Strategic Income                  237     484        911     2,103      137     484         911     2,103
High Yield                        288     584      1,007     2,187      188     584       1,007     2,187
High Yield II                     278     569      1,004     2,215      178     569       1,004     2,215
Balanced                          303     655      1,161     2,554      203     655       1,161     2,554
Convertible                       301     621      1,068     2,306      201     621       1,068     2,306

CLASS M
                                    Assuming you redeem at the
                                     end of each time period.             Assuming you do not redeem.
                                -----------------------------------   ------------------------------------
Fund                            1 year  3 years  5 years   10 years   1 year  3 years   5 years   10 years
----                            ------  -------  -------   --------   ------  -------   -------   --------
MagnaCap                         $526    $  897   $1,291    $2,392     $526    $  897    $1,291    $2,392
LargeCap Leaders                  570     1,074    1,604     3,051      570     1,074     1,604     3,051
MidCap Value                      570     1,037    1,529     2,881      570     1,037     1,529     2,881
Asia-Pacific Equity               594     1,293    2,014     3,912      594     1,293     2,014     3,912
Government Securities Income      512       903    1,318     2,475      512       903     1,318     2,475
High Yield                        482       816    1,174     2,181      482       816     1,174     2,181

--------------------------------------------------------------------------------

SHAREHOLDER
GUIDE

CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------
PILGRIM PURCHASE OPTIONS(TM)

Depending upon the Fund, you may select from up to four separate classes of shares: Class A, Class B, Class C and Class M.

CLASS A

*    Front-end sales charge, as described on the next page.

*    Distribution and service (12b-1) fees of 0.25% to 0.35%.

CLASS B

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution  and service (12b-1) fees of 1.00% (0.75% for Strategic Income
     Fund)

*    A contingent deferred sales charge, as described on the next page.

* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

CLASS C

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution  and service (12b-1) fees of 1.00% (0.75% for Strategic Income
     Fund)

* A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

*    Not offered by Bank and Thrift Fund and Asia-Pacific Equity Fund.

CLASS M

*    Lower front-end sales charge than Class A, as described on the next page.

*    Distribution and service (12b-1) fees of 0.75%.

* No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

* Offered only by MagnaCap Fund, LargeCap Leaders Fund, MidCap Value Fund, Asia-Pacific Equity Fund, Government Securities Income Fund and High Yield Fund.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares.

Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

--------------------------------------------------------------------------------
46

--------------------------------------------------------------------------------
SALES CHARGE CALCULATION

CLASS A

Class A shares of the funds are sold subject to the following sales charge.

                              Equity Funds,
                            Balanced Fund and
                             Convertible Fund               Income Funds
                        --------------------------   --------------------------
                          As a %                       As a %
                          of the       As a % of       of the       As a % of
                         offering         net         offering         net
   Your investment        price       asset value      price       asset value
   ---------------        -----       -----------      -----       -----------
Less than $50,000        5.75%           6.10%         4.75%          4.99%
$50,000 - $99,999        4.50%           4.71%         4.50%          4.71%
$100,000 - $249,999      3.50%           3.63%         3.50%          3.63%
$250,000 - $499,999      2.50%           2.56%         2.50%          2.56%
$500,000 - $1,000,000    2.00%           2.04%         2.00%          2.04%
$1,000,000 and over      See below                     See below

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                       Period during which
    Your investment           CDSC        CDSC applies
    ---------------           ----        ------------
$1,000,000 to $2,499,999     1.00%           2 years
$2,500,000 to $4,999,999     0.50%           1 year
$5,000,000 and over          0.25%           1 year

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.

CLASS B AND CLASS C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                         CDSC on shares
Years after purchase       being sold
--------------------       ----------
1st year                      5%
2nd year                      4%
3rd year                      3%
4th year                      3%
5th year                      2%
6th year                      1%
After 6th year               none

CLASS C DEFERRED SALES CHARGE

                         CDSC on shares
Years after purchase       being sold
--------------------       ----------
1st year                      1%
After 1st year               none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

CLASS M

Class M shares of the funds are sold subject to the following sales charge.

                              MagnaCap,
                          LargeCap Leaders,          Government
                            MidCap Value,            Securities
                                 and                 Income and
                            Asia-Pacific             High Yield
                            Equity Funds                Funds
                        ---------------------   ---------------------
                         As a %      As a %      As a %      As a %
                         of the      of net      of the      of net
                        offering      asset     offering      asset
   Your investment       price        value      price        value
   ---------------       -----        -----      -----        -----
Less than $50,000        3.50%        3.63%       3.25%       3.36%
$50,000 - $99,999        2.50%        2.56%       2.25%       2.30%
$100,000 - $249,999      1.50%        1.52%       1.50%       1.52%
$250,000 - $499,999      1.00%        1.01%       1.00%       1.01%
$500,000 and over        none         none        none         none

--------------------------------------------------------------------------------

SHAREHOLDER
GUIDE

CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

COMBINATION PRIVILEGE -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.

See the Account Application or the Statement of Additional Information for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

* mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

* If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

SALES CHARGE WAIVERS. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the Statement of Additional Information.

--------------------------------------------------------------------------------
48

HOW TO PURCHASE SHARES
--------------------------------------------------------------------
The minimum initial investment amounts for the Pilgrim Funds are as follows:

*    Non-retirement accounts: $1,000

*    Retirement accounts: $250

* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month

The minimum additional investment is $100

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. Pilgrim reserves the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRA's).

RETIREMENT PLANS. The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. Investors Fiduciary Trust Company (`IFTC') acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. IFTC currently receives a $12 custodial fee annually for the maintenance of such accounts.

                       Initial                    Additional
    Method            Investment                  Investment
    ------            ----------                  ----------
By Contacting     An investment
Your Investment   professional with an
Professional      authorized firm
                  can help you establish
                  and maintain your
                  account.

By Mail           Visit or consult an           Visit or consult an
                  investment                    investment
                  professional.                 professional.

                  Make your check               Fill out the Account
                  payable to the Pilgrim        Additions form
                  Funds and mail it,            included on the bottom
                  along with a completed        of your account
                  Application. Please           statement along with
                  indicate your                 your check payable to
                  investment professional       the Fund and mail
                  on the New Account            them to the address on
                  Application                   the account statement.
                                                Remember to write your account
                                                number on the check.

By Wire           Call the Pilgrim              Wire the funds in the
                  Operations Department         same manner described
                  at (800) 336-3436 to          under "Initial
                  obtain an account             Investment."
                  number and indicate
                  your investment
                  professional on the
                  account.

                  Instruct your bank to
                  wire funds to the Fund
                  in the care of:
                  Investors Fiduciary
                  Trust Co. ABA
                  #101003621 Kansas
                  City, MO credit to:

                  ------------------------
                  (the Fund) A/C #751-8315;
                  for further credit to:
                  Shareholder A/C
                  #________________ (A/C #
                  you received over the
                  telephone)
                  Shareholder Name:

                  ------------------------
                     (Your Name Here)

                  After wiring funds you
                  must complete the
                  Account Application
                  and send it to:

                  Pilgrim Funds
                  P.O. Box 419368
                  Kansas City, MO
                  64141-6368

--------------------------------------------------------------------------------

SHAREHOLDER
GUIDE

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
You may redeem shares using the table on the right:

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN. You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.

*    Minimum withdrawal amount is $100.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

PAYMENTS. Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

          Method                            Procedures
          ------                            ----------
By Contacting Your        You may redeem by contacting your investment
Investment Professional   professional. Investment professionals may charge
                          for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                          Pilgrim Funds
                          P.O. Box 419368
                          Kansas City, MO 64141-6368

                          If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --           You may redeem shares by telephone on all accounts
Expedited Redemption      other than retirement accounts, unless you check the
                          box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing
                          Agent at (800) 992-0180.

                          Receiving Proceeds By Check:

                          You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days. Receiving Proceeds By Wire: You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check.

                          Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made.

                          In the event that share certificates have been issued, you may not request a wire redemption by telephone.

--------------------------------------------------------------------------------
50

TRANSACTION POLICIES
--------------------------------------------------------------------------------
NET ASSET VALUE. The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. New York City time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith by the Board of Directors or Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS. Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "Purchase of Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS. The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES. You may exchange shares of a Fund for shares of the same class of any other Pilgrim Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

--------------------------------------------------------------------------------

SHAREHOLDER
GUIDE

TRANSACTION POLICIES
--------------------------------------------------------------------------------
The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long term investment and not as a short-term trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days written notice to shareholders.

SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days written notice to shareholders.

SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

DISTRIBUTION AND
SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges. The following table shows the distribution and service fees associated with investing in each class of shares.


                                  Distribution Fee     Service Fee
                                  ----------------     -----------
CLASS A
   MagnaCap Fund ............          0.05%              0.25%

   LargeCap Leaders,
     MidCap Value, Bank
     and Thrift, Asia-Pacific
     Equity, Government
     Securities Income and
     High Yield Funds .......          0.00%              0.25%

   LargeCap Growth,
     MidCap Growth,
     SmallCap Growth,
     Convertible,
     International
     CoreGrowth,
     Worldwide Growth,
     International SmallCap
     Growth, Emerging
     Countries, Strategic
     Income, High Yield II
     and Balanced Funds .....          0.10%              0.25%

CLASS B .....................          0.75%*             0.25%

CLASS C .....................          0.75%*             0.25%

CLASS M .....................          0.50%              0.25%

* The Class B and Class C distribution fee for Strategic Income Fund is 0.50%.

--------------------------------------------------------------------------------
52

MANAGEMENT
OF THE
FUNDS

ADVISER
--------------------------------------------------------------------------------
Pilgrim Investments, Inc. has overall responsibility for the management of the Funds. Pilgrim Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


Organized in December 1994, Pilgrim Investments is registered as an investment adviser with the Securities and Exchange Commission. As of September 30, 1999, Pilgrim Investments managed over $7.7 billion in assets. Pilgrim Investments acquired certain assets of previous advisers to certain of the Funds in separate transactions that closed on April 7, 1995 and May 21, 1999. Pilgrim Investments is an indirect, wholly owned subsidiary of ReliaStar Financial Corp. (NYSE:
RLR). Through its subsidiaries, ReliaStar Financial Corp. offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products and personal finance education.


The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


Fund                              Advisory Fee
----                              ------------
MagnaCap                              0.71%
LargeCap Leaders                      1.00
LargeCap Growth                       0.75
MidCap Value                          1.00
MidCap Growth                         0.75
SmallCap Growth                       1.00
Bank and Thrift                       0.72
Worldwide Growth                      1.00
International Core Growth             1.00
International SmallCap Growth         1.00
Emerging Countries                    1.25
Asia-Pacific Equity                   1.25
Government Securities Income          0.50
Strategic Income                      0.45
High Yield                            0.60
High Yield II                         0.60
Balanced                              0.75
Convertible                           0.75


PILGRIM INVESTMENTS DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

MAGNACAP FUND

This Fund is managed by a team led by Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager for Pilgrim Investments. Mr. Kornblue has served as a Portfolio Manager of MagnaCap Fund since 1989. The other individuals on the team are G. David Underwood, Anuradha Sahai and Robert M. Kloss.

--------------------------------------------------------------------------------

MANAGEMENT
OF THE
FUNDS

ADVISER
--------------------------------------------------------------------------------
LARGECAP LEADERS FUND AND MIDCAP VALUE FUND

The LargeCap Leaders and MidCap Value Funds are managed by a team led by G. David Underwood, Vice President and Senior Portfolio Manager for Pilgrim
Investments. Mr. Underwood is the Lead Portfolio Manager of LargeCap Leaders Fund. Prior to joining Pilgrim Investments in December, 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager. The other individual on the team is Robert M. Kloss.

BANK AND THRIFT FUND

Carl Dorf, Senior Vice President and Senior Portfolio Manager of Bank and Thrift Fund has been managing the Fund's portfolio since January 1991, when he joined Pilgrim Investments' predecessor. Mr. Dorf is also a Senior Vice President of Pilgrim Investments.

STRATEGIC INCOME FUND

The following individuals share responsibility for the day-to-day management of the Strategic Income Fund.

Robert K.  Kinsey,  Vice  President  of  Pilgrim  Investments,  has  served as a
Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Kinsey manages Strategic Income Fund's assets that are invested in assets other than high yield debt securities. Prior to joining Pilgrim Investments, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Kevin G. Mathews, Senior Vice President and Senior Portfolio Manager of Pilgrim Investments, has served as a Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Mathews manages Strategic Income Fund's assets that are invested in high yield debt securities. Mr. Mathews has served as Portfolio Manager of High Yield Fund since June 1995, and also served as Portfolio Manager of Government Securities Income Fund from June 1995 through September 1996. Prior to joining Pilgrim Investments, Mr. Mathews was a Vice President and Senior Portfolio Manager with Van Kampen American Capital.

GOVERNMENT SECURITIES INCOME FUND

Robert K. Kinsey, whose background is described above, has primary responsibility for the day-to-day management of Government Securities Income Fund, and has served as Senior Portfolio Manager of Government Securities Income Fund since May 24, 1999.

Charles G. Ullerich, Vice President of Pilgrim Investments, has served as a Portfolio Manager of Government Securities Income Fund since September 1996 and served as Assistant Portfolio Manager of that Fund from August 1995 to September 1996. Prior to joining Pilgrim Investments, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, GA since 1991, where he was Portfolio Manager for a mortgage and treasury securities portfolio.

HIGH YIELD FUND AND HIGH YIELD FUND II

Kevin G. Mathews, whose background is described above, has served as Portfolio Manager of High Yield Fund and High Yield Fund II since June 1995 and May, 1999, respectively.

BALANCED FUND

The following individuals share responsibility for the day-to-day management of the Balanced Fund:

G. David Underwood, whose background is described above, has served as Senior Portfolio Manager of the equity portion of the Balanced Fund's assets since May 24, 1999.

Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

Robert K. Kinsey, whose background is described above, has also served as a Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

--------------------------------------------------------------------------------
54

SUB-ADVISERS
--------------------------------------------------------------------------------
For the following Funds, Pilgrim Investments has engaged Sub-Advisers to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers are among the most respected institutional investment advisers in the world, and have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

LARGECAP GROWTH FUND, MIDCAP GROWTH FUND, SMALLCAP GROWTH FUND, WORLDWIDE GROWTH FUND, INTERNATIONAL CORE GROWTH FUND, INTERNATIONAL SMALLCAP GROWTH FUND, EMERGING COUNTRIES FUND AND CONVERTIBLE FUND


Nicholas-Applegate Capital Management (NACM). Founded in 1984, NACM manages over $27 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. Each of the Funds listed above is managed by a team of portfolio managers and analysts employed by NACM.


In connection with the acquisition of certain assets relating to certain of the Funds in 1999, Pilgrim Investments and certain of its affiliates entered into an agreement with Nicholas-Applegate Capital Management and its affiliates which provides that Pilgrim Investments (not the Funds) will be obligated to pay to Nicholas-Applegate Capital Management a specified amount upon termination of the sub-advisory agreement with Nicholas-Applegate Capital Management.

ASIA-PACIFIC EQUITY FUND


HSBC Asset Management Americas Inc. and HSBC Asset Management Hong Kong Limited (collectively, HSBC) serve jointly as Sub-Adviser to Asia-Pacific Equity Fund. The firms are part of HSBC Asset Management, the global investment advisory and fund management business unit of HSBC Holdings plc (founded as the Hong Kong and Shanghai Banking Corporation in 1865) which, with headquarters in London, is one of the world's largest banking and financial organizations. HSBC Asset Management manages over approximately $66 billion of assets worldwide for a wide variety of institutional, retail and private clients. HSBC Asset Management has advisory operations in Hong Kong and Singapore, among other locations. Its parent company has over a century of operations in local economies throughout the Asia-Pacific region.


Fredric Lutcher III, Managing Director, Chief Financial Officer, HSBC Americas, Ian Burden, Chief Investment Officer, HSBC Hong Kong, and Man Wing Chung, Director, HSBC Hong Kong, are primarily responsible for portfolio management of Asia-Pacific Equity Fund. Mr. Lutcher joined HSBC in 1997, and has over 20 years of investment experience. Prior to joining HSBC, Mr. Lutcher was with Merrill Lynch Asset Management. Mr. Burden has been with HSBC for 17 years, and has 24 years investment experience. Mr. Chung has been with HSBC for 5 years, and has 10 years investment experience.

--------------------------------------------------------------------------------

DIVIDENDS,
DISTRIBUTIONS
AND TAXES
--------------------------------------------------------------------------------
DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

Annually                Semi-Annually        Quarterly            Monthly
--------                -------------        ---------            -------
LargeCap Leaders(1)     MagnaCap(1)          Balanced(3)          Strategic
LargeCap Growth(1)                           Convertible(3)        Income
MidCap Value(1)                                                    Fund(2)
MidCap Growth(1)                                                  Government
SmallCap Growth(1)                                                 Securities
Bank and Thrift(1)                                                 Income(2)
International Core                                                High Yield(2)
 Growth(3)                                                        High
Worldwide Growth(1)                                                Yield II(2)
Asia-Pacific Equity(1)
International
 SmallCap Growth(1)
Emerging Countries(1)

(1)  Distributions normally expected to consist primarily of capital gains.
(2)  Distributions normally expected to consist primarily of ordinary income.
(3) Distributions normally expected to consist, on an annual basis, of a variable combination of capital gains and ordinary income.

Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C or M shares of a Fund invested in another Pilgrim Fund which offers the same class shares. If you are a shareholder of Pilgrim Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end Pilgrim Fund.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.


There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.


As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

--------------------------------------------------------------------------------
56

MORE
INFORMATION
ABOUT
RISKS
--------------------------------------------------------------------------------
A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information.

Many of the investment techniques and strategies discussed in this prospectus and in the Statement of Additional Information are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The adviser or sub-adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKET INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

HIGH YIELD SECURITIES. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the

--------------------------------------------------------------------------------

MORE
INFORMATION
ABOUT
RISKS
--------------------------------------------------------------------------------
market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. Each Fund (except the MagnaCap, High Yield and Government Securities Income Funds) may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

--------------------------------------------------------------------------------
58

--------------------------------------------------------------------------------
INTERESTS IN LOANS. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund (except Bank and Thrift Fund) may lend portfolio securities in an amount up to 331|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Each Fund (except the MagnaCap, LargeCap Leaders, Bank and Thrift, Asia-Pacific Equity, Government Securities Income and High Yield Funds) may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the

--------------------------------------------------------------------------------

MORE
INFORMATION
ABOUT
RISKS
--------------------------------------------------------------------------------
expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund -- "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE   INVESTMENT   LIMITATIONS. Unless   otherwise   stated,   percentage
limitations in this prospectus apply at the time of investment.

TEMPORARY DEFENSIVE STRATEGIES. When the adviser or sub-adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. When a Fund takes a temporary defensive strategy, it may limit the Fund's ability to achieve its investment objective.

PORTFOLIO TURNOVER. Each Fund (except the MagnaCap, LargeCap Leaders, MidCap Value, Bank and Thrift and Asia-Pacific Equity Funds) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

YEAR 2000 COMPLIANCE

Like other financial organizations, the Funds could be adversely affected if the computer systems used by the Investment Manager and the Funds' other service providers do not properly process and calculate date-related information after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. Pilgrim Investments is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. It is not anticipated that the Funds will directly bear any material costs associated with Pilgrim Investments' and the Funds' other service providers efforts to become Year 2000 compliant. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies, generally. Foreign issuers may be more susceptible to risks associated with the Year 2000 Problem than domestic issuers.

--------------------------------------------------------------------------------
60

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditor, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

--------------------------------------------------------------------------------

U.S. EQUITY
FUNDS


PILGRIM
MAGNACAP
FUND
--------------------------------------------------------------------------------


The information in the table below has been audited by KPMG LLP, independent auditors.


                                                                 Class A
                                        ---------------------------------------------------------
                                                            Year Ended June 30,
                                        ---------------------------------------------------------
                                          1999         1998        1997        1996       1995(a)
                                          ----         ----        ----        ----       -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period    $  17.07     $  15.92    $  16.69    $  14.03    $  12.36
-------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)               0.07         0.04        0.10        0.09        0.12
-------------------------------------------------------------------------------------------------
 Net realized and unrealized
  gains on investments                      2.37         3.02        4.16        2.87        2.29
-------------------------------------------------------------------------------------------------
  Total from investment operations          2.44         3.06        4.26        2.96        2.41
-------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                      0.04         0.06        0.12        0.06        0.14
-------------------------------------------------------------------------------------------------
 Net realized gains on investments          1.78         1.85        4.91        0.24        0.60
-------------------------------------------------------------------------------------------------
Net asset value, end of period          $  17.69     $  17.07    $  15.92    $  16.69    $  14.03
=================================================================================================
TOTAL RETURN(c)                            15.93%       20.53%      30.82%      21.31%      20.61%
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)       $368,508     $348,759    $290,355    $235,393    $211,330
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(d)                                1.35%        1.37%       1.46%       1.68%       1.59%
-------------------------------------------------------------------------------------------------
 Net investment income(d)                   0.41%        0.29%       0.64%       0.54%       0.98%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                       48%          53%         77%         15%          6%
-------------------------------------------------------------------------------------------------

(a) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(b)  Commencement of offering shares.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized.

                   Class B                           Class C                      Class M
-----------------------------------------------     ---------   ----------------------------------------------
  Year         Year         Year       July 17,      June 1,      Year        Year         Year       July 17,
  Ended        Ended       Ended      1995(b) to    1999(b) to    Ended       Ended        Ended     1995(b) to
 June 30,     June 30,    June 30,     June 30,      June 30,    June 30,    June 30,     June 30,    June 30,
  1999         1998         1997         1996         1999        1999        1998         1997        1996
---------    ---------   ---------    ---------     ---------   ---------   ---------    ---------   ---------
$   16.86    $   15.81   $   16.59    $   14.22     $   16.69   $   16.95   $   15.87    $   16.63   $   14.22
--------------------------------------------------------------------------------------------------------------
    (0.04)       (0.04)         --         0.06            --       (0.01)         --         0.02        0.08
--------------------------------------------------------------------------------------------------------------


     2.32         2.97        4.13         2.61          0.68        2.35        2.98         4.16        2.63
--------------------------------------------------------------------------------------------------------------
     2.28         2.93        4.13         2.67          0.68        2.34        2.98         4.18        2.71
--------------------------------------------------------------------------------------------------------------
       --         0.03          --         0.06            --          --        0.05         0.03        0.06
--------------------------------------------------------------------------------------------------------------
     1.78         1.85        4.91         0.24            --        1.78        1.85         4.91        0.24
--------------------------------------------------------------------------------------------------------------
$   17.36    $   16.86   $   15.81    $   16.59     $   17.37   $   17.51   $   16.95    $   15.87   $   16.63
==============================================================================================================
    15.12%       19.76%      29.92%       18.98%         4.07%      15.41%      20.00%       30.26%      19.26%
--------------------------------------------------------------------------------------------------------------
$ 116,227    $  77,787   $  37,427    $  10,509     $     601   $  16,351   $  14,675    $   6,748   $   1,961
--------------------------------------------------------------------------------------------------------------
     2.05%        2.07%       2.16%        2.38%         1.12%       1.80%       1.82%        1.91%       2.13%
--------------------------------------------------------------------------------------------------------------
    (0.29)%      (0.41)%     (0.04)%       0.07%         0.42%      (0.04)%     (0.16)%       0.22%       0.32%
--------------------------------------------------------------------------------------------------------------
       48%          53%         77%          15%           48%         48%         53%          77%         15%
--------------------------------------------------------------------------------------------------------------

U.S. EQUITY
FUNDS


PILGRIM
LARGECAP
LEADERS FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                          Class A
                                         ---------------------------------------------
                                                                             Ten Months
                                                Year Ended June 30,            Ended
                                         ----------------------------------   June 30,
                                           1999         1998(b)      1997     1996 (a)
                                         ---------    ---------   ---------   --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period     $  14.70     $   14.17   $   11.77   $  10.00
--------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                  --          0.01        0.06       0.07
--------------------------------------------------------------------------------------
 Net realized and unrealized
  gains on investments                       3.00          2.30        2.63       1.87
--------------------------------------------------------------------------------------
  Total from investment operations           3.00          2.31        2.69       1.94
--------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                         --            --        0.05       0.08
--------------------------------------------------------------------------------------
 Net realized gains on investments           0.35          1.78        0.24       0.09
--------------------------------------------------------------------------------------
Net asset value, end of period           $  17.35     $   14.70   $   14.17   $  11.77
=======================================================================================
TOTAL RETURN(d)                             20.66%        17.71%      23.24%     19.56%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)        $  8,506     $   7,606   $   8,961   $  2,530
--------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expense
  reimbursement(e)                           1.75%         1.75%       1.75%      1.75%
--------------------------------------------------------------------------------------
 Gross expenses prior to expense
  reimbursement(e)                           1.98%         2.28%       2.33%      5.44%
--------------------------------------------------------------------------------------
 Net investment income (loss) after
  expense reimbursement(e)                  (0.04)%        0.03%       0.41%      0.65%
--------------------------------------------------------------------------------------
Portfolio turnover rate                        87%           78%         86%        59%
--------------------------------------------------------------------------------------

(a)  The Fund commenced operations on September 1, 1995.
(b) Effective November 1, 1997, Pilgrim Investments, Inc. assumed the portfolio investment responsibilities of the Fund from ARK Asset Management Company, Inc.
(c)  Commencement of offering shares.
(d) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(e)  Annualized.

                    Class B                          Class C                         Class M
------------------------------------------------    ---------    ------------------------------------------------
                                       Ten Months    June 17,                                          Ten Months
        Year Ended June 30,              Ended      1999(c) to           Year Ended June 30,             Ended
-----------------------------------     June 30,     June 30,    -----------------------------------    June 30,
  1999        1998(b)       1997        1996 (a)      1999         1999        1998(b)       1997       1996 (a)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
$   14.44    $   14.04    $   11.71    $   10.00    $   16.54    $   14.55    $   14.10    $   11.73    $   10.00
-----------------------------------------------------------------------------------------------------------------
    (0.09)       (0.10)       (0.02)        0.06           --        (0.09)       (0.07)          --         0.06
-----------------------------------------------------------------------------------------------------------------

     2.90         2.28         2.59         1.81         0.38         2.97         2.30         2.62         1.83
-----------------------------------------------------------------------------------------------------------------
     2.81         2.18         2.57         1.87         0.38         2.88         2.23         2.62         1.89
-----------------------------------------------------------------------------------------------------------------
       --           --           --         0.07           --           --           --         0.01         0.07
-----------------------------------------------------------------------------------------------------------------
     0.35         1.78         0.24         0.09           --         0.35         1.78         0.24         0.09
-----------------------------------------------------------------------------------------------------------------
$   16.90    $   14.44    $   14.04    $   11.71    $   16.92    $   17.08    $   14.55    $   14.10    $   11.73
=================================================================================================================
    19.71%       16.91%       22.23%       18.85%        2.30%       20.04%       17.20%       22.58%       19.06%
-----------------------------------------------------------------------------------------------------------------
$  24,213    $  15,605    $  13,611    $   1,424           --    $   5,661    $   5,533    $   4,719    $   1,240
-----------------------------------------------------------------------------------------------------------------

     2.50%        2.50%        2.50%        2.50%          --         2.25%        2.25%        2.25%        2.25%
-----------------------------------------------------------------------------------------------------------------
     2.73%        3.03%        3.08%        5.79%          --         2.48%        2.78%        2.83%        5.90%
-----------------------------------------------------------------------------------------------------------------
    (0.79)%      (0.72)%      (0.35)%      (0.25)%         --        (0.54)%      (0.47)%      (0.10)%       0.06%
-----------------------------------------------------------------------------------------------------------------
       87%          78%          86%          59%          87%          87%          78%          86%          59%
-----------------------------------------------------------------------------------------------------------------

U.S. EQUITY
FUNDS


PILGRIM
LARGECAP
GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                                  Class A
                                                                 ---------------------------------------------
                                                                 Three Months      Year       July 21, 1997(a)
                                                                    Ended          Ended             to
                                                                   June 30,       March 31,       March 31,
                                                                   1999(b)          1999            1998
                                                                  ---------       ---------       ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $   24.94       $   15.73       $   12.50
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                                         (0.02)          (0.08)          (0.03)
-----------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains on investments                      3.17            9.77            3.29
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                       3.15            9.69            3.26
-----------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                                   --              --              --
-----------------------------------------------------------------------------------------------------------
 Net realized gains on investments                                       --            0.48            0.03
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $   28.09       $   24.94       $   15.73
===========================================================================================================
TOTAL RETURN(c):                                                      12.63%          63.06%          62.35%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period ($000's)                                $  30,108       $  12,445       $   4,742
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expense reimbursement(d)                           1.43%           1.59%           1.60%
-----------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense reimbursement(d)                      1.45%           2.24%           4.70%
-----------------------------------------------------------------------------------------------------------
 Net investment income (loss) after expense reimbursement(d)          (0.56)%         (0.65)%         (0.87)%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                       27%            253%            306%
-----------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on July 21, 1997.

(b) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

                 Class B                                           Class C
-----------------------------------------        -----------------------------------------
Three Months       Year          July 21,        Three Months       Year          July 21,
   Ended           Ended        1997(a) to          Ended           Ended        1997(a) to
  June 30,       March 31,       March 31,         June 30,       March 31,      March 31,
  1999(b)          1999            1998            1999(b)          1999           1998
 ---------       ---------      ---------         ---------       ---------      ---------
 $   25.04       $   15.64      $   12.50         $   24.97       $   15.63      $   12.50
 -----------------------------------------------------------------------------------------
     (0.05)          (0.08)         (0.07)            (0.06)          (0.07)         (0.05)
 -----------------------------------------------------------------------------------------
      3.16            9.71           3.24              3.16            9.65           3.24
 -----------------------------------------------------------------------------------------
      3.11            9.63           3.17              3.10            9.58           3.19
 -----------------------------------------------------------------------------------------
        --              --             --                --              --             --
 -----------------------------------------------------------------------------------------
        --            0.23           0.03                --            0.24           0.06
 -----------------------------------------------------------------------------------------
 $   28.15       $   25.04      $   15.64         $   28.07       $   24.97      $   15.63
 =========================================================================================
     12.42%          62.28%         61.08%            12.41%          61.97%         61.38%
 -----------------------------------------------------------------------------------------
 $  49,057       $  20,039      $   3,187         $  17,755       $   8,004      $     960
 -----------------------------------------------------------------------------------------
      2.08%           2.24%          2.25%             2.08%           2.25%          2.25%
 -----------------------------------------------------------------------------------------
      2.10%           2.89%          4.78%             2.10%           2.90%          7.79%
 -----------------------------------------------------------------------------------------
     (1.21)%         (1.28)%        (1.36)%           (1.21)%         (1.26)%        (1.49)%
 -----------------------------------------------------------------------------------------
        27%            253%           306%               27%            253%           306%
 -----------------------------------------------------------------------------------------

U.S. EQUITY
FUNDS


PILGRIM
MIDCAP
VALUE FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                              CLASS A
                                         --------------------------------------------------
                                                                                  Ten Months
                                                  Year Ended June 30,               Ended
                                         -------------------------------------     June 30,
                                           1999          1998          1997        1996 (a)
                                         ---------    ----------    ----------    ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period     $   16.79    $    14.64    $    11.99    $   10.00
-------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                (0.09)        (0.07)        (0.02)        0.13
-------------------------------------------------------------------------------------------
 Net realized and unrealized gains
  (loss) on investments                       0.12          2.71          2.85         1.91
-------------------------------------------------------------------------------------------
  Total from investment operations            0.03          2.64          2.83         2.04
-------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                          --            --          0.07         0.05
-------------------------------------------------------------------------------------------
 Net realized gains on investments            1.17          0.49          0.11           --
-------------------------------------------------------------------------------------------
Net asset value, end of period           $   15.65    $    16.79    $    14.64    $   11.99
===========================================================================================
TOTAL RETURN(c)                               0.95%        18.40%        23.89%       20.48%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)        $  18,621    $   27,485    $   16,985    $   2,389
-------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expense
  reimbursement(d)                            1.75%         1.75%         1.75%        1.75%
-------------------------------------------------------------------------------------------
 Gross expenses prior to expense
  reimbursement(d)                            1.79%         1.78%         1.94%        4.91%
-------------------------------------------------------------------------------------------
 Net investment income (loss) after
  expense reimbursement(d)                   (0.48)%       (0.53)%       (0.13)%       2.00%
-------------------------------------------------------------------------------------------
Portfolio turnover rate                        109%           85%           86%          60%
-------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on September 1, 1995.
(b)  Commencement of offering shares.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(d)  Annualized.

                     CLASS B                           CLASS C                         CLASS M
--------------------------------------------------    ---------    ------------------------------------------------
                                        Ten Months     June 2,                                           Ten Months
         Year Ended June 30,               Ended       1999 to              Year Ended June 30,             Ended
-------------------------------------     June 30,     June 30,    ------------------------------------    June 30,
  1999          1998          1997        1996 (a)     1999 (b)      1999          1998         1997       1996 (a)
---------    ----------    ----------    ---------    ---------    ---------    ----------    ---------    --------
$   16.47    $    14.49    $    11.94    $   10.00    $   14.84    $   16.52    $    14.49    $   11.93    $  10.00
-------------------------------------------------------------------------------------------------------------------
    (0.21)        (0.18)        (0.05)        0.07        (0.02)       (0.17)        (0.15)       (0.03)       0.06
-------------------------------------------------------------------------------------------------------------------
     0.12          2.65          2.76         1.90         0.38         0.12          2.67         2.76        1.91
-------------------------------------------------------------------------------------------------------------------
    (0.09)         2.47          2.71         1.97         0.36        (0.05)         2.52         2.73        1.97
-------------------------------------------------------------------------------------------------------------------
       --            --          0.05         0.03           --           --            --         0.06        0.04
-------------------------------------------------------------------------------------------------------------------
     1.17          0.49          0.11           --           --         1.17          0.49         0.11          --
-------------------------------------------------------------------------------------------------------------------
$   15.21    $    16.47    $    14.49    $   11.94    $   15.20    $   15.30    $    16.52        14.49       11.93
===================================================================================================================
     0.21%        17.40%        22.95%       19.80%        2.43%        0.46%       17.76%        23.21%      19.82%
-------------------------------------------------------------------------------------------------------------------
$  31,223    $   40,575    $   23,258    $   2,123    $      47    $  10,504    $   13,232    $   8,378    $  1,731
-------------------------------------------------------------------------------------------------------------------

     2.50%         2.50%         2.50%        2.50%        2.50%        2.25%         2.25%        2.25%       2.25%
-------------------------------------------------------------------------------------------------------------------

     2.54%         2.53%         2.69%        5.32%        2.54%        2.29%         2.28%        2.44%       4.72%
-------------------------------------------------------------------------------------------------------------------
    (1.23)%       (1.28)%       (0.90)%       1.27%       (1.23)%      (0.98)%       (1.03)%      (0.63)%      1.16%
-------------------------------------------------------------------------------------------------------------------
      109%           85%           86%          60%         109%         109%           85%          86%         60%
-------------------------------------------------------------------------------------------------------------------

U.S. EQUITY
FUNDS


PILGRIM
MIDCAP
GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                         Class A
                                        ---------------------------------------------------------------------------
                                       Three Months
                                          Ended                            Year Ended March 31,
                                          June 30,    -------------------------------------------------------------
                                          1999(a)       1999         1998         1997         1996         1995
                                        ---------     ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period    $   19.93     $   18.63    $   16.80    $   18.37    $   13.61    $   13.25
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)               (0.06)        (0.50)       (0.14)       (0.17)       (0.18)       (0.10)
-------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains
  on investments                             1.47          3.17         6.50         0.57         4.94         0.46
-------------------------------------------------------------------------------------------------------------------
Total from investment operations             1.41          2.67         6.36         0.40         4.76         0.36
-------------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                         --            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------
 Net realized gains on investments             --          1.37         4.53         1.97           --           --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $   21.34     $   19.93    $   18.63    $   16.80    $   18.37    $   13.61
===================================================================================================================
TOTAL RETURN(c):                             7.07%        15.36%       41.81%        1.09%       35.07%        2.72%
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)       $  66,586     $  67,550    $  90,619    $  76,108    $  77,275    $  65,292
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after
 expense reimbursement(d)                    1.49%         1.56%        1.57%        1.60%        1.58%        1.59%
-------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense reimbursement(d)                    1.50%         1.64%        1.66%        1.56%        1.56%        1.63%
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss) after
 expense reimbursement(d)                   (1.20)%       (1.04)%      (1.33)%      (1.05)%      (0.91)%      (0.66)%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             55%          154%         200%         153%         114%          98%
-------------------------------------------------------------------------------------------------------------------

(a) Effective May 24, 1999, Pilgrim Investments, Inc. became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(b)  Commencement of offering shares.
(c) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

                         Class B                                                             Class C
-------------------------------------------------------  ----------------------------------------------------------------------
Three Months                                   May 31,   Three Months
   Ended           Year Ended March 31,      1995(b) to     Ended                        Year Ended March 31,
  June 30,   ----------------------------     March 31,    June 30,    --------------------------------------------------------
  1999(a)     1999       1998       1997        1996       1999(a)      1999         1998        1997        1996        1995
  -------     ----       ----       ----        ----       -------      ----         ----        ----        ----        ----
 $ 23.54    $ 21.55    $ 16.33    $ 16.25    $  12.50     $  18.49    $  17.15    $  16.48    $  18.06    $  13.45    $  13.18
 -----------------------------------------------------------------------------------------------------------------------------
   (0.11)     (0.42)     (0.25)     (0.17)      (0.09)       (0.09)      (0.61)      (0.28)      (0.32)      (0.27)      (0.17)
 -----------------------------------------------------------------------------------------------------------------------------
    1.75       3.42       6.74       0.25        3.84         1.38        2.97        6.26        0.62        4.88        0.44
 -----------------------------------------------------------------------------------------------------------------------------
    1.64       3.00       6.49       0.08        3.75         1.29        2.36        5.98        0.30        4.61        0.27
 -----------------------------------------------------------------------------------------------------------------------------
      --         --         --         --          --           --          --          --          --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
      --       1.01       1.27         --          --           --        1.02        5.31        1.88          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 $ 25.18    $ 23.54    $ 21.55    $ 16.33    $  16.25     $  19.78    $  18.49    $  17.15    $  16.48    $  18.06    $  13.45
 =============================================================================================================================
    6.97%     14.59%     40.84%     (0.49)%     30.00%        6.98%      14.60%      40.95%       0.56%      34.28%       2.05%
 -----------------------------------------------------------------------------------------------------------------------------
 $49,335    $45,876    $46,806    $29,002    $ 11,186     $144,832    $141,685    $166,849    $157,501    $177,461    $143,390
 -----------------------------------------------------------------------------------------------------------------------------
    2.14%      2.22%      2.22%      2.25%       2.22%        2.14%       2.23%       2.27%       2.14%       2.14%       2.24%
 -----------------------------------------------------------------------------------------------------------------------------
    2.14%      2.29%      2.21%      2.66%       3.39%        2.14%       2.30%       2.33%       2.17%       2.14%       2.24%
 -----------------------------------------------------------------------------------------------------------------------------
   (1.85)%    (1.69)%    (1.99)%    (1.69)%     (1.61)%      (1.85)%     (1.70)%     (2.01)%     (1.59)%     (1.47)%     (1.30)%
 -----------------------------------------------------------------------------------------------------------------------------
      55%       154%       200%       153%        114%          55%        154%        200%        153%        114%         98%
 -----------------------------------------------------------------------------------------------------------------------------

U.S. EQUITY
FUNDS


PILGRIM
SMALLCAP
GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                           Class A
                                             --------------------------------------------------------------------
                                              Three Months
                                                 Ended                    Year Ended March 31,
                                                June 30,    -----------------------------------------------------
                                                1999(a)       1999       1998       1997       1996       1995
                                                -------       ----       ----       ----       ----       ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $  16.72     $ 19.75   $  15.15   $  17.93   $  13.06   $  12.10
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                     (0.06)      (0.85)     (0.08)     (0.22)     (0.20)     (0.16)
-----------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss)
  on investments                                   2.42        0.69       6.91      (0.66)      5.09       1.12
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                   2.36       (0.16)      6.83      (0.88)      4.89       0.96
-----------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                               --          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------
 Net realized gains on investments                   --        2.87       2.23       1.90       0.02         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  19.08     $ 16.72   $  19.75   $  15.15   $  17.93   $  13.06
=================================================================================================================
TOTAL RETURN(c):                                  14.11%       0.37%    46.32%      (6.26)%    37.48%      7.93%
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)              $102,641     $94,428   $201,943   $121,742   $138,155   $106,725
-----------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Net expenses after expense reimbursement(d)       1.70%       1.85%      1.89%      1.72%      1.74%      1.86%
-----------------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense
  reimbursement(d)                                 1.74%       1.95%      1.90%      1.72%      1.74%      1.84%
-----------------------------------------------------------------------------------------------------------------
 Net investment income (loss) after expense
  reimbursement(d)                                (1.46)%     (1.32)%    (1.85)%    (1.26)%    (1.20)%    (1.27)%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   32%         90%        92%       113%       130%       100%
-----------------------------------------------------------------------------------------------------------------

(a) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(b)  Commencement of offering shares.
(c) The total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

                         Class B                                                            Class C
------------------------------------------------------  ---------------------------------------------------------------------
Three Months                                  May 31,   Three Months
   Ended          Year Ended March 31,      1995(b) to     Ended                      Year Ended March 31,
  June 30,  ------------------------------   March 31,    June 30,   --------------------------------------------------------
  1999(a)     1999       1998       1997       1996       1999(a)     1999         1998        1997        1996        1995
  -------     ----       ----       ----       ----       -------     ----         ----        ----        ----        ----
$  21.12    $ 22.53    $ 15.51    $ 16.69    $ 12.50     $  16.51   $  18.62    $  14.69    $  17.62    $  12.96    $  12.07
-----------------------------------------------------------------------------------------------------------------------------
   (0.12)     (0.53)     (0.27)     (0.21)     (0.14)       (0.09)     (0.84)      (0.38)      (0.31)      (0.29)      (0.22)
-----------------------------------------------------------------------------------------------------------------------------
    3.05       0.33       7.29      (0.97)      4.33         2.39       0.61        6.84       (0.63)       5.03        1.11
-----------------------------------------------------------------------------------------------------------------------------
    2.93      (0.20)      7.02      (1.18)      4.19         2.30      (0.23)       6.46       (0.94)       4.74        0.89
-----------------------------------------------------------------------------------------------------------------------------
      --         --         --         --         --           --         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------
      --       1.21         --         --         --           --       1.88        2.53        1.99        0.08          --
-----------------------------------------------------------------------------------------------------------------------------
$  24.05    $ 21.12    $ 22.53    $ 15.51    $ 16.69     $  18.81   $  16.51    $  18.62    $  14.69    $  17.62    $  12.96
=============================================================================================================================
   13.87%     (0.29)%    45.26%     (7.07)%   33.52%        13.93%     (0.24)%     45.40%      (6.81)%     37.18%       7.37%
-----------------------------------------------------------------------------------------------------------------------------
$ 49,448    $45,140    $55,215    $28,030    $13,626     $153,471   $144,597    $225,025    $182,907    $207,332    $157,292
-----------------------------------------------------------------------------------------------------------------------------
    2.35%      2.57%      2.62%      2.61%      2.58%        2.35%      2.51%       2.57%       2.35%       2.35%       2.44%
-----------------------------------------------------------------------------------------------------------------------------
    2.39%      2.66%      2.63%      2.73%      3.26%        2.39%      2.60%       2.59%       2.35%       2.35%       2.44%
-----------------------------------------------------------------------------------------------------------------------------
   (2.11)%    (2.03)%    (2.59)%    (2.13)%    (2.09)%      (2.11)%    (1.97)%     (2.53)%     (1.89)%     (1.81)%     (1.85)%
-----------------------------------------------------------------------------------------------------------------------------
      32%        90%        92%       113%       130%          32%        90%         92%        113%        130%        100%
-----------------------------------------------------------------------------------------------------------------------------

U.S. EQUITY
FUNDS


PILGRIM
BANK AND
THRIFT FUND
--------------------------------------------------------------------------------

For the year ended June 30, 1999, the six-month period ended June 30, 1998 and the years ended December 31, 1997, 1996, and 1995, the information in the table below, with the exception of the information in the row labeled "Total Investment Return at Net Asset Value" for periods prior to January 1, 1997, have been audited by KPMG LLP, independent auditors. For all periods ending prior to December 31, 1995, the financial information, with the exception of the information in the row labeled "Total Investment Return at Net Asset Value," was audited by another independent auditor. The information in the row labeled "Total Investment Return at Net Asset Value" has not been audited for periods prior to January 1, 1997. Prior to October 17, 1997, the Class A shares were designated as Common Stock and the Fund operated as a closed-end investment company.

                                                                                  Class A
                                                ------------------------------------------------------------------
                                                  Year     Six Months
                                                  Ended      Ended                Year Ended December 31,
                                                June 30,    June 30,   -------------------------------------------
                                                  1999       1998(c)     1997       1996      1995(a)      1994
                                                  ----       -------     ----       ----      -------      ----
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year              $ 27.52     $ 25.87    $ 17.84    $  14.83    $  10.73   $ 11.87
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income                             0.29        0.11       0.34        0.32        0.31      0.26
------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains
  (loss) on investments                           (2.70)       1.54      10.83        5.18        4.78     (0.53)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (2.41)       1.65      11.17        5.50        5.09     (0.27)
------------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                             0.18          --       0.31        0.35        0.34      0.22
------------------------------------------------------------------------------------------------------------------
 Net realized gains on investments                 0.55          --       2.65        2.14        0.65      0.65
------------------------------------------------------------------------------------------------------------------
 Tax return of capital                               --          --       0.18          --          --        --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                    $ 24.38     $ 27.52    $ 25.87    $  17.84    $  14.83   $ 10.73
==================================================================================================================
Closing market price, end of year                    --          --         --    $  15.75    $  12.88   $  9.13
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT MARKET VALUE(d)           --          --         --       43.48%     52.81%     (8.85)%
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(e)     (8.61)%      6.38%    64.86%      41.10%      49.69%     (1.89)%
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year ($millions)             $   403     $   549    $   383    $    252    $    210   $   152
------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Expenses(f)                                       1.39%       1.20%      1.10%       1.01%       1.05%     1.28%
------------------------------------------------------------------------------------------------------------------
 Net investment income(f)                          1.09%       0.94%      1.39%       1.94%       2.37%     2.13%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              29%         2%         22%         21%         13%       14%
------------------------------------------------------------------------------------------------------------------

(a) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(b)  Commencement of offering shares.
(c)  Effective June 30, 1998,  Bank and Thrift Fund changed its year end to June
     30.
(d) Total return was calculated at market value without deduction of sales commissions and assuming reinvestment of all dividends and distributions during the period.

                Class B
----------------------------------------
   Year       Six Months    October 20,
   Ended        Ended       1997(b) to
 June 30,      June 30,     December 31,
   1999        1998(c)         1997
   ----        -------         ----

$   27.40     $   25.85    $   25.25
----------------------------------------
     0.08          0.01         0.04
----------------------------------------
    (2.66)         1.54         2.92
----------------------------------------
    (2.58)         1.55         2.96
----------------------------------------
     0.06            --         0.04
----------------------------------------
     0.55            --         2.04
----------------------------------------
       --            --         0.28
----------------------------------------
$   24.21     $   27.40    $   25.85
========================================
       --            --           --
----------------------------------------
       --            --           --
----------------------------------------
    (9.31)%        6.00%      11.88%
----------------------------------------
$     343     $     360    $      76
----------------------------------------
     2.14%         1.95%        1.89%
----------------------------------------
     0.34%         0.19%        0.99%
----------------------------------------
       29%           2%           22%
----------------------------------------

(e) Total return is calculated at net asset value without deduction of sales commissions and assumes reinvestment of all dividends and distributions during the period. Total investment returns based on net asset value, which can be higher or lower than market value, may result in substantially different returns than total return based on market value. For all periods prior to January 1, 1997, the total returns presented are unaudited.
(f)  Annualized.

INTERNATIONAL
EQUITY FUNDS


PILGRIM
WORLDWIDE
GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                            Class A
                                               ----------------------------------------------------------------
                                                Three Months
                                                   Ended                    Year Ended March 31,
                                                  June 30,   --------------------------------------------------
                                                  1999(a)      1999      1998       1997      1996      1995
                                                  -------      ----      ----       ----      ----      ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period              $ 21.39     $ 19.33   $ 16.88    $ 16.57   $ 14.29   $ 14.94
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                          --       (0.02)     0.04      (0.16)    (0.07)    (0.05)
---------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss)
 on investments                                      2.19        5.78      5.33       2.20      2.86     (0.09)
---------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.19        5.76      5.37       2.04      2.79     (0.14)
---------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                 --        0.06        --         --      0.12      0.02
---------------------------------------------------------------------------------------------------------------
 Net realized gains on investments                     --        3.64      2.92       1.73      0.39      0.49
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $ 23.58     $ 21.39   $ 19.33    $ 16.88   $ 16.57   $ 14.29
===============================================================================================================
TOTAL RETURN(c):                                    10.24%     33.56%    34.55%     12.51%    19.79%     (0.90)%
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                 $66,245     $49,134   $38,647    $24,022   $23,481   $22,208
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expense reimbursement(d)         1.75%       1.86%     1.86%      1.85%     1.85%     1.85%
---------------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense
  reimbursement(d)                                   1.75%       2.02%     2.21%      2.17%     2.17%     2.18%
---------------------------------------------------------------------------------------------------------------
 Net investment income (loss) after expense
  reimbursement(d)                                  (0.03)%     (0.62)%   (0.69)%    (0.93)%   (0.35)%   (0.42)%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     57%        247%      202%       182%      132%      99%
---------------------------------------------------------------------------------------------------------------

(a) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(b)  Commencement of offering shares.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

                  Class B                                                             Class C
--------------------------------------------------------------------------------------------------------------------------
Three Months                                 May 31,   Three Month
   Ended       Year Ended March 31,        1995(b) to     Ended                     Year Ended March 31,
  June 30, ----------------------------     March 31,    June 30,    -----------------------------------------------------
  1999(a)    1999       1998       1997       1996       1999(a)       1999       1998       1997       1996        1995
  -------    ----       ----       ----       ----       -------       ----       ----       ----       ----        ----
$ 24.21    $ 20.10    $ 16.02    $ 14.34    $ 12.50    $  21.52      $ 19.05    $ 16.92    $ 16.76    $ 14.44    $ 14.86
--------------------------------------------------------------------------------------------------------------------------
  (0.03)     (0.08)     (0.17)     (0.14)     (0.05)      (0.04)       (0.20)     (0.19)     (0.28)     (0.21)     (0.15)
--------------------------------------------------------------------------------------------------------------------------
   2.46       6.25       5.44       1.82       1.89        2.21         5.83       5.41       2.23       2.92      (0.08)
--------------------------------------------------------------------------------------------------------------------------
   2.43       6.17       5.27       1.68       1.84        2.17         5.63       5.22       1.95       2.71      (0.23)
--------------------------------------------------------------------------------------------------------------------------
     --       0.01         --         --         --          --         0.01         --         --       0.01         --
--------------------------------------------------------------------------------------------------------------------------
     --       2.05       1.19         --         --          --         3.15       3.09       1.79       0.38       0.19
--------------------------------------------------------------------------------------------------------------------------
$ 26.64    $ 24.21    $ 20.10    $ 16.02    $ 14.34    $  23.69      $ 21.52    $ 19.05    $ 16.92    $ 16.76    $ 14.44
==========================================================================================================================
  10.04%    32.74%     34.03%     11.72%     14.72%       10.08%       32.73%     33.72%     11.81%     18.95%     (1.49)%
--------------------------------------------------------------------------------------------------------------------------
$27,938    $18,556    $10,083    $ 5,942    $ 1,972    $111,250      $98,470    $84,292    $70,345    $71,155    $71,201
--------------------------------------------------------------------------------------------------------------------------
   2.40%      2.51%      2.51%      2.50%      2.50%       2.40%        2.51%      2.51%      2.50%      2.50%      2.50%
--------------------------------------------------------------------------------------------------------------------------
   2.40%      2.67%      2.70%      4.81%      9.50%       2.40%        2.67%      2.77%      2.61%      2.57%      2.57%
--------------------------------------------------------------------------------------------------------------------------
  (0.68)%    (1.31)%    (1.37)%    (1.62)%    (1.28)%     (0.68)%      (1.28)%    (1.34)%    (1.57)%    (0.99)%    (1.06)%
--------------------------------------------------------------------------------------------------------------------------
     57%       247%       202%       182%       132%         57%         247%       202%       182%       132%        99%
--------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS


PILGRIM
INTERNATIONAL CORE
GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                              Class A
                                      -------------------------------------------------------
                                      Three Months                               February 28,
                                         Ended          Year Ended March 31,      1997(a) to
                                        June 30,      ------------------------    March 31,
                                        1999(b)          1999          1998          1997
                                        -------          ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period    $   17.71     $   17.01     $   12.73     $    12.50
---------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                0.04         (0.01)        (0.02)            --
---------------------------------------------------------------------------------------------
 Net realized and unrealized gains
 on investments                              1.17          1.02          4.56           0.23
---------------------------------------------------------------------------------------------
Total from investment operations             1.21          1.01          4.54           0.23
---------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                         --          0.18            --             --
---------------------------------------------------------------------------------------------
 Net realized gains on investments             --          0.13          0.26             --
---------------------------------------------------------------------------------------------
Net asset value, end of period          $   18.92     $   17.71     $   17.01     $    12.73
=============================================================================================
TOTAL RETURN(c):                             6.83%         5.90%       36.10%           1.76%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)       $  12,409     $  21,627     $  12,664     $        2
---------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expenses
  reimbursement(d)                           1.77%         1.89%         1.96%          1.95%
---------------------------------------------------------------------------------------------
 Gross expenses prior to expense
  reimbursement(d)                           1.86%         2.13%         3.02%      4,579.78%
---------------------------------------------------------------------------------------------
 Net investment income (loss)
  after expense reimbursement(d)             0.50%        (0.51)%       (0.45)          0.00%
---------------------------------------------------------------------------------------------
Portfolio turnover                             67%          214%          274%           76%
---------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on February 28, 1997.
(b) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

--------------------------------------------------------------------------------

                       Class B                                              Class C
----------------------------------------------------  ----------------------------------------------------
 Three Months                           February 28,   Three Months                           February 28,
    Ended       Year Ended March 31,     1997(a) to       Ended       Year Ended March 31,    1997(a) to
   June 30,    ----------------------    March 31,       June 30,    ----------------------    March 31,
   1999(b)        1999        1998          1997         1999(b)        1999        1998         1997
   -------        ----        ----          ----         -------        ----        ----         ----
 $   17.89     $   17.10   $   12.68   $     12.50     $   17.94     $   17.16   $   12.68    $   12.50
----------------------------------------------------------------------------------------------------------
        --         (0.16)      (0.11)           --            --         (0.05)      (0.07)          --
----------------------------------------------------------------------------------------------------------
      1.19          1.05        4.66          0.18          1.20          0.94        4.55         0.18
----------------------------------------------------------------------------------------------------------
      1.19          0.89        4.55          0.18          1.20          0.89        4.48         0.18
----------------------------------------------------------------------------------------------------------
        --          0.03          --            --            --          0.11          --           --
----------------------------------------------------------------------------------------------------------
        --          0.07        0.13            --            --            --          --           --
----------------------------------------------------------------------------------------------------------
 $   19.08     $   17.89   $   17.10   $     12.68     $   19.14     $   17.94   $   17.16    $   12.68
==========================================================================================================
      6.65%         5.24%     35.31%          1.44%         6.69%         5.22%     35.25%         1.44%
----------------------------------------------------------------------------------------------------------
 $  12,034     $  11,033   $   7,942   $         1     $  11,936     $  10,400   $   3,517    $      43
----------------------------------------------------------------------------------------------------------

      2.36%         2.53%       2.61%         2.59%         2.36%         2.55%       2.61%        2.41%
----------------------------------------------------------------------------------------------------------
      2.45%         2.77%       3.04%    16,000.25%         2.45%         2.79%       5.10%       25.55%
----------------------------------------------------------------------------------------------------------
     (0.09)%       (1.13)%     (1.32)%        0.00%        (0.09)%       (1.19)%     (1.27)%      (0.07)%
----------------------------------------------------------------------------------------------------------
        67%          214%        274%          76%           67%           214%        274%         76%
----------------------------------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS


PILGRIM
INTERNATIONAL
SMALLCAP
GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                               Class A
                                             ----------------------------------------------------------------------------
                                              Three Months                                                     August 31,
                                                 Ended                    Year Ended March 31,                 1994(a) to
                                                June 30,    -------------------------------------------------  March 31,
                                                1999(c)         1999        1998         1997        1996        1995
                                             -------------  ------------ ----------- ------------ ----------- -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $   21.03     $   19.29    $   14.92   $   13.15    $   11.51   $   12.50
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                     (0.03)         0.02        (0.15)       0.04        (0.02)         --
-------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss)
 on investments                                    2.80          3.21         5.36        1.88         1.79       (0.98)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   2.77          3.23         5.21        1.92         1.77       (0.98)
-------------------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                               --            --           --        0.01         0.13        0.01
-------------------------------------------------------------------------------------------------------------------------
 Net realized gains on investments                   --          1.49         0.84        0.14           --          --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   23.80     $   21.03    $   19.29   $   14.92    $   13.15   $   11.51
=========================================================================================================================
TOTAL RETURN(d):                                  13.17%       17.26%       36.31%      14.67%       15.46%       (7.85)%
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)             $  37,490     $  25,336    $  11,183   $   5,569    $   1,056   $     610
-------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Net expenses after expense reimbursement(e)       1.84%         1.94%        1.96%       1.95%        1.95%       1.95%
-------------------------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense
  reimbursement(e)                                 1.86%         2.08%        2.75%       3.76%      10.06%        9.77%
-------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) after expense
  reimbursement(e)                                (0.69)%       (0.82)%      (1.56)%     (1.05)%      (0.27)%     (0.07)%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   44%          146%         198%        206%         141%        75%
-------------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on August 31, 1994.
(b)  Commencement of share offerings.

(c) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(d) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(e)  Annualized

                    Class B                                                         Class C
------------------------------------------------------  -----------------------------------------------------------------
Three Months                                  May 31,   Three Months                                           August 31,
   Ended         Year Ended March 31,       1995(b) to     Ended                Year Ended March 31,           1994(a) to
  June 30,  ------------------------------   March 31,    June 30,    ---------------------------------------   March 31,
  1999(c)     1999        1998       1997      1996       1999(c)      1999      1998       1997        1996      1995
  -------     ----        ----       ----      ----       -------      ----      ----       ----        ----      ----
$ 22.43     $ 20.16     $ 15.89    $ 13.96   $ 12.50     $ 20.60     $ 18.53    $ 14.87    $ 13.05    $ 11.32    $12.50
------------------------------------------------------ ------------------------------------------------------------------
  (0.07)      (0.20)      (0.15)     (0.15)    (0.02)      (0.06)      (0.10)     (0.11)     (0.16)      0.01     (0.04)
------------------------------------------------------ ------------------------------------------------------------------
   2.97        3.46        5.56       2.09      1.48        2.80        3.09       5.09       1.98       1.72     (1.12)
------------------------------------------------------ ------------------------------------------------------------------
   2.90        3.26        5.41       1.94      1.46        2.74        2.99       4.98       1.82       1.73     (1.16)
------------------------------------------------------ ------------------------------------------------------------------
     --          --          --       0.01        --          --          --         --         --         --      0.02
------------------------------------------------------ ------------------------------------------------------------------
     --        0.99        1.14         --        --          --        0.92       1.32         --         --        --
------------------------------------------------------ ------------------------------------------------------------------
$ 25.33     $ 22.43     $ 20.16    $ 15.89   $ 13.96     $ 23.34     $ 20.60    $ 18.53    $ 14.87    $ 13.05    $11.32
====================================================== ==================================================================
  12.93%     16.55%      35.73%     13.96%    11.68%       13.31%      16.55%    35.63%     13.98%     15.30%     (9.25)%
------------------------------------------------------ ------------------------------------------------------------------
$19,331     $16,158     $12,033    $ 5,080   $ 1,487     $18,354     $13,226    $ 8,014    $ 3,592    $   933    $   24
------------------------------------------------------ ------------------------------------------------------------------
   2.49%       2.59%       2.61%      2.60%     2.60%       2.49%       2.59%      2.61%      2.60%      2.60%     2.61%
------------------------------------------------------ ------------------------------------------------------------------
   2.51%       2.73%       2.98%      4.89%   16.15%        2.51%       2.73%      3.38%      3.95%     16.15%    75.37%
------------------------------------------------------ ------------------------------------------------------------------
  (1.34)%     (1.45)%     (2.20)%    (1.66)%   (0.64)%     (1.34)%     (1.45)%    (2.18)%    (1.67)%    (1.02)%   (0.76)%
------------------------------------------------------ ------------------------------------------------------------------
     44%        146%        198%       206%      141%         44%        146%       198%       206%       141%      75%
------------------------------------------------------ ------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS


PILGRIM
EMERGING
COUNTRIES
FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                                Class A
                                             -------------------------------------------------------------------------
                                             Three Months                                                  November 28
                                                Ended                  Year Ended March 31,                1994(a) to
                                               June 30,    ---------------------------------------------    March 31,
                                               1999(c)        1999        1998        1997        1996        1995
                                               -------        ----        ----        ----        ----        ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $  13.43       17.39     $  17.20    $  14.03    $ 11.00      $ 12.50
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                     (0.05)      (0.06)        0.03       (0.06)     (0.04)        0.04
----------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss)
 on investments                                    3.36       (3.81)        1.22        3.51       3.15        (1.54)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                   3.31       (3.87)        1.25        3.45       3.11        (1.50)
----------------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                               --        0.02           --          --       0.02           --
----------------------------------------------------------------------------------------------------------------------
 Net realized gains on investments                   --        0.07         1.06        0.28       0.06           --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  16.74    $  13.43     $  17.39    $  17.20    $ 14.03      $ 11.00
======================================================================================================================
TOTAL RETURN(d):                                  24.65%     (22.23)%       8.06%      24.79%     28.43%      (11.98)%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)              $ 53,483    $ 47,180     $ 71,014    $ 38,688    $ 4,718      $ 1,197
----------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Net expenses after expense reimbursement(e)       2.13%       2.27%        2.26%       2.25%      2.25%        2.25%
----------------------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense
  reimbursement(e)                                 2.66%       2.56%        2.48%       3.08%      6.72%        6.15%
----------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) after expense
  reimbursement(e)                                (1.30)%     (0.25)%       0.55%      (1.14)%    (0.35)%       1.09%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   67%        213%         243%        176%       118%          61%
----------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on November 28, 1994.
(b)  Commencement of offering shares.

(c) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(d) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(e)  Annualized

                         Class B                                                             Class C
-----------------------------------------------------  ------------------------------------------------------------------
Three Months                                 May 31,   Three Months                                          November 28,
   Ended          Year Ended March 31,     1995(b) to     Ended                    Year Ended March 31,       1994(a) to
  June 30,    --------------------------    March 31,    June 30,   --------------------------------------     March 31,
  1999(c)     1999      1998        1997      1996       1999(c)     1999       1998       1997       1996       1995
  -------     ----      ----        ----      ----       -------     ----       ----       ----       ----       ----
$ 13.64     $ 17.64    $ 17.29    $ 14.02    $12.50     $ 13.14    $ 16.98    $ 16.81    $ 13.71    $ 10.79    $ 12.50
----------------------------------------------------- ------------------------------------------------------------------
  (0.07)      (0.22)     (0.07)     (0.11)    (0.04)      (0.07)     (0.27)     (0.12)     (0.10)     (0.05)        --
----------------------------------------------------- ------------------------------------------------------------------
   3.41       (3.70)      1.26       3.47      1.56        3.28      (3.49)      1.26       3.37       2.97      (1.70)
----------------------------------------------------- ------------------------------------------------------------------
   3.34       (3.92)      1.19       3.36      1.52        3.21      (3.76)      1.14       3.27       2.92      (1.70)
----------------------------------------------------- ------------------------------------------------------------------
     --          --         --         --        --          --         --         --         --         --       0.01
----------------------------------------------------- ------------------------------------------------------------------
     --        0.08       0.84       0.09        --          --       0.08       0.97       0.17         --         --
----------------------------------------------------- ------------------------------------------------------------------
$ 16.98     $ 13.64    $ 17.64    $ 17.29    $14.02     $ 16.35    $ 13.14    $ 16.98    $ 16.81    $ 13.71    $ 10.79
===================================================== ==================================================================
  24.49%     (22.23)%     7.47%     24.00%    12.16%      24.43%    (22.21)%     7.47%    23.94%     27.30%     (13.64)%
----------------------------------------------------- ------------------------------------------------------------------
$26,342     $22,338    $38,796    $24,558    $3,557     $24,230    $19,246    $36,986    $29,376    $ 4,345    $    59
----------------------------------------------------- ------------------------------------------------------------------
   2.75%       2.91%      2.91%      2.90%     2.90%       2.75%      2.90%      2.91%      2.90%      2.90%      2.90%
----------------------------------------------------- ------------------------------------------------------------------
   3.28%       3.20%      3.06%      3.66%     7.58%       3.28%      3.19%      3.09%      3.12%      6.23%    242.59%
----------------------------------------------------- ------------------------------------------------------------------
  (1.92)%     (0.80)%    (0.20)%    (1.77)%   (1.05)%     (1.92)%    (0.77)%    (0.26)%    (1.75)%    (1.06)%    (0.04)%
----------------------------------------------------- ------------------------------------------------------------------
     67%        213%       243%       176%      118%         67%       213%       243%       176%       118%       61%
----------------------------------------------------- ------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS


PILGRIM
ASIA-PACIFIC
EQUITY FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                            Class A
                                      -----------------------------------------------
                                                                           Ten Months
                                               Year Ended June 30,           Ended
                                      -----------------------------------   June 30,
                                        1999        1998          1997      1996 (a)
                                        ----        ----          ----      --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period   $  4.46     $ 10.93       $ 10.35    $ 10.00
-------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)               --        0.03          0.02       0.03
-------------------------------------------------------------------------------------
 Net realized and unrealized gain
  (loss) on investments                   2.76       (6.50)         0.58       0.34
-------------------------------------------------------------------------------------
  Total from investment operations        2.76       (6.47)         0.60       0.37
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                      --          --            --         --
-------------------------------------------------------------------------------------
 In excess of net investment income         --          --            --       0.02
-------------------------------------------------------------------------------------
 Tax return of capital                      --          --          0.02         --
-------------------------------------------------------------------------------------
Net asset value, end of period         $  7.22     $  4.46       $ 10.93    $ 10.35
=====================================================================================
TOTAL RETURN (b)                         61.88%     (59.29)%        5.78%      3.76%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)      $14,417     $11,796       $32,485    $18,371
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expense
  reimbursement (c)                       2.00%       2.00%         2.00%      2.00%
-------------------------------------------------------------------------------------
 Gross expenses prior to expense
  reimbursement (c)                       2.98%       2.80%         2.54%      3.47%
-------------------------------------------------------------------------------------
 Net investment income (loss) after
  expense reimbursement (c)               0.01%      0.38%          0.00%      0.33%
-------------------------------------------------------------------------------------
Portfolio turnover rate                    111%        81%            38%        15%
-------------------------------------------------------------------------------------

(a)  The Fund commenced operations on September 1, 1995.
(b) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(c)  Annualized.

                   Class B                                           Class M
------------------------------------------------  ----------------------------------------------
                                     Ten Months                                      Ten Months
          Year Ended June 30,          Ended                Year Ended June 30,        Ended
-----------------------------------   June 30,    ---------------------------------   June 30,
   1999        1998         1997      1996 (a)      1999       1998          1997     1996 (a)
   ----        ----         ----      --------      ----       ----          ----     --------
$   4.37     $ 10.83     $  10.31     $ 10.00     $ 4.40     $ 10.86      $ 10.32      $ 10.00
------------------------------------------------------------------------------------------------
   (0.04)      (0.03)       (0.07)      (0.01)     (0.02)         --        (0.05)          --
------------------------------------------------------------------------------------------------


    2.69       (6.43)        0.59        0.32       2.69       (6.46)        0.59         0.33
------------------------------------------------------------------------------------------------
    2.65       (6.46)        0.52        0.31       2.67       (6.46)        0.54         0.33
------------------------------------------------------------------------------------------------
      --          --           --          --         --          --           --           --
------------------------------------------------------------------------------------------------
      --          --           --          --         --          --           --         0.01
------------------------------------------------------------------------------------------------
      --          --           --          --         --          --           --           --
------------------------------------------------------------------------------------------------
$   7.02     $  4.37     $  10.83     $ 10.31     $ 7.07     $  4.40      $ 10.86      $ 10.32
================================================================================================
   60.64%     (59.65)%       5.04%       3.19%     60.68%     (59.48)%       5.26%        3.32%
------------------------------------------------------------------------------------------------
$ 12,959     $ 9,084     $ 30,169     $17,789     $5,184     $ 4,265      $11,155      $ 6,476
------------------------------------------------------------------------------------------------


    2.75%       2.75%        2.75%       2.75%      2.50%       2.50%        2.50%        2.50%
------------------------------------------------------------------------------------------------

    3.73%       3.55%        3.29%       4.10%      3.48%       3.30%        3.04%        3.88%
------------------------------------------------------------------------------------------------
   (0.74)%     (0.39)%      (0.79)%     (0.38)%    (0.49)%     (0.07)%      (0.55)%      (0.16)%
------------------------------------------------------------------------------------------------
     111%         81%          38%         15%       111%         81%          38%          15%
------------------------------------------------------------------------------------------------

INCOME
FUNDS


PILGRIM GOVERNMENT
SECURITIES
INCOME FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                     Class A
                                             ------------------------------------------------------
                                                                Year Ended June 30,
                                             ------------------------------------------------------
                                               1999       1998       1997       1996       1995(a)
                                               ----       ----       ----       ----       -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period         $  12.88   $  12.71   $ 12.59    $  12.97    $  12.73
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income                           0.76       0.64      0.69        0.75        0.84
---------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
  investments                                   (0.52)      0.30      0.20       (0.32)       0.24
---------------------------------------------------------------------------------------------------
  Total from investment operations               0.24       0.94      0.89        0.43        1.08
---------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                           0.77       0.77      0.73        0.75        0.84
---------------------------------------------------------------------------------------------------
 Tax return of capital                             --         --      0.04        0.06          --
---------------------------------------------------------------------------------------------------
Net asset value, end of period               $  12.35   $  12.88   $ 12.71    $  12.59    $  12.97
===================================================================================================
TOTAL RETURN(c)                                  1.89%      7.63%     7.33%       3.34%       8.96%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)            $ 21,060   $ 23,682   $29,900    $ 38,753    $ 43,631
---------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expense
  reimbursement (d)                              1.40%      1.50%     1.42%       1.51%       1.40%
---------------------------------------------------------------------------------------------------
 Gross expenses prior to expense
  reimbursement (d)                              1.40%      1.58%     1.42%       1.57%       1.54%
---------------------------------------------------------------------------------------------------
 Net investment income after
  expense reimbursement (d)                      6.05%      5.13%     5.78%       5.64%       6.37%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                            58%       134%      172%        170%        299%
---------------------------------------------------------------------------------------------------

(a) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(b)  Commencement of offering shares.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(d)  Annualized.

                  CLASS B                     CLASS C                    CLASS M
-------------------------------------------  ----------  -----------------------------------------
                                  July 17,    June 11,                                   July 17,
       Year Ended June 30,       1995(b) to  1999(b) to       Year Ended June 30,       1995(b) to
-------------------------------   June 30,    June 30,   -----------------------------   June 30,
  1999        1998      1997        1996        1999       1999       1998      1997       1996
  ----        ----      ----        ----        ----       ----       ----      ----       ----
$  12.84    $ 12.68   $  12.59    $ 12.95    $  12.24    $ 12.88    $ 12.72   $ 12.59   $  12.95
--------    -------   --------    -------    --------    -------    -------   -------   --------
    0.69       0.60       0.67       0.66        2.05       0.69       0.64      0.70       0.68
--------    -------   --------    -------    --------    -------    -------   -------   --------
   (0.54)      0.24       0.11      (0.37)      (1.86)     (0.52)      0.23      0.14      (0.36)
--------    -------   --------    -------    --------    -------    -------   -------   --------
    0.15       0.84       0.78       0.29        0.19       0.17       0.87      0.84       0.32
--------    -------   --------    -------    --------    -------    -------   -------   --------
    0.69       0.68       0.69       0.65          --       0.71       0.71      0.70       0.68
--------    -------   --------    -------    --------    -------    -------   -------   --------
      --         --         --         --          --         --         --      0.01         --
--------    -------   --------    -------    --------    -------    -------   -------   --------
$  12.30    $ 12.84   $  12.68    $ 12.59    $  12.43    $ 12.34    $ 12.88   $ 12.72   $  12.59
========    =======   ========    =======    ========    =======    =======   =======   ========
    1.09%      6.78%      6.38%      2.25%       1.55%      1.31%      7.02%     6.88%      2.52%
--------    -------   --------    -------    --------    -------    -------   -------   --------
$ 12,426    $ 3,220   $  1,534    $    73    $      7    $   751    $   224   $    61   $     24
--------    -------   --------    -------    --------    -------    -------   -------   --------
    2.15%      2.25%      2.17%      2.26%       2.15%      1.90%      2.00%     1.92%      2.01%
--------    -------   --------    -------    --------    -------    -------   -------   --------
    2.15%      2.29%      2.17%      2.41%       2.15%      1.90%      2.05%     1.92%      2.16%
--------    -------   --------    -------    --------    -------    -------   -------   --------
    5.30%      4.24%      4.92%      4.98%       5.30%      5.57%      4.29%     5.25%      5.73%
--------    -------   --------    -------    --------    -------    -------   -------   --------
      58%       134%       172%       170%        58%        58%        134%      172%       170%
--------    -------   --------    -------    --------    -------    -------   -------   --------

INCOME
FUNDS


PILGRIM
STRATEGIC
INCOME FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                      Class A
                                                             ------------------------
                                                                            July 27,
                                                             Three Months    1998(a)
                                                                Ended          to
                                                               June 30,     March 31,
                                                               1999(b)        1999
                                                               -------        ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $ 12.89       $ 13.08
-------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                            0.26          0.53
-------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss) on investments         (0.42)        (0.08)
-------------------------------------------------------------------------------------
Total from investment operations                                 (0.16)         0.45
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                            0.14          0.53
-------------------------------------------------------------------------------------
 Net realized gains on investments                                  --          0.11
-------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 12.59       $ 12.89
=====================================================================================
TOTAL RETURN(c):                                                 (1.23)%        5.60%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period, ($000)                               $ 2,736       $ 5,751
-------------------------------------------------------------------------------------
Ratio to average net assets:
 Net expenses, after expense reimbursement(d)                     0.90%         0.96%
-------------------------------------------------------------------------------------
 Gross expenses prior to expense reimbursement(d)                 1.56%         1.98%
-------------------------------------------------------------------------------------
 Net investment income (loss) after expense reimbursement(d)      5.88%         5.81%
-------------------------------------------------------------------------------------
Portfolio turnover                                                  69%          274%
-------------------------------------------------------------------------------------

(a)  The Fund commenced operations on July 27, 1998.

(b) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.

(c) Total returns are not annualized for periods of less than one year and do not reflect the impact of sales charges.
(d)  Annualized

          Class B                        Class C
----------------------------   --------------------------
                  July 27,                      July 27,
Three Months      1998(a)      Three Months      1998(a)
   Ended            to            Ended            to
  June 30,       March 31,       June 30,       March 31,
  1999(b)          1999          1999(b)          1999
  -------          ----          -------          ----
 $   12.61        $  12.78      $   13.10       $ 13.27
---------------------------------------------------------
      0.18            0.45           0.19          0.48
---------------------------------------------------------
     (0.33)          (0.05)         (0.35)        (0.06)
---------------------------------------------------------
     (0.15)           0.40          (0.16)         0.42
---------------------------------------------------------
      0.13            0.46           0.13          0.48
---------------------------------------------------------
        --            0.11             --          0.11
---------------------------------------------------------
 $   12.33        $  12.61      $   12.81       $ 13.10
=========================================================
     (1.20)%          5.17%         (1.21)%        5.19%
---------------------------------------------------------
 $   5,658        $  6,637      $   7,965       $ 8,128
---------------------------------------------------------

      1.29%           1.37%          1.29%         1.36%
---------------------------------------------------------
      1.95%           2.42%          1.95%         2.41%
---------------------------------------------------------
      5.49%           5.35%          5.49%         5.36%
---------------------------------------------------------
        69%            274%           69%           274%
---------------------------------------------------------

INCOME
FUNDS


PILGRIM
HIGH
YIELD FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                                   Class A
                                                   -----------------------------------------------------------------------
                                                                                                    Eight
                                                                                                    Months        Year
                                                                  Year Ended June 30,               Ended        Ended
                                                   ---------------------------------------------   June 30,    October 31,
                                                       1999        1998        1997       1996    1995(a)(c)      1994
                                                       ----        ----        ----       ----    ----------      ----
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $   6.94    $    6.80   $   6.36   $   6.15   $   5.95      $  6.47
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income                                  0.58         0.61       0.61       0.59       0.35         0.54
--------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
  investments                                          (0.96)        0.16       0.43       0.16       0.21        (0.51)
--------------------------------------------------------------------------------------------------------------------------
  Total from investment operation                      (0.38)        0.77       1.04       0.75       0.56         0.03
--------------------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                  0.62         0.63       0.60       0.54       0.36         0.55
--------------------------------------------------------------------------------------------------------------------------
 Tax return of capital                                  0.01           --         --         --         --           --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   5.93    $    6.94   $   6.80   $   6.36   $   6.15      $  5.95
==========================================================================================================================
TOTAL RETURN(d)                                        (5.57)%     11.71%     17.14%     12.72%       9.77%       0.47%
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                   $131,535    $ 102,424   $ 35,940   $ 18,691   $ 15,950      $16,046
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expense reimbursement (e)           1.00%       1.00%      1.00%      1.00%       2.25%       2.00%
--------------------------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense reimbursement (e)      1.12%       1.17%      1.42%      2.19%       2.35%       2.07%
--------------------------------------------------------------------------------------------------------------------------
 Net investment income after
  expense reimbursement (e)                             9.32%       9.05%      9.54%      9.46%       8.84%       8.73%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  184%        209%       394%       399%        166%        192%
--------------------------------------------------------------------------------------------------------------------------

(a) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(b)  Commencement of offering of shares.
(c)  Effective  November 1, 1994,  High Yield Fund  changed its year end to June
     30.
(d) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(e)  Annualized.

                  Class B                       Class C                   Class M
---------------------------------------------  ----------  -------------------------------------------
                                    July 17,    May 27,                                       July 17,
       Year Ended June 30,         1995(b) to  1999(b) to         Year Ended June 30,         1995(b)
---------------------------------    June 30,    June 30,  ---------------------------------  June 30,
   1999        1998        1997       1996        1999       1999        1998       1997       1996
   ----        ----        ----       ----        ----       ----        ----       ----       ----
$   6.92    $    6.78   $   6.36   $   6.20    $   5.91    $   6.92    $   6.78    $   6.36   $  6.20
------------------------------------------------------------------------------------------------------
    0.53         0.58       0.57       0.48        0.05        0.55        0.59        0.58      0.50
------------------------------------------------------------------------------------------------------
   (0.96)        0.14       0.41       0.14        0.01       (0.95)       0.14        0.41      0.14
------------------------------------------------------------------------------------------------------
   (0.43)        0.72       0.98       0.62        0.06       (0.40)       0.73        0.99      0.64
------------------------------------------------------------------------------------------------------
    0.56         0.58       0.56       0.46        0.05        0.58        0.59        0.57      0.48
------------------------------------------------------------------------------------------------------
    0.01           --         --         --          --        0.01          --          --        --
------------------------------------------------------------------------------------------------------
$   5.92    $    6.92   $   6.78   $   6.36    $   5.92    $   5.93    $   6.92    $   6.78   $  6.36
======================================================================================================
   (6.23)%     10.90%     16.04%     10.37%       0.34%       (5.85)%     11.16%      16.29%    10.69%
------------------------------------------------------------------------------------------------------
$261,589    $ 154,303   $ 40,225   $  2,374    $    551    $ 24,129    $ 19,785    $  8,848   $ 1,243
------------------------------------------------------------------------------------------------------
    1.75%        1.75%      1.75%      1.75%       1.75%       1.50%       1.50%       1.50%     1.50%
------------------------------------------------------------------------------------------------------
    1.87%        1.92%      2.17%      2.94%       1.87%       1.62%       1.67%       1.92%     2.69%
------------------------------------------------------------------------------------------------------

    8.57%        8.30%      8.64%      9.02%       8.57%       8.82%       8.55%       8.93%     9.41%
------------------------------------------------------------------------------------------------------
     184%         209%       394%       339%        184%        184%        209%        394%      339%
------------------------------------------------------------------------------------------------------

INCOME
FUNDS


PILGRIM
HIGH
YIELD FUND II
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                           Class A
                                             -----------------------------------
                                             Three Months    Year      March 27,
                                                Ended        Ended      1998 to
                                               June 30,    March 31,   March 31,
                                               1999(b)       1999       1998(a)
                                               -------       ----       -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $  11.66     $  12.72    $ 12.70
--------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                      0.28         1.12       0.01
--------------------------------------------------------------------------------
 Net realized and unrealized gains (loss) on
 investments                                      (0.09)       (1.00)      0.01
--------------------------------------------------------------------------------
Total from investment operations                   0.19         0.12       0.02
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income                             0.28         1.18         --
--------------------------------------------------------------------------------
Net asset value, end of period                 $  11.57     $  11.66    $ 12.72
================================================================================
TOTAL RETURN(c):                                   1.60%        1.13%      0.16%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period ($000's)             $ 16,795     $ 17,327    $ 4,690
--------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expense reimbursement(d)       1.10%        1.12%      1.06%
--------------------------------------------------------------------------------
 Gross expenses prior to expense
   reimbursement(d)                                1.37%        1.53%      1.06%
--------------------------------------------------------------------------------
 Net investment income (loss) after
   expense reimbursement(d)                        9.68%        9.44%      7.22%
--------------------------------------------------------------------------------
Portfolio turnover                                   44%         242%       484%
--------------------------------------------------------------------------------

(a)  The Fund commenced operations on March 27, 1998.
(b) Effective May 24, 1999, Pilgrim Investments, Inc. became the Investment Manager of the Fund.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

               Class B                                 Class C
-------------------------------------   --------------------------------------
Three Months     Year       March 27,   Three Months     Year        March 27,
   Ended         Ended       1998 to       Ended         Ended        1998 to
  June 30,     March 31,    March 31,     June 30,     March 31,     March 31,
  1999(b)        1999        1998(a)      1999(b)        1999         1998(a)
  -------        ----        -------      -------        ----         -------
  $  11.66      $  12.71    $  12.69      $  11.66      $  12.71     $  12.69
  --------      --------    ---------     --------      --------     ---------
      0.27          1.04        0.01          0.27          1.04         0.01
  --------      --------    ---------     --------      --------     ---------
     (0.09)        (0.99)       0.01         (0.09)        (0.99)        0.01
  --------      --------    ---------     --------      --------     ---------
      0.18          0.05        0.02          0.18          0.05         0.02
  --------      --------    ---------     --------      --------     ---------
      0.26          1.10          --          0.26          1.10           --
  --------      --------    ---------     --------      --------     ---------
  $  11.58      $  11.66    $  12.71      $  11.58      $  11.66     $  12.71
  ========      ========    =========     ========      ========     =========
      1.53%         0.55%       0.16%         1.53%         0.55%        0.16%
  --------      --------    ---------     --------      --------     ---------
  $ 41,882      $ 42,960    $  8,892      $ 18,618      $ 21,290     $  4,815
  --------      --------    ---------     --------      --------     ---------
      1.75%         1.77%       1.69%         1.75%         1.77%        1.66%
  --------      --------    ---------     --------      --------     ---------
      2.02%         2.18%       1.69%         2.02%         2.18%        1.66%
  --------      --------    ---------     --------      --------     ---------
      9.03%         8.84%       6.61%         9.03%         8.79%        6.91%
  --------      --------    ---------     --------      --------     ---------
        44%          242%        484%          44%           242%         484%
  --------      --------    ---------     --------      --------     ---------

EQUITY &
INCOME FUNDS


PILGRIM
BALANCED
FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                           Class A
                                            -----------------------------------------------------------------
                                            Three Months
                                               Ended                        Year Ended March 31,
                                              June 30,    ---------------------------------------------------
                                              1999(b)       1999       1998       1997      1996      1995
                                              -------       ----       ----       ----      ----      ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $   19.03    $  19.53   $  15.54   $ 16.16   $  13.74   $ 13.52
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                            0.10        0.36       0.26      0.32       0.34      0.21
-------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains
 on investments                                   0.17        2.58       5.70      0.84       2.42      0.22
-------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.27        2.94       5.96      1.16       2.76      0.43
-------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                            0.07        0.43       0.27      0.32       0.34      0.21
-------------------------------------------------------------------------------------------------------------
 Net realized gains on investments                  --        3.01       1.70      1.46         --        --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   19.23    $  19.03   $  19.53   $ 15.54   $  16.16   $ 13.74
=============================================================================================================
TOTAL RETURN(c):                                  1.42%     17.10%     39.34%      6.74%    20.16%      3.22%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $   9,619    $  9,519   $  6,675   $ 4,898   $  5,902   $ 4,980
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Net expenses after expense
  reimbursement(d)                                1.49%       1.59%      1.61%     1.60%      1.60%     1.60%
-------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
  reimbursement(d)                                1.75%       1.97%      2.56%     3.00%      3.30%     2.78%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss) after
  expense reimbursement(d)                        2.06%       2.08%      3.58%     1.87%      2.16%     1.44%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  63%        165%       260%      213%       197%      110%
-------------------------------------------------------------------------------------------------------------

(a)  Commencement of offering of shares.

(b) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.

(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

                     Class B                                                     Class C
---------------------------------------------------  ----------------------------------------------------------------
Three Months                                May 31,  Three Months
  Ended         Year Ended March 31,      1995(a) to    Ended                         Year Ended March 31,
 June 30,    --------------------------    March 31,   June 30,   ---------------------------------------------------
 1999(b)     1999       1998      1997       1996      1999(b)     1999       1998       1997       1996       1995
 -------     ----       ----      ----       ----      -------     ----       ----       ----       ----       ----
 $20.38    $ 20.07    $ 14.88    $14.18    $ 12.50    $ 18.35    $ 19.90    $ 15.59    $ 16.20    $ 13.76    $ 13.54
---------------------------------------------------- ----------------------------------------------------------------
   0.07       0.28       0.15      0.17       0.12       0.06       0.26       0.15       0.21       0.24       0.11
---------------------------------------------------- ----------------------------------------------------------------
   0.18       2.74       5.58      0.70       1.68       0.16       2.52       5.71       0.85       2.44       0.22
---------------------------------------------------- ----------------------------------------------------------------
   0.25       3.02       5.73      0.87       1.80       0.22       2.78       5.86       1.06       2.68       0.33
---------------------------------------------------- ----------------------------------------------------------------
   0.04       0.31       0.15      0.17       0.12       0.04       0.28       0.15       0.21       0.24       0.11
---------------------------------------------------- ----------------------------------------------------------------
     --       2.40       0.39        --         --         --       4.05       1.40       1.46         --         --
---------------------------------------------------- ----------------------------------------------------------------
 $20.59    $ 20.38    $ 20.07    $14.88    $ 14.18    $ l8.53    $ 18.35    $ 19.90    $ 15.59    $ 16.20    $ 13.76
==================================================== ================================================================
   1.24%    16.49%     38.79%      6.10%    14.45%       1.21%     16.34%    38.35%       6.05%    19.58%       2.47%
---------------------------------------------------- ----------------------------------------------------------------
 $7,157    $ 6,048    $ 4,254    $2,133    $   673    $21,331    $21,655    $20,784    $16,990    $16,586    $16,470
---------------------------------------------------- ----------------------------------------------------------------

   2.14%      2.24%      2.26%     2.25%      2.25%      2.14%      2.23%      2.26%      2.25%      2.25%      2.25%
---------------------------------------------------- ----------------------------------------------------------------
   2.40%      2.62%      2.71%     6.44%     13.05%      2.40%      2.61%      2.68%      2.83%      3.01%      2.60%
---------------------------------------------------- ----------------------------------------------------------------
   1.41%      1.43%      2.99%     1.25%      1.38%      1.41%      1.43%      2.93%      1.23%      1.53%      0.83%
---------------------------------------------------- ----------------------------------------------------------------
     63%       165%       260%      213%       197%        63%       165%       260%       213%       197%       110%
---------------------------------------------------- ----------------------------------------------------------------

EQUITY &
INCOME FUNDS


PILGRIM
CONVERTIBLE
FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                                 Class A
                                               -----------------------------------------------------------------------
                                               Three Months
                                                  Ended                         Year Ended March 31,
                                                 June 30,   ----------------------------------------------------------
                                                 1999(a)      1999        1998        1997        1996         1995
                                               -----------  ---------   ---------   ---------   ---------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $  21.92     $  19.12    $  16.59    $  15.68    $  12.86    $  14.16
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                       0.10         0.40        0.44        0.47        0.48        0.49
-----------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss)
 on investments                                     1.35         3.17        4.49        1.64        2.82       (0.89)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                    1.45         3.57        4.93        2.11        3.30       (0.40)
-----------------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                              0.10         0.41        0.44        0.48        0.48        0.49
-----------------------------------------------------------------------------------------------------------------------
 Net realized gains on investments                    --         0.36        1.96        0.72          --        0.41
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  23.27     $  21.92    $  19.12    $  16.59    $  15.68    $  12.86
=======================================================================================================================
TOTAL RETURN(c):                                    6.62%      19.17%      31.04%      13.73%      26.00%       (2.64)%
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $ 73,133     $ 65,742    $ 47,290    $ 32,082    $ 31,712    $ 31,150
-----------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Net expenses after expense reimbursement(d)        1.45%        1.53%       1.57%       1.60%       1.60%       1.60%
-----------------------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense
  reimbursement(d)                                  2.10%        1.65%       1.74%       1.75%       1.76%       1.76%
-----------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) after expense
  reimbursement(d)                                  1.82%        2.08%       5.64%       2.83%       3.29%       3.71%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    28%         138%        160%        167%        145%        126%
-----------------------------------------------------------------------------------------------------------------------

(a) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(b)  Commencement of offering shares.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

                      Class B                                                        Class C
------------------------------------------------------  -----------------------------------------------------------------
Three Months                                 May 31,    Three Months
  Ended          Year Ended March 31,      1995(b) to     Ended                             Year Ended March 31,
 June 30,    ----------------------------   March 31,    June 30,     ---------------------------------------------------
 1999(a)      1999       1998       1997      1996       1999(a)        1999       1998       1997      1996       1995
 -------      ----       ----       ----      ----       -------        ----       ----       ----      ----       ----
$ 23.86     $ 20.56    $ 16.60    $ 14.96    $12.50     $  22.40      $ 19.55    $ 17.05    $ 15.89   $ 13.03    $ 14.28
------------------------------------------------------  -----------------------------------------------------------------
   0.07        0.29       0.32       0.31      0.24         0.07         0.28       0.34       0.37      0.40       0.41
------------------------------------------------------  -----------------------------------------------------------------
   1.47        3.47       4.65       1.64      2.46         1.37         3.25       4.60       1.66      2.86      (0.89)
------------------------------------------------------  -----------------------------------------------------------------
   1.54        3.76       4.97       1.95      2.70         1.44         3.53       4.94       2.03      3.26      (0.48)
------------------------------------------------------  -----------------------------------------------------------------
   0.06        0.27       0.32       0.31      0.24         0.06         0.25       0.34       0.37      0.40       0.41
------------------------------------------------------  -----------------------------------------------------------------
     --        0.19       0.69         --        --           --         0.43       2.10       0.50        --       0.36
------------------------------------------------------  -----------------------------------------------------------------
$ 25.34     $ 23.86    $ 20.56    $ 16.60    $14.96     $  23.78      $ 22.40    $ 19.55    $ 17.05   $ 15.89    $ 13.03
======================================================  =================================================================
   6.47%      18.52%     30.51%     13.01%    21.72%        6.45%       18.45%     30.22%     12.91%    25.24%     (3.26)%
------------------------------------------------------  -----------------------------------------------------------------
$68,091     $58,736    $36,725    $12,740    $2,125     $100,276      $95,998    $81,561    $62,143   $58,997    $61,792
------------------------------------------------------  -----------------------------------------------------------------
   2.10%       2.18%      2.22%      2.25%     2.25%        2.10%        2.18%      2.22%      2.25%     2.25%      2.25%
------------------------------------------------------  -----------------------------------------------------------------
   2.10%       2.30%      2.33%      3.19%     7.08%        2.10%        2.30%      2.31%      2.29%     2.28%      2.29%
------------------------------------------------------  -----------------------------------------------------------------
   1.17%       1.44%      5.04%      2.29%     2.59%        1.17%        1.44%      4.99%      2.18%     2.64%      3.05%
------------------------------------------------------  -----------------------------------------------------------------
     28%        138%       160%       167%      145%          28%         138%       160%       167%      145%       126%
------------------------------------------------------  -----------------------------------------------------------------

You can find additional information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The Funds' annual and semi-annual reports list the holdings of the Funds' portfolios, describe the Funds' performance, and tell how investment strategies and performance have responded to recent market conditions and economic trends.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about each Fund's investments, strategies and risks, and is considered to be part of this prospectus because it is incorporated by reference.

You may request a free copy of any of these documents by calling or writing the Funds' Shareholder Servicing Agent at:

Pilgrim Group, Inc.
40 North Central Avenue, Suite 1200
Phoenix, Arizona 85004
Telephone: (800) 992-0180

Please contact the Funds' Shareholder Servicing Agent with any questions you may have about the Funds.

You can also obtain information about the Funds from the SEC's Public Reference Room (1-800-SEC-0330). Reports and other information about the Funds may be obtained at the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplication fee, by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-6009

The SEC may charge you a fee for this information.

SEC file numbers: 811-9040 (Pilgrim Advisory Funds, Inc.), 811-4031 (Pilgrim Government Securities Income Fund, Inc.), 811-1939 (Pilgrim Investment Funds, Inc.), 811-4504 (Pilgrim Bank and Thrift Fund, Inc.), 811-7428 (Pilgrim Mutual Funds)


                                   Prospectus
PROS1199-110199                 November 1, 1999

Prospectus
Class: Q

November 1, 1999

U.S.  EQUITY  FUNDS
Pilgrim LargeCap Growth Fund
Pilgrim MidCap Growth Fund
Pilgrim SmallCap Growth Fund

INTERNATIONAL  EQUITY  FUNDS
Pilgrim Worldwide Growth Fund
Pilgrim International Core Growth Fund
Pilgrim International SmallCap Growth Fund
Pilgrim Emerging Countries Fund

INCOME  FUNDS
Pilgrim Strategic Income Fund
Pilgrim High Yield Fund
Pilgrim High Yield Fund II

EQUITY & INCOME  FUNDS
Pilgrim Balanced Fund
Pilgrim Convertible Fund

This prospectus contains important information about these funds. You should read it carefully before you invest, and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                                   Page
                                                                   ----
FUNDS AT A GLANCE .............................................      2
U.S. EQUITY FUNDS
   Pilgrim LargeCap Growth Fund ...............................      4
   Pilgrim MidCap Growth Fund .................................      6
   Pilgrim SmallCap Growth Fund ...............................      8
INTERNATIONAL EQUITY FUNDS
   Pilgrim Worldwide Growth Fund ..............................     10
   Pilgrim International Core Growth Fund .....................     12
   Pilgrim International SmallCap Growth Fund .................     14
   Pilgrim Emerging Countries Fund ............................     16
INCOME FUNDS
   Pilgrim Strategic Income Fund ..............................     18
   Pilgrim High Yield Fund ....................................     20
   Pilgrim High Yield Fund II .................................     22
EQUITY & INCOME FUNDS
   Pilgrim Balanced Fund ......................................     24
   Pilgrim Convertible Fund ...................................     26
FEES AND EXPENSES .............................................     28
SHAREHOLDER GUIDE
   How to Purchase Shares .....................................     30
   How to Redeem Shares .......................................     31
   Transaction Policies .......................................     32
   Distribution and Shareholder Service Fees ..................     33
MANAGEMENT OF THE FUNDS
   Adviser ....................................................     34
   Sub-Advisers ...............................................     35
DIVIDENDS, DISTRIBUTIONS AND TAXES ............................     36
MORE INFORMATION ABOUT RISKS ..................................     37
FINANCIAL HIGHLIGHTS ..........................................     41

FUNDS
AT A
GLANCE

This table is a summary of the objectives, investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

FUND                INVESTMENT                                     OBJECTIVE
--------------------------------------------------------------------------------
U.S. Equity Funds   LargeCap Growth Fund                           Long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.


                    MidCap Growth Fund                             Maximum long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.

                    SmallCap Growth Fund                           Maximum long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.

International       Worldwide Growth Fund                          Maximum long-term capital appreciation
Equity Funds        Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.

                    International Core Growth Fund                 Maximum long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.

                    International SmallCap Growth Fund             Maximum long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.

                    Emerging Countries Fund                        Maximum long-term capital appreciation
                    Adviser: Pilgrim Investments, Inc.
                    Sub-adviser: Nicholas-Applegate Capital Mgt.


Income Funds        Strategic Income Fund                          Maximum Total Return
                    Adviser: Pilgrim Investments, Inc.

                    High Yield Fund                                High current income, with capital
                    Adviser: Pilgrim Investments, Inc.             appreciation as a secondary objective

                    High Yield Fund II                             High level of current income and
                    Adviser: Pilgrim Investments, Inc.             capital growth.

Equity & Income     Balanced Fund                                  Long-term capital appreciation and
Funds               Adviser: Pilgrim Investments, Inc.             current income

                    Convertible Fund                               Total return, consisting of capital
                    Adviser: Pilgrim Investments, Inc.             appreciation and current income
                    Sub-Adviser: Nicholas-Applegate Capital Mgt.

MAIN INVESTMENTS                     MAIN RISKS
--------------------------------------------------------------------------------
Equity securities of large           Price volatility and other risks that accompany an
U.S. companies                       investment in growth-oriented equity securities.

Equity securities of medium-sized    Price volatility and other risks that
U.S companies                        accompany an investment in equity securities
                                     of growth-oriented and medium-sized
                                     companies. Particularly sensitive to price
                                     swings during periods of economic
                                     uncertainty.

Equity securities of small-sized     Price volatility and other risks that
U.S. companies                       accompany an investment in equity securities
                                     of growth-oriented and small-sized companies.
                                     Particularly sensitive to price swings during
                                     periods of economic uncertainty.

Equity securities of issuers         Price volatility and other risks that
located in at least three different  accompany an investment in growth-oriented
countries around one of, which may   foreign equities. Sensitive to currency
be the U.S.                          exchange rates, international political and
                                     economic conditions and other risks that
                                     affect foreign securities.

Equity securities of issuers         Price volatility and other risks that
located in countries outside         accompany an investment in growth-oriented
the U.S.                             foreign equities. Sensitive to currency
                                     exchange rates, international political and
                                     economic conditions and other risks that
                                     affect foreign securities.

Equity securities of small-sized     Price volatility, liquidity and other risks
companies located outside the U.S.   that accompany an investment in equity
                                     securities of foreign, small-sized companies.
                                     Sensitive to currency exchange rates,
                                     international political and economic
                                     conditions and other risks that affect
                                     foreign securities.

Equity securities of issuers         Price volatility, liquidity and other risks
located in countries with            that accompany an investment in equities from
emerging securities markets          emerging countries. Sensitive to currency
                                     exchange rates, international political and
                                     economic conditions and other risks that
                                     affect foreign securities.

Investment grade and high yield      Credit, interest rate, prepayment and other
debt securities                      risks that accompany an investment in debt
                                     securities, including high yield debt
                                     securities. May be sensitive to credit risk
                                     during economic downturns.

High yield debt securities           Credit, interest rate and other risks that
                                     accompany an investment in lower-quality debt
                                     securities. Particularly sensitive to credit
                                     risk during economic downturns.

High yield debt securities           Credit, interest rate and other risks that
                                     accompany an investment in lower-quality debt
                                     securities. Particularly sensitive to credit
                                     risk during economic downturns.

A mix of equity and debt             Price volatility and other risks that
securities                           accompany an investment in equity
                                     securities. Credit, interest rate and other
                                     risks that accompany an investment in debt
                                     securities.

Convertible securities of            Price volatility and other risks that
companies of various sizes           accompany an investment in equity securities.
                                     Credit, interest rate, liquidity and other
                                     risks that accompany an investment in debt
                                     securities.

U.S. EQUITY
FUNDS

PILGRIM
LARGECAP
GROWTH FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER: NICHOLAS-APPLEGATE CAPITAL MANAGEMENT


The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in corporate debt securities of any maturity which, at the time of investment, are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.


The sub-adviser emphasizes a growth approach by searching for successful growing companies that are managing change advantageously and are poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The sub-advisor seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Russell 1000 Growth Index. As of June 30, 1998, the bottom 10% of the Index included companies with capitalizations less than $3.9 billion. Capitalization of companies in the Index will change with market conditions.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

--------------------------------------------------------------------------------
4

MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks, securities depositories, or exchanges than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                                       60.02%

* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than the sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                          Since Inception
                             1 Year          (7/21/97)
                             ------       ---------------
Class Q                       60.02%           45.28%
Russell 1000 Growth Index     38.71%           44.57%

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Best quarter for period in bar chart: 37.95% (Q4 1998)

Worst quarter for period in bar chart: -8.44% (Q3 1998)

The Fund's year-to-date total return as of September 30, 1999 was 35.66% *

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index, an unmanaged index consisting of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

U.S. EQUITY
FUNDS

PILGRIM
MIDCAP
GROWTH FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM LONG-TERM CAPITAL APPRECIATION.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies and at least 75% of its total assets in common stocks. It may invest the remainder of its assets in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities The sub-adviser seeks to uncover what it calls "change at the margin" -- positive business developments which are not yet fully reflected in the company's stock price.

The Fund considers a company to be medium-sized if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell Midcap Growth Index. As of June 30, 1998, the middle 90% included companies with capitalizations between $1.6 billion and $10.7 billion. Capitalization of companies in the Index will change with market conditions.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which are more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies.

--------------------------------------------------------------------------------
6

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                              38.24%  16.06%  16.20%  14.32%

* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than the sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                              Since Inception
                                 1 Year          (6/30/94)
                                 ------       ---------------
Class Q                           14.32%           18.75%
Russell Midcap Growth Index       17.86%           21.46%

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Best quarter for period in bar chart: 25.24% (Q4 1998)

Worst quarter for period in bar chart: -17.67% (Q3 1998)

The Fund's year-to-date total return as of September 30, 1999 was 21.92%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Russell Midcap Growth Index, an unmanaged index consisting of the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

U.S. EQUITY
FUNDS

PILGRIM
SMALLCAP
GROWTH FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM LONG-TERM CAPITAL APPRECIATION.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks. It may invest the remainder in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign equity or debt securities. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities The sub-adviser seeks to uncover what it calls "change at the margin" -- positive business developments which are not yet fully reflected in the company's stock price.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. As of June 30, 1998, the middle 90% included companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which are more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

--------------------------------------------------------------------------------
8

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                      19.44%  11.56%   4.26%

* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than the sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                              Since Inception
                                 1 Year          (8/31/95)
                                 ------       ---------------
Class Q                           4.26%           11.85%
Russell 2000 Growth Index         1.23%            8.62%

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Best quarter for period in bar chart: 27.03% (Q4 1998)

Worst quarter for period in bar chart: -23.41% (Q3 1998)

The Fund's year-to-date total return as of September 30, 1999 was 26.48%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index, an unmanaged index comprised of smaller U.S. companies with greater-than-average growth orientation. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS

PILGRIM
WORLDWIDE
GROWTH FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM LONG-TERM CAPITAL APPRECIATION.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S.

The Fund normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It may invest the remainder in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities, which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in

--------------------------------------------------------------------------------
10
which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                      18.32%  17.64%  37.92%

* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than the sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                              Since Inception
                                 1 Year          (8/31/95)
                                 ------       ---------------
Class Q                          37.92%           21.71%
MSCI World Index                 22.78%           16.80%

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Best quarter for period in bar chart: 28.33% (Q4 1998)

Worst quarter for period in bar chart: -13.33% (Q3 1998)

The Fund's year-to-date total return as of September 30, 1999 was 27.18%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International World Index, an unmanaged index comprised of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS

PILGRIM
INTERNATIONAL
CORE GROWTH
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM LONG-TERM CAPITAL APPRECIATION.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER: NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund invests in the larger companies in each country. Generally, this means issuers in each country whose stock market capitalizations are in the top 75% of publicly traded companies in that country.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It may invest the remainder primarily in debt securities of any maturity of foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in large companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or smaller company stocks, or may not favor equities at all.

--------------------------------------------------------------------------------
12

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                                      21.22%

* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than the sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                              Since Inception
                                 1 Year          (2/28/97)
                                 ------       ---------------
Class Q                          21.22%           21.92%
MSCI EAFE Index                  20.33%           12.97%

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.



Best quarter for period in bar chart: 17.31% (Q1 1998)

Worst quarter for period in bar chart: -14.85% (Q3 1998)

The Fund's year-to-date total return as of September 30, 1999 was 16.00%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Europe, Australia, Far East Index, an unmanaged index of major overseas markets. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS

PILGRIM
INTERNATIONAL
SMALLCAP
GROWTH FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM LONG-TERM CAPITAL APPRECIATION.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER: NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions, the Fund invests at least 65% of its total assets in securities of small companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund considers a company to be small if it has a market capitalization below $1.5 billion. The Fund emphasizes companies in the bottom 75% of publicly traded companies as measured by stock market capitalizations in each country.

The Fund normally invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It may invest the remainder in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities.

The Fund's sub-adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The sub-adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

Market trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund

--------------------------------------------------------------------------------
14
invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                      17.98%  13.93%  35.96%

* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than the sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                              Since Inception
                                 1 Year          (8/31/95)
                                 ------       ---------------
Class Q                          35.96%           20.24%
Salomon EPAC EM Index            14.14%            3.43%

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Best quarter for period in bar chart: 25.12% (Q1 1998)

Worst quarter for period in bar chart: -15.26% (Q3 1998)

The Fund's year-to-date total return as of September 30, 1999 was 44.74%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Salomon EPAC Extended Market Index, an unmanaged index comprised of smaller-capitalization companies in 22 countries excluding Canada and the United States. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUNDS

PILGRIM
EMERGING
COUNTRIES
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM LONG-TERM CAPITAL APPRECIATION.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

The Fund invests at least 65% of its total assets in equity securities of issuers located in countries with emerging securities markets -- that is, countries with securities markets which are, in the opinion of the sub-adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets. These countries include but are not limited to: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Malaysia, South Africa, South Korea, Taiwan, Thailand, Italy and Venezuela.

Under normal market conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It invests the remainder primarily in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The Fund's sub-adviser emphasizes a growth approach, and seeks issuers in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 20 emerging markets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the sub-adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in

--------------------------------------------------------------------------------
16
which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                      27.75%  10.00%  -21.46%

* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than the sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                                Since Inception
                                   1 Year          (8/31/95)
                                   ------       ---------------
Class Q                            -21.46%           1.42%
MSCI Emerging Markets Free Index   -27.52%         -12.63%

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Best quarter for period in bar chart: 15.06% (Q2 1997)

Worst quarter for period in bar chart: -25.99% (Q3 1998)

The Fund's year-to-date total return as of September 30, 1999 was 29.38%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index comprised of companies representative of the market structure of 22 emerging market countries in Europe, Latin America and the Pacific Basin. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INCOME
FUNDS

PILGRIM
STRATEGIC
INCOME FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM TOTAL RETURN.

ADVISER:
PILGRIM INVESTMENTS, INC.

Under normal conditions, the Fund invests at least 60% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities that are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 40% of its total assets in high yield debt securities rated below investment grade. There is no minimum credit rating for high yield debt securities in which the Fund may invest.

The Fund may invest in debt securities of any maturity; however, the average portfolio duration of the Fund will generally range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The Fund does not invest in interest-only or principal-only stripped mortgage-backed securities.

PRINCIPAL RISKS

The Fund is subject to risks associated with investing in debt securities, including high yield debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the

--------------------------------------------------------------------------------
18

Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                       1.77%   8.96%   8.18%

* Because Class Q shares were first offered in 1998, the returns in the bar chart are based upon the performance of Institutional Class shares of the Fund, which is no longer offered, for prior periods, restated to reflect Class Q operating expenses. Class Q shares, after adjustment for class expenses, would have had substantially similar returns because Institutional Class shares were invested in the same portfolio of securities. Also, prior to May 24, 1999, a different adviser managed the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998*

                                              Since Inception
                                 1 Year          (8/31/95)
                                 ------       ---------------
Class Q*                          8.18%            8.23%
Lehman Aggregate Bond Index       8.67%            8.20%

* This table shows performance of the Institutional Class shares of the Fund, which is no longer offered, restated to reflect Class Q expenses, because Class Q of the Fund did not have a full year's performance as of December 31, 1998. See the footnote to the bar chart above.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

Best quarter for period in bar chart: 3.68% (Q2 1997)

Worst quarter for period in bar chart: -3.16% (Q1 1996)

The Fund's year-to-date total return as of September 30, 1999 was -1.76%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index, an unmanaged index of fixed income securities. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INCOME
FUNDS

PILGRIM
HIGH YIELD
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS A HIGH LEVEL OF CURRENT INCOME, WITH CAPITAL APPRECIATION AS A SECONDARY OBJECTIVE.

ADVISER:
PILGRIM INVESTMENTS, INC.

The Fund normally invests at least 65% of its assets in high yield debt securities, including preferred stock and convertible securities, that do not in the opinion of the adviser involve undue risk relative to their expected return. High yield securities, which are commonly known as `junk bonds,' are securities that are rated below investment grade, i.e., rated lower than Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or of comparable quality if not rated. Generally, the Fund will invest in securities rated lower than B by Moody's or S&P only when the adviser believes the financial condition of the issuer or other available protections reduce the risk to the Fund or that there is greater value in the securities than is reflected in their prevailing market price. There is no minimum credit rating for high yield debt securities in which the Fund may invest. The Fund may invest in debt securities of any maturity. In selecting securities for the Fund, preservation of capital is a consideration.

The remainder of the Fund's assets may be invested in common stocks, investment grade preferred stocks, investment grade debt obligations of all types, U.S. Government securities, warrants, money market instruments (including repurchase agreements on U.S. Government securities), mortgage-related securities, and participation interests and assignments in floating rate loans and notes. The Fund may also invest up to 10% of its assets in foreign debt securities of any rating. The Fund reserves the right to also invest in financial futures and related options to attempt to hedge risk, although the Fund has not invested in such instruments since Pilgrim Investments became the adviser in 1995 through the date of this prospectus.

PRINCIPAL RISKS

The Fund is subject to risks associated with investing in lower rated debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

--------------------------------------------------------------------------------
20

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security whose credit rating has been lowered may be particularly difficult to sell.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
  1.87%   -9.49% 29.44% 16.19% 18.52% -1.55%  17.71%  15.76%  14.98%  -2.96%

* Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund, for prior periods. Class Q shares would have had substantially similar returns because Class A shares invest in the same portfolio of securities and have the same operating expenses as Class Q shares.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                             1 Year    5 Years   10 Years
                             ------    -------   --------
Class Q*                     -7.60%      7.36%     8.88%
Lehman High Yield Index       1.87%      8.57%    10.55%

* This table shows performance of the Class A shares of the Fund, restated to reflect the absence of a sales charge, because Class Q of the Fund did not have a full year's performance as of December 31, 1998. See the footnote to the bar chart above.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Best quarter for period in bar chart: 14.83% (Q1 1991)

Worst quarter for period in bar chart: -7.91% (Q3 1998)

The Fund's year-to-date total return as of September 30, 1999 was -0.07%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Index, an unmanaged index of high yield bonds. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

INCOME
FUNDS

PILGRIM
HIGH YIELD
FUND II

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS A HIGH LEVEL OF CURRENT INCOME AND CAPITAL GROWTH.

ADVISER:
PILGRIM INVESTMENTS, INC.

Under normal conditions, the Fund invests at least 65% of its total assets in lower rated debt securities, which are commonly referred to as "junk bonds," and convertible securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies. The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

PRINCIPAL RISKS

The Fund is subject to risks associated with investing in lower rated debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

--------------------------------------------------------------------------------
22

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security whose credit rating has been lowered may be particularly difficult to sell.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                              21.07%   5.03%

* Because Class Q shares were first offered in 1998, the returns in the bar chart are based upon the performance of Institutional Class shares of the Fund, which is no longer offered, for prior periods, restated to reflect Class Q operating expenses. Class Q shares, after adjustment for class expenses, would have had substantially similar returns because Institutional Class shares were invested in the same portfolio of securities. Also, prior to May 24, 1999, a different adviser managed the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                              Since Inception
                                 1 Year          (7/31/96)
                                 ------       ---------------
Class Q*                          5.03%           15.37%
First Boston High Yield Index      .58%            8.43%

* This table shows performance of the Institutional Class shares of the Fund, which is no longer offered, restated to reflect Class Q expenses, because Class Q of the Fund did not have a full year's performance as of December 31, 1998. See the footnote to the bar chart above.

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

Best quarter for period in bar chart: 8.31% (Q3 1997)

Worst quarter for period in bar chart: -7.02% (Q3 1998)

The Fund's year-to-date total return as of September 30, 1999 was 2.60%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the First Boston High Yield Index, an unmanaged index of high yield bonds. Unlike the bar chart. the table refects the impact of sales charges. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

EQUITY &
INCOME FUNDS

PILGRIM
BALANCED
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

THE FUND SEEKS A BALANCE OF LONG-TERM CAPITAL APPRECIATION AND CURRENT INCOME.

ADVISER:
PILGRIM INVESTMENTS, INC.

The Fund's adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and will seek a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets will be invested in equity securities, which will be managed in accordance with the principal investment strategies of the Pilgrim LargeCap Leaders Fund, which invests primarily in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The adviser emphasizes a value approach, and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. A company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund and may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique. The Fund may invest up to 35% of its net assets in zero coupon securities. When the adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CHANGES IN INTEREST RATES -- the value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes

--------------------------------------------------------------------------------
24
bankrupt. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities--markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                      16.88%  21.46%  23.52%

* Prior to May 24, 1999, a different adviser managed the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                              Since Inception
                                 1 Year          (8/31/95)
                                 ------       ---------------
Class Q                          23.52%           18.17%
Composite Index                  20.93%           20.65%

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Best quarter for period in bar chart: 14.48% (Q4 1998)

Worst quarter for period in bar chart: -5.00% (Q1 1997)

The Fund's year-to-date total return as of September 30, 1999 was 2.73%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- a composite index consisting of 60% Standard & Poor's 500 Composite Stock Price Index and 40% Lehman Brothers Government/Corporate Bond Index. The Indices have an inherent performance advantage over the Fund since each has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

EQUITY &
INCOME FUNDS

PILGRIM
CONVERTIBLE
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS MAXIMUM TOTAL RETURN, CONSISTING OF CAPITAL APPRECIATION AND CURRENT INCOME.

ADVISER:
PILGRIM INVESTMENTS, INC.

SUB-ADVISER:
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. Through investments in convertible securities, the Fund seeks to capture the upside performance of the underlying equities with less downside exposure. The Fund may invest the remainder of its assets in common and preferred stocks, debt securities of any maturity, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies as hedging techniques.

The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in high yield debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund also may invest up to 35% of its net assets in zero coupon securities.

The Fund's sub-adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. In evaluating convertibles, the sub-adviser searches for what it calls "change at the margin" -- positive business developments which are not yet fully reflected in the company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest

--------------------------------------------------------------------------------
26
rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

INABILITY TO SELL SECURITIES -- lower rated securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS*

  1989     1990   1991   1992   1993   1994    1995    1996    1997    1998
  ----     ----   ----   ----   ----   ----    ----    ----    ----    ----
                                                      20.74%  23.04%  21.40%

* Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                                              Since Inception
                                 1 Year          (8/31/95)
                                 ------       ---------------
Class Q                          21.40%           20.57%
First Boston Convertible Index    6.55%           11.82%

The bar chart and table at left show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart at left provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

Best quarter for period in bar chart: 19.88% (Q4 1998)

Worst quarter for period in bar chart: -9.03% (Q3 1998)

The Fund's year-to-date total return as of September 30, 1999 was 11.71%

                                   ----------

The table at left compares the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index, an unmanaged index representing the universe of convertible securities. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------

FEES AND
EXPENSES
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you hold shares of a Fund. The Funds do not charge you any fees for buying, selling or exchanging Class Q shares.

ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets)(1)


                                                                             Total
                                                                            Annual
                                               Distribution                  Fund      Fee Waiver
                                  Management    and Service     Other      Operating      by         Net
Fund                                 Fees      (12b-1) Fees   Expenses(4)   Expenses   Adviser(2)  Expenses
----                                 ----      ------------   -----------   --------   ----------  --------
LargeCap Growth                      0.75%         0.25%         0.25%        1.25          -- %     1.25%
MidCap Growth                        0.75          0.25          0.25         1.25          --       1.25
SmallCap Growth                      1.00          0.25          0.24         1.49          --       1.49
Worldwide Growth                     1.00          0.25          0.30         1.55          --       1.55
International Core Growth            1.00          0.25          0.38         1.63          --       1.63
International SmallCap Growth        1.00          0.25          0.42         1.67          --       1.67
Emerging Countries                   1.25          0.25          0.93         2.43       (0.53)      1.90
Strategic Income                     0.45          0.25          0.67         1.37       (0.52)      0.85
High Yield(3)                        0.60          0.25          0.27         1.12       (0.12)      1.00
High Yield II                        0.60          0.25          0.32         1.17       (0.17)      1.00
Balanced                             0.75          0.25          0.51         1.51       (0.26)      1.25
Convertible                          0.75          0.25          0.23         1.23          --       1.23

(1) This table shows the estimated operating expenses for Class Q shares of each fund as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed.


(2) Pilgrim Investments has entered into expense limitation agreements with each of the Funds, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments within three years. The expense limit for each such Fund is shown as "Net Expenses." For High Yield Fund, the current limit will continue through December 31, 1999, at which time it will change to 1.10% through at least October 31, 2001. For each remaining Fund, the expense limit will continue through at least October 31, 2001. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for Funds for which is serves as sub-adviser.

(3) Because Class Q shares are new for the High Yield Fund, its expenses are based on Class A expenses of the Fund.

(4) Except for High Yield Fund, other expenses have been restated to reflect the elimination of certain administrative fees effective May 24, 1999.

--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------
EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all your shares at the end of the time period indicated. Each Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Fund                               1 year    3 years      5 years     10 years
----                               ------    -------      -------     --------
LargeCap Growth                     $127       $397        $  686      $1,511
MidCap Growth                        127        397           686       1,511
SmallCap Growth                      152        471           813       1,779
Worldwide Growth                     158        490           845       1,845
International Core Growth            166        514           887       1,933
International SmallCap Growth        170        526           907       1,976
Emerging Countries                   193        653         1,197       2,683
Strategic Income                      87        328           648       1,553
High Yield                           102        332           593       1,341
High Yield II                        102        337           610       1,389
Balanced                             127        425           773       1,756
Convertible                          125        390           676       1,489


--------------------------------------------------------------------------------

SHAREHOLDER
GUIDE

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES. Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. Certain Funds also offer Class A, B, C and M Shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share Classes by calling (800) 992-0180.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Servicing Agent at (800) 992-0180.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. Pilgrim reserves the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees should you fail to maintain your account value at a minimum of $250,000.

                       Initial                  Additional
  Method              Investment                Investment
  ------              ----------                ----------
By Contacting     An investment
Your Investment   professional with an
Professional      authorized firm
                  can help you establish
                  and maintain your
                  account.

By Mail           Visit or consult an       Visit or consult an
                  investment                investment
                  professional.             professional.

                  Make your check           Fill out the Account
                  payable to the Pilgrim    Additions form
                  Funds and mail it,        included on the bottom
                  along with a completed    of your account
                  Application. Please       statement along with
                  indicate your             your check payable to
                  investment professional   the Fund and mail
                  on the New Account        them to the address on
                  Application               the account statement.
                                            Remember to write your account
                                            number on the check.

By Wire           Call the Pilgrim          Wire the funds in the
                  Operations Department     same manner described
                  at (800) 336-3436 to      under "Initial
                  obtain an account         Investment."
                  number and indicate
                  your investment
                  professional on the
                  account.

                  Instruct your bank to
                  wire funds to the Fund
                  in the care of:
                  Investors Fiduciary
                  Trust Co. ABA
                  #101003621 Kansas
                  City, MO credit to:

                  -----------------------
                  (the Fund) A/C #751-8315;
                  for further credit to:
                  Shareholder A/C
                  #
                   ----------------------
                  (A/C  #  you  received
                  over  the  telephone)
                  Shareholder Name:

                  -----------------------
                  (Your Name Here)
                  After wiring funds you
                  must complete the
                  Account Application
                  and send it to:
                  Pilgrim Funds
                  P.O. Box 419368
                  Kansas City, MO
                  64141-6368

--------------------------------------------------------------------------------
30

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN. You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $250,000.

*    Minimum withdrawal amount is $1,000.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

PAYMENTS. Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

          Method                            Procedures
          ------                            ----------
By Contacting Your         You may redeem by contacting your investment
Investment Professional    professional. Investment professionals may charge for
                           their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                           Pilgrim Funds
                           P.O. Box 419368
                           Kansas City, MO 64141-6368

                           If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application.

                           A signature guarantee may be required.

By Telephone --            You may redeem shares by telephone on all accounts
Expedited Redemption       other than retirement accounts, unless you check
                           the box on the Account Application which signifies that you do not wish to use telephone redemptions.
                           To redeem by telephone, call the Shareholder
                           Servicing Agent at (800) 992-0180. Receiving

                           Proceeds By Check: You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                           Receiving Proceeds By Wire:

                           You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check.

                           Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made.

                           In the event that share certificates have been issued, you may not request a wire redemption by telephone.

--------------------------------------------------------------------------------

SHAREHOLDER
GUIDE

TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE. The net asset value (NAV) per share for Class Q shares of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. New York City time). The NAV per share of Class Q shares of each Fund is calculated by taking the value of the Fund's assets attributable to Class Q shares, subtracting the Fund's liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith by the Board of Directors or Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing Securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES. When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS. Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "Purchase of Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

EXCHANGES. You may exchange Class Q shares of a Fund for Class Q shares of any other Pilgrim Fund that offers Class Q shares. The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long term investment and not as a trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

SYSTEMATIC EXCHANGE PRIVILEGE. You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days written notice to shareholders.

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TELEPHONE ORDERS. The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

DISTRIBUTION AND
SHAREHOLDER SERVICE FEES

To pay for the cost of servicing your shareholder account, each Fund has adopted a Rule 12b-1 plan for Class Q shares which requires fees to be paid out of the assets of the class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges. Each Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

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                                                                              33

MANAGEMENT
OF THE
FUNDS


ADVISER
--------------------------------------------------------------------------------

Pilgrim Investments, Inc. has overall responsibility for the management of the Funds. Pilgrim Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


Organized in December 1994, Pilgrim Investments is registered as an investment adviser with the Securities and Exchange Commission. As of September 30, 1999, Pilgrim Investments managed over $7.7 billion in assets. Pilgrim Investments acquired certain assets of previous advisers to the Funds in separate transactions that closed on April 7, 1995 and May 21, 1999. Pilgrim Investments is an indirect, wholly owned subsidiary of ReliaStar Financial Corp. (NYSE:
RLR). Through its subsidiaries, ReliaStar Financial Corp. offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products and personal finance education.


The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year of as a percentage of that Fund's average daily net assets:

Fund                              Advisory Fee
----                              ------------
LargeCap Growth                       0.75%
MidCap Growth                         0.75
SmallCap Growth                       1.00
Worldwide Growth                      1.00
International Core Growth             1.00
International SmallCap Growth         1.00
Emerging Countries                    1.25
Strategic Income                      0.45
High Yield                            0.60
High Yield II                         0.60
Balanced                              0.75
Convertible                           0.75

PILGRIM INVESTMENTS DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

STRATEGIC INCOME FUND

The following individuals share responsibility for the day-to-day management of the Strategic Income Fund:

Robert K.  Kinsey,  Vice  President  of  Pilgrim  Investments,  has  served as a
Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Kinsey manages Strategic Income Fund's assets that are invested in assets other than high yield debt securities. Prior to joining Pilgrim Investments, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Kevin G. Mathews, Senior Vice President and Senior Portfolio Manager of Pilgrim Investments, has served as a Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Mathews manages Strategic Income Fund's assets that are invested in high yield debt securities. Mr. Mathews has served as Portfolio Manager of High Yield Fund since June 1995, and also served as Portfolio Manager of Government Securities Income Fund from June 1995 through September 1996. Prior to joining Pilgrim Investments, Mr. Mathews was a Vice President and Senior Portfolio Manager with Van Kampen American Capital.

HIGH YIELD FUND AND HIGH YIELD FUND II

Kevin G. Mathews, whose background is described above, has served as Portfolio Manager of High Yield Fund and High Yield Fund II since June 1995 and May, 1999, respectively.

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BALANCED FUND

The following individuals share responsibility for the day-to-day management of the Balanced Fund:

G. David Underwood, Vice President and Senior Portfolio Manager for Pilgrim Investments, has served as Senior Portfolio Manager of the equity portion of the Balanced Fund's assets since May 24, 1999. Mr. Underwood is the Lead Portfolio Manager of Pilgrim LargeCap Leaders Fund. Prior to joining Pilgrim Investments in December, 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager.

Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

Robert K. Kinsey, whose background is described above, has also served as a Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

SUB-ADVISER

For the following Funds, Pilgrim Investments has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Adviser is among the most respected institutional investment advisers in the world, and has been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

LARGECAP GROWTH FUND, MIDCAP GROWTH FUND, SMALLCAP GROWTH FUND, INTERNATIONAL CORE GROWTH FUND, WORLDWIDE GROWTH FUND, INTERNATIONAL SMALLCAP GROWTH FUND, EMERGING COUNTRIES FUND AND CONVERTIBLE FUND


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT (NACM). Founded in 1984, NACM manages over $27 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. Each of the Funds listed above is managed by a team of portfolio managers and analysts employed by NACM.


In connection with the acquisition of certain assets relating to certain of the Funds in 1999, Pilgrim Investments and certain of its affiliates entered into an agreement with Nicholas-Applegate Capital Management and its affiliates which provides that Pilgrim Investments (not the Funds) will be obligated to pay to Nicholas-Applegate Capital Management a specified amount upon termination of the sub-advisory agreement with Nicholas-Applegate Capital Management.

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DIVIDENDS,
DISTRIBUTION
AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

Annually                Quarterly            Monthly
--------                ---------            -------
LargeCap Growth(1)      Balanced(3)          Strategic
MidCap Growth(1)        Convertible(3)        Income(2)
SmallCap Growth(1)                           High Yield(2)
International Core                           High Yield II(2)
 Growth(3)
Worldwide Growth(1)
International SmallCap
 Growth(1)
Emerging Countries(1)

(1)  Distributions normally expected to consist primarily of capital gains.

(2)  Distributions normally expected to consist primarily of ordinary income.

(3) Distributions normally expected to consist, on an annual basis, of a variable combination of capital gains and ordinary income.

Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of a Fund invested in another Pilgrim Fund which offers the Class Q shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

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INFORMATION
ABOUT
RISKS
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A Fund's risk profile is largely a factor of the  principal  securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information.

Many of the investment techniques and strategies discussed in this prospectus and in the Statement of Additional Information are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The adviser or sub-adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter in to foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKET INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

HIGH YIELD SECURITIES. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the

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market  for  higher  grade  bonds.  At times of less  liquidity,  it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. Each Fund (except the High Yield Fund) may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS  IN LOANS.  Certain  Funds may invest in  participation  interests  or
assignments  in  secured   variable  or  floating  rate  loans,   which  include
participation interests in lease financings. Loans are subject to the risk

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of nonpayment of principal or interest.  Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Each Fund (except High Yield Fund) may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PERCENTAGE   INVESTMENT   LIMITATIONS.   Unless  otherwise  stated,   percentage
limitations in this prospectus apply at the time of investment.

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TEMPORARY  DEFENSIVE  STRATEGIES.  When the  adviser  or  sub-adviser  to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. When a Fund takes a temporary defensive strategy, it may limit the Fund's ability to achieve its investment objective.

PORTFOLIO TURNOVER. Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

YEAR 2000 COMPLIANCE

Like other financial organizations, the Funds could be adversely affected if the computer systems used by the Investment Manager and the Funds' other service providers do not properly process and calculate date-related information after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. Pilgrim Investments is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. It is not anticipated that the Funds will directly bear any material costs associated with Pilgrim Investments' and the Funds' other service providers efforts to become Year 2000 compliant. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies, generally. Foreign issuers may be more susceptible to risks associated with the Year 2000 Problem than domestic issuers.

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FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditor, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

--------------------------------------------------------------------------------

U.S. EQUITY
FUNDS


PILGRIM
LARGECAP
GROWTH FUND
--------------------------------------------------------------------------------


For the three months ended June 30, 1999, the information in the table has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                              Three Months     Year      July 21, 1997
                                                                 Ended         Ended          to
                                                                June 30,     March 31,     March 31,
                                                                1999(b)        1999         1998(a)
                                                              ------------   ---------   -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $ 25.24      $ 15.66       $ 12.50
------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                                      (0.03)       (0.02)        (0.01)
------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains on investments                   3.22         9.87          3.26
------------------------------------------------------------------------------------------------------
Total from investment operations                                    3.19         9.85          3.25
------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                                --           --          0.01
------------------------------------------------------------------------------------------------------
 Net realized gains on investments                                    --         0.27          0.08
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 28.43      $ 25.24       $ 15.66
======================================================================================================
TOTAL RETURN(c):                                                   12.64%       63.76%        62.47%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period ($000's)                               $ 6,044      $ 4,908       $   799
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expense reimbursement(d)                        1.23%        1.26%         1.25%
------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense reimbursement(d)                   1.25%        1.91%        10.45%
------------------------------------------------------------------------------------------------------
 Net investment income (loss) after expense reimbursement(d)       (0.36)%      (0.28)%       (0.62)%
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    27%         253%          306%
------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on July 21, 1997.

(b) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

U.S. EQUITY
FUNDS


PILGRIM
MIDCAP
GROWTH FUND
--------------------------------------------------------------------------------


For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                        Three Months                                                June 30,
                                           Ended                 Year Ended March 31,               1994(b)
                                          June 30,    -----------------------------------------   to March 31,
                                          1999(a)       1999       1998       1997       1996        1995
                                        ------------  --------   --------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       25.14      $  23.30   $  18.01   $  17.99   $  13.66   $   12.50
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)              (0.06)        (0.12)     (0.21)     (0.04)     (0.07)      (0.02)
--------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains
 on investments                             1.86          3.56       7.48       0.32       4.86        1.18
--------------------------------------------------------------------------------------------------------------
Total from investment operations            1.80          3.44       7.27       0.28       4.79        1.16
--------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net realized gains on investments            --          1.60       1.98       0.26       0.46          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $  26.94      $  25.14   $  23.30   $  18.01   $  17.99   $   13.66
==============================================================================================================
TOTAL RETURN(c):                            7.16%        15.77%     42.00%      1.39%     35.37%       9.28%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)       $ 19,383      $ 14,350   $ 12,204   $ 13,115   $  4,274   $   2,121
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expense
 reimbursement(d)                           1.24%         1.23%      1.22%      1.25%      1.23%       1.24%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 reimbursement(d)                           1.25%         1.31%      1.95%      1.84%      2.84%       3.52%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss) after
 expense reimbursement(d)                  (0.95)%       (0.71)%    (0.97)%    (0.69)%    (0.57)%     (0.33)%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                            55%          154%       200%       153%       114%         98%
--------------------------------------------------------------------------------------------------------------


(a) Effective May 24, 1999, Pilgrim Investments, Inc. became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(b)  Commencement of offering shares.
(c) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

U.S. EQUITY
FUNDS


PILGRIM
SMALLCAP
GROWTH FUND
--------------------------------------------------------------------------------


For the three months ended June 30, 1999, the information in the table has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                               Three Months                                             August 31,
                                                  Ended                  Year Ended March 31,            1995(b)
                                                 June 30,      -------------------------------------   to March 31,
                                                 1999(a)         1999          1998          1997         1996
                                               -------------   ---------    ---------     ----------   ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $   18.56      $   19.27    $   13.19     $   14.16     $   12.50
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                       (0.06)         (0.15)        0.03         (0.07)        (0.03)
-------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss)
 on investments                                      2.69           0.22         6.16         (0.77)         1.69
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.63           0.07         6.19         (0.84)         1.66
-------------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net realized gains on investments                     --           0.78         0.11          0.13            --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $   21.19      $   18.56    $   19.27     $   13.19     $   14.16
===================================================================================================================
TOTAL RETURN(c):                                    14.17%          0.96%      47.01%         (6.03)%       13.28%
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)               $  11,013      $   9,107    $  12,508     $   1,013     $     314
-------------------------------------------------------------------------------------------------------------------
Ratio to average net assets,
 Net expenses after expense reimbursement(d)         1.45%          1.53%        1.52%         1.51%         1.49%
-------------------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense
   reimbursement(d)                                  1.49%          1.63%        2.39%        10.79%        37.86%
-------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)
   after expense reimbursement(d)                   (1.21)%        (0.97)%      (1.52)%       (1.02)%       (1.05)%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     32%            90%          92%          113%          130%
-------------------------------------------------------------------------------------------------------------------


(a) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(b)  Commencement of offering shares.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

INTERNATIONAL
EQUITY FUNDS


PILGRIM
WORLDWIDE
GROWTH FUND
--------------------------------------------------------------------------------


For the three months ended June 30, 1999, the information in the table has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                               Three Months                                  August 31,
                                                  Ended          Year Ended March 31,         1995(b)
                                                 June 30,    ----------------------------   to March 31,
                                                 1999(a)       1999      1998      1997        1996
                                               ------------  --------  --------  --------   ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $  24.59     $ 19.63   $ 15.00    $ 13.27    $   12.50
--------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                       0.01        0.22     (0.11)      0.01        (0.04)
--------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss)
 on investments                                     2.52        6.15      5.29       1.72         0.81
--------------------------------------------------------------------------------------------------------
Total from investment operations                    2.53        6.37      5.18       1.73         0.77
--------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                --        0.15        --         --           --
--------------------------------------------------------------------------------------------------------
 Net realized gains on investments                    --        1.26      0.55         --           --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  27.12     $ 24.59   $ 19.63    $ 15.00    $   13.27
========================================================================================================
TOTAL RETURN(c):                                   10.29%      33.97%    35.11%     12.87%        6.32%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)               $ 14,870     $ 7,320   $   645    $   642    $       1
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expense reimbursement(d)        1.55%       1.59%     1.61%      1.61%        1.60%
--------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense
   reimbursement(d)                                 1.55%       1.76%     3.75%     34.99%    3,232.53%
--------------------------------------------------------------------------------------------------------
 Net investment income (loss)
   after expense reimbursement(d)                   0.17%       0.17%    (0.47)%    (0.91)%      (0.50)%
--------------------------------------------------------------------------------------------------------
Portfolio turnover                                    57%        247%      202%       182%         132%
--------------------------------------------------------------------------------------------------------


(a) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(b)  Commencement of offering shares.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

INTERNATIONAL
EQUITY FUNDS


PILGRIM
INTERNATIONAL CORE
GROWTH FUND
--------------------------------------------------------------------------------


For the three months ended June 30, 1999, the information in the table has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                               Three Months                               February 28,
                                                  Ended           Year Ended March 31,      1997(a)
                                                 June 30,     -------------------------  to March 31,
                                                 1999(b)         1999          1998          1997
                                               ------------   -----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $   18.36    $   17.43      $  12.75    $    12.50
----------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                         0.04         0.09         (0.04)           --
----------------------------------------------------------------------------------------------------
 Net realized and unrealized gains
 on investments                                       1.23         0.97          4.72          0.25
----------------------------------------------------------------------------------------------------
Total from investment operations                      1.27         1.06          4.68          0.25
----------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                  --         0.13            --            --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   19.63    $   18.36      $  17.43    $    12.75
====================================================================================================
TOTAL RETURN(c):                                      6.92%        6.11%        36.63%         2.00%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                $   9,390    $  11,268      $  1,719    $        1
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Net expenses after expenses reimbursement(d)         1.54%        1.63%         1.66%         0.00%
----------------------------------------------------------------------------------------------------
 Gross expenses prior to expense
   reimbursement(d)                                   1.63%        1.87%         3.18%     2,667.07%
----------------------------------------------------------------------------------------------------
 Net investment income (loss)
   after expense reimbursement(d)                     0.73%       (0.27)%       (0.47)%        0.00%
----------------------------------------------------------------------------------------------------
Portfolio turnover                                      67%         214%          274%           76%
----------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on February 28, 1997.

(b) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

INTERNATIONAL
EQUITY FUNDS


PILGRIM
INTERNATIONAL
SMALLCAP
GROWTH FUND
--------------------------------------------------------------------------------


For the three months ended June 30, 1999, the information in the table has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                               Three Months                                   August 31,
                                                  Ended            Year Ended March 31,        1995(a)
                                                 June 30,     -----------------------------  to March 31,
                                                 1999(b)        1999      1998       1997       1996
                                               ------------   -------   --------   --------  ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $   22.23    $ 19.18    $ 14.01    $ 13.52      $ 12.50
--------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                       (0.03)     (0.02)      0.05      (0.06)        0.01
--------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (losses)
 on investments                                      2.96       3.36       5.12       2.01         1.01
--------------------------------------------------------------------------------------------------------
Total from investment operations                     2.93       3.34       5.17       1.95         1.02
--------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                 --       0.09         --         --           --
--------------------------------------------------------------------------------------------------------
 Net realized gains on investments                     --       0.20         --       1.46           --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $   25.16    $ 22.23    $ 19.18    $ 14.01      $ 13.52
========================================================================================================
TOTAL RETURN(c):                                    13.18%    17.61%     36.90%     15.03%         8.16%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)               $  42,881    $32,819    $ 8,810    $    42      $    19
--------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Net expenses after expense reimbursement(d)         1.65%      1.65%      1.66%      1.66%        1.65%
--------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense
   reimbursement(d)                                  1.67%      1.80%      6.15%    151.33%      531.72%
--------------------------------------------------------------------------------------------------------
 Net investment income (loss)
   after expense reimbursement(d)                   (0.50)%    (0.50)%    (0.43)%    (0.64)%       0.33%
--------------------------------------------------------------------------------------------------------
Portfolio turnover                                     44%       146%       198%       206%         141%
---------------------------------------------------------------------------------------------------------

(a)  Commencement of offering shares.

(b) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

INTERNATIONAL
EQUITY FUNDS


PILGRIM
EMERGING
COUNTRIES FUND
--------------------------------------------------------------------------------


For the three months ended June 30, 1999, the information in the table has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                             Three Months                                         August 31,
                                                Ended              Year Ended March 31,             1995(a)
                                               June 30,    -----------------------------------    to March 31,
                                               1999(b)       1999         1998         1997          1996
                                             ------------  ---------   ----------    ---------   -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $  13.79     $  17.76     $  16.47     $  13.18      $  12.50
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                    (0.04)       (0.01)        0.07        (0.04)         0.01
--------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss)
 on investments                                   3.45        (3.78)        1.33         3.37          0.67
--------------------------------------------------------------------------------------------------------------
Total from investment operations              $   3.41     $  (3.79)    $   1.40     $   3.33      $   0.68
--------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                              --         0.18           --           --            --
--------------------------------------------------------------------------------------------------------------
 Net realized gains on investments                  --           --         0.11         0.04            --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  17.20     $  13.79     $  17.76     $  16.47      $  13.18
==============================================================================================================
TOTAL RETURN(c):                                 24.73%      (21.42)%       8.60%       25.29%         5.44%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)             $ 79,130     $ 53,125     $ 46,711     $  8,660      $    350
--------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Net expenses after expense reimbursement(d)      1.90%        1.94%        1.91%        1.91%         1.90%
--------------------------------------------------------------------------------------------------------------
 Gross expenses prior to expense
   reimbursement(d)                               2.43%        2.23%        2.43%        4.20%        44.24%
--------------------------------------------------------------------------------------------------------------
 Net investment income (loss)
   after expense reimbursement(d)                (1.07)%      (0.01)%       1.06%       (0.87)%        0.47%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  67%         213%         243%         176%          118%
--------------------------------------------------------------------------------------------------------------

(a)  Commencement of offering shares.

(b) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.

(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

INCOME
FUNDS


PILGRIM
STRATEGIC
INCOME FUND
--------------------------------------------------------------------------------


For the three months ended June 30, 1999, the information in the table has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                              Three Months    July 27,
                                                                 Ended         1998(a)
                                                                June 30,     to March 31,
                                                                1999(b)         1999
                                                              ------------   ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $  12.26       $  12.43
---------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                              0.25           0.48
---------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss) on investments           (0.38)         (0.04)
---------------------------------------------------------------------------------------
Total from investment operations                                   (0.13)          0.44
---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                                              0.14           0.50
---------------------------------------------------------------------------------------
 Net realized gains on investments                                    --           0.11
---------------------------------------------------------------------------------------
Net asset value, end of period                                  $  11.99       $  12.26
=======================================================================================
TOTAL RETURN(c):                                                    1.16%          5.78%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                               $    171       $    314
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 Net expenses, after expense reimbursement(d)                       0.71%          0.69%
---------------------------------------------------------------------------------------
 Gross expenses prior to expense reimbursement(d)                   1.37%          1.74%
---------------------------------------------------------------------------------------
 Net investment income (loss) after expense reimbursement(d)        6.07%          6.03%
---------------------------------------------------------------------------------------
Portfolio turnover                                                    69%           274%
---------------------------------------------------------------------------------------

(a)  The Fund commenced operations on July 27, 1998.

(b) Effective May 24, 1999, Pilgrim Investments, Inc. became the Investment Manager of the Fund.

(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

INCOME
FUNDS


PILGRIM
HIGH YIELD
FUND
--------------------------------------------------------------------------------


For the period ending June 30, 1999, the information in the table has been audited by KPMG LLP, independent auditors.

                                                              From June 17
                                                              thru June 30,
                                                                1999(a)
                                                              -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $   5.91
---------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                                       0.02
---------------------------------------------------------------------------
 Net realized and unrealized gains (loss)
 on investments                                                       --
---------------------------------------------------------------------------
Total from investment operations                                    0.02
---------------------------------------------------------------------------
Less distributions from:
 Net investment income                                                --
---------------------------------------------------------------------------
 Realized capital gains                                               --
---------------------------------------------------------------------------
Net asset value, end of period                                  $   5.93
===========================================================================
TOTAL RETURN(b):                                                    0.34%
---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period ($000's)                                    --
---------------------------------------------------------------------------
Ratio of expenses to average net assets:
Net expenses, after expense reimbursement(c)                          --
---------------------------------------------------------------------------
Gross expenses prior to expense reimbursement(c)                      --
---------------------------------------------------------------------------
Net investment income (loss) after expense reimbursement(c)           --
---------------------------------------------------------------------------
Portfolio turnover                                                   184%
---------------------------------------------------------------------------

(a)  Commencement of offering shares
(b) Total return is calculated assuming reinvestment of all dividends and capital gains distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(c)  Annualized.

INCOME
FUNDS


PILGRIM
HIGH YIELD
FUND II
--------------------------------------------------------------------------------


For the three months ended June 30, 1999, the information in the table has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                              Three Months       Year       March 27,
                                                 Ended           Ended       1998(a)
                                                June 30,       March 31,   to March 31,
                                                1999(b)          1999         1998
                                              ------------     ---------   ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $ 11.68        $  12.72       $ 12.70
---------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                      0.30            1.16          0.01
---------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss)
 on securities and foreign currency               (0.11)          (1.01)         0.01
---------------------------------------------------------------------------------------
Total from investment operations                   0.19            0.15          0.02
---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                             0.28            1.19            --
---------------------------------------------------------------------------------------
Net asset value, end of period                  $ 11.59        $  11.68       $ 12.72
=======================================================================================
TOTAL RETURN(c):                                   1.63%           1.40%         0.16%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period ($000's)              $ 3,229        $  6,502       $   567
---------------------------------------------------------------------------------------
Ratio to average net assets:
 Net expenses after expense reimbursement(d)       0.90%           0.87%         0.97%
---------------------------------------------------------------------------------------
 Gross expenses prior to
   expense reimbursement(d)                        1.17%           1.28%         0.97%
---------------------------------------------------------------------------------------
 Net investment income (loss)
   after expense reimbursement(d)                  9.88%         10.01%          7.53%
---------------------------------------------------------------------------------------
Portfolio turnover                                   44%            242%          484%
---------------------------------------------------------------------------------------

(a)  The Fund commenced operations on March 27, 1998.

(b) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.

(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

EQUITY &
INCOME FUNDS


PILGRIM
BALANCED
FUND
--------------------------------------------------------------------------------


For the three months ended June 30, 1999, the information in the table has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                         Three Months                                  August 31,
                                            Ended           Year Ended March 31,       1995(a) to
                                           June 30,    ------------------------------   March 31,
                                           1999(b)       1999      1998       1997        1996
                                         ------------  --------  ---------  ---------  ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $ 18.85      $ 18.48    $ 13.42    $  12.69    $    12.50
----------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                       0.11         0.44       0.30        0.24          0.15
----------------------------------------------------------------------------------------------------
 Net realized and unrealized gains
 on investments                              0.16         2.50       5.07        0.73          0.19
----------------------------------------------------------------------------------------------------
Total from investment operations             0.27         2.94       5.37        0.97          0.34
----------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                       0.08         0.50       0.31        0.24          0.15
----------------------------------------------------------------------------------------------------
 Net realized gains on investments             --         2.07         --          --            --
----------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 19.04      $ 18.85    $ 18.48    $  13.42    $    12.69
====================================================================================================
TOTAL RETURN(c):                             1.44%       17.49%     40.21%       7.60%         2.77%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $   190      $   176    $   166    $     73    $        1
----------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Net expenses after expense
   reimbursement(d)                          1.25%        1.25%      1.26%       1.26%         1.25%
----------------------------------------------------------------------------------------------------
 Gross expenses prior to
   expense reimbursement(d)                  1.51%        1.63%    11.28%      126.75%     3,094.48%
----------------------------------------------------------------------------------------------------
 Net investment income (loss)
   after expense reimbursement(d)            2.30%        2.41%      4.09%       2.15%         2.16%
----------------------------------------------------------------------------------------------------
Portfolio turnover                             63%         165%       260%        213%          197%
----------------------------------------------------------------------------------------------------

(a)  Commencement of offering shares

(b) Effective May 24, 1999, Pilgrim Investments, Inc., became the investment Manager of the Fund.

(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

EQUITY &
INCOME FUNDS


PILGRIM
CONVERTIBLE
FUND
--------------------------------------------------------------------------------


For the three months ended June 30, 1999, the information in the table has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                             Three Months                                   August 31,
                                                Ended           Year Ended March 31,          1995(b)
                                               June 30,   ------------------------------   to March 31,
                                               1999(a)      1999       1998       1997         1996
                                             -----------  ---------  --------   --------  -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $  21.22     $  18.47   $ 15.19    $ 13.72      $ 12.50
-----------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                    0.09         0.43      0.48       0.42         0.17
-----------------------------------------------------------------------------------------------------
 Net realized and unrealized gains
 on investments                                  1.31         3.09      4.19       1.50         1.22
-----------------------------------------------------------------------------------------------------
Total from investment operations                 1.40         3.52      4.67       1.92         1.39
-----------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                           0.11         0.46      0.48       0.42         0.17
-----------------------------------------------------------------------------------------------------
 Net realized gains on investments                 --         0.31      0.91       0.03           --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period               $  22.51     $  21.22   $ 18.47    $ 15.19      $ 13.72
=====================================================================================================
TOTAL RETURN(c):                                 6.62%       19.66%    31.54%     14.13%       11.13%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $ 17,537     $  8,741   $ 7,080    $ 4,599      $ 1,085
-----------------------------------------------------------------------------------------------------
Ratio to average net assets,
 Net expenses after expense reimbursement(d)     1.23%        1.23%     1.22%      1.25%        1.25%
-----------------------------------------------------------------------------------------------------
 Gross expenses prior to
   expense reimbursement(d)                      1.23%        1.35%     2.35%      2.90%        9.21%
-----------------------------------------------------------------------------------------------------
 Net investment income
   after expense reimbursement(d)                2.04%        2.37%     5.99%      3.29%        3.59%
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                 28%         138%      160%       167%         145%
-----------------------------------------------------------------------------------------------------


(a) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.

(b)  Commencement of offering shares.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

You can find additional information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The Funds' annual and semi-annual reports list the holdings of the Funds' portfolios, describe the Funds' performance, and tell how investment strategies and performance have responded to recent market conditions and economic trends.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about each Fund's investments, strategies and risks, and is considered to be part of this prospectus because it is incorporated by reference.

You may request a free copy of any of these documents by calling or writing the Funds' Shareholder Servicing Agent at:

Pilgrim Group, Inc.
40 North Central Avenue, Suite 1200
Phoenix, Arizona 85004
Telephone: (800) 992-0180

Please contact the Funds' Shareholder Servicing Agent with any questions you may have about the Funds.

You can also obtain information about the Funds from the SEC's Public Reference Room (1-800-SEC-0330). Reports and other information about the Funds may be obtained at the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplication fee, by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-6009

The SEC may charge you a fee for this information.

SEC file numbers: 811-1939 (Pilgrim Investment Funds, Inc.), 811-7428 (Pilgrim Mutual Funds)


                                  Prospectus
PROSQ1199-110199                November 1, 1999

                       SUPPLEMENT DATED NOVEMBER ___, 1999
                   TO THE PILGRIM MONEY MARKET FUND PROSPECTUS
                             DATED NOVEMBER 1, 1999

Effective November ___, 1999, Class A shares are available for Pilgrim Money Market Fund. This supplement to the prospectus contains information regarding the purchase, exchange, and expenses of Class A shares.

The prospectus contains important information about Pilgrim Money Market Fund and describes how the Fund invests substantially all of its assets in another investment company. This supplement should be read in conjunction with the prospectus.

FEES AND
EXPENSES
--------------------------------------------------------------------------------
The following tables(1) show what it will cost you directly or indirectly to invest in Class A shares of the Pilgrim Money Market Fund (the "Fund"). The shareholder transaction fees and annual fund operating expenses for the Money Market Fund are high in relation to the expenses of many other money market funds. Shareholders should consider whether this Fund should be a long-term investment. It is intended as a temporary investment vehicle for investors pursuing a short-term defensive strategy.

SHAREHOLDER TRANSACTION FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                                       Class A
                                                                       -------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                     None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of original purchase
price or redemption proceeds)                                           None
 Exchange Fee                                                           None
--------------------------------------------------------------------------------

(1) The tables reflect the expenses of both Class A shares of the Fund and the Class A shares of the Primary Institutional Fund in which it invests.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)

                            Distribution
             Management      and Service       Other           Annual Fund
Class          Fees(2)      (12b-1) Fees     Expenses(3)   Operating Expenses(4)
-----          -------      ------------     -----------   ---------------------
Class A         0.25%           0.25%           0.75%              1.25%

(1) Shown as a ratio of expenses to average daily net assets. The Fund is new, and therefore, has no historical expense data. Thus, the numbers are estimates.
(2) The Primary Institutional Fund charges a comprehensive annual management fee of 0.25% of average daily net assets for both advisory and ordinary operating expenses. Pursuant to its investment advisory agreement with the Fund, Pilgrim Investments, Inc. charges a maximum annual advisory fee equal to 0.50% of average daily net assets if the Fund does not invest substantially all of its assets in another investment company. Pursuant to the Fund's investment advisory agreement, if the Fund invests substantially all of its assets in another investment company, Pilgrim Investments, Inc. does not charge an advisory fee. The Fund anticipates investing substantially all of its assets in another investment company for at least the Fund's initial fiscal year.
(3) Pilgrim Investments, Inc. receives an annual administration fee equal to 0.25% of average daily net assets.
(4) Pursuant to an expense limitation agreement between Pilgrim Investments, Inc. and Pilgrim Mutual Funds, on behalf of the Fund, Pilgrim Investments, Inc. will limit expenses of the Fund to 1.50% of average daily net assets for Class A, excluding interest, taxes, brokerage, and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments, Inc. within three years. The expense limit will continue until at least October 31, 2001.

FEES AND
EXPENSES
--------------------------------------------------------------------------------
EXAMPLES

The hypothetical example below show what your expenses would be if you invested $10,000 over the time frames indicated, assuming a 5% return each year, that you reinvest all distributions, and that operating expenses for the Fund remain the same. The example reflects expenses of both the Class A shares of the Fund and the Class A shares of the Primary Institutional Fund in which the Fund invests. The example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future.

MONEY MARKET FUND

                    1 year     3 years
                    ------     -------
Class A              $695       $949


SHAREHOLDER
GUIDE
--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

PILGRIM PURCHASE OPTIONS(TM)

CLASS A

*    No front-end sales charge or contingent deferred sales charge.

*    Distribution and service (12b-1) fee of 0.25%.

When choosing between classes, you should carefully consider the ongoing annual expenses along with any applicable contingent deferred sales charge. The relative impact of the annual ongoing expenses will depend upon the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay lower dividends than Class A shares.

SHAREHOLDER SERVICE FEES

To pay for the cost of servicing your shareholder account, each class of the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges. The service fee associated with investing in Class A shares is 0.25% of average daily net assets.

Amounts payable under the Fund's Rule 12b-1 plan are reduced by any amounts received by Pilgrim Securities, Inc. or its affiliates from the adviser or distributor of the Primary Institutional Fund in which it invests substantially all of its assets. If the Fund does not invest substantially all of its assets in another investment company or receive any amounts pursuant to the previous sentence, the Fund will pay the full fee. Currently, the Fund pays the full fee.

EXCHANGES

You may exchange Class A shares of the Fund for shares of the same class of any other Pilgrim Fund. The applicable front-end sales charge for Class A shares of another Pilgrim Fund must be paid at the time of the exchange. You should request a prospectus for the Pilgrim Funds for additional information on other Pilgrim Funds and the front-end sales charges (or, if applicable, the contingent deferred sales charges) of such Funds.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

--------------------------------------------------------------------------------
2

                                                                      Prospectus
                                                                Classes: B and C

                                                                November 1, 1999


                                                       PILGRIM MONEY MARKET FUND










This prospectus contains important information about Pilgrim Money Market Fund. You should read it carefully before you invest, and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
PILGRIM MONEY MARKET FUND ................................................     2

FEES AND EXPENSES ........................................................     4

SHAREHOLDER GUIDE

   Choosing a Share Class -- Pilgrim Purchase Options(TM) ................     6

   How to Purchase Shares ................................................     7

   How to Redeem Shares ..................................................     8

   Transaction Policies ..................................................     9

   Distribution and Shareholder Service Fees .............................    10

MANAGEMENT OF THE FUND

   Adviser ...............................................................    11

DIVIDENDS, DISTRIBUTIONS AND TAXES  ......................................    12

MORE INFORMATION ABOUT RISKS  ............................................    13

Pilgrim
Money
Market
Fund

PRINCIPAL  INVESTMENT  STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

ADVISER:
PILGRIM INVESTMENTS, INC.

Since the Fund invests substantially all of its assets in another investment company, the Fund could be considered a feeder fund in an arrangement resembling a master/feeder structure.

The Fund invests all of its assets in Class A shares of the Primary Institutional Fund, a series of Reserve Institutional Trust, a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Primary Institutional Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. This structure is different from that of other Pilgrim Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.

The Primary Institutional Fund seeks to achieve its investment objective by investing in instruments issued by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"); deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic, foreign banks and foreign branches of foreign banks, savings and loan associations and savings banks; other short-term instruments of similar quality; and instruments fully collateralized by such obligations.

The Primary Institutional Fund may invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation. The Primary Institutional Fund may also invest in obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars). Investment in foreign banks will be limited to those located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Primary Institutional Fund's investment adviser, are of comparable quality to the obligations of U.S. banks which may be purchased by the Primary Institutional Fund. The Primary Institutional Fund may also invest in municipal obligations, the interest on which is not exempt from federal income taxation.

The Primary Institutional Fund may also engage in repurchase agreements and periodically lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. Government or its agencies or instrumentalities (or any combination thereof). The value of the securities loaned cannot exceed 25% of the Primary Institutional Fund's total assets.

The Primary Institutional Fund may invest, without limitation, in U.S. Government Securities and in instruments secured or collateralized by U.S. Government Securities. The Primary Institutional Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven (7) days after notice and will not concentrate more than 25% of its total assets in securities of issuers in a single industry, except that it may invest more than 25% of its assets in bank obligations. In addition, the Primary Institutional Fund will not invest more than 5% of its assets in the securities of any single issuer (except U.S. Government Securities or repurchase agreements). The Primary Institutional Fund may borrow money for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets.

The Primary Institutional Fund uses the amortized cost method of valuation to enable the Fund to maintain a stable $1.00 share price. Of course, there is no guarantee that the Fund will be able to maintain a $1.00 share price.

Investment of the Fund's assets in the Class A shares of the Primary Institutional Fund is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment in the Primary Institutional Fund.

--------------------------------------------------------------------------------
2

PERFORMANCE PRINCIPAL RISKS
--------------------------------------------------------------------------------
The Fund is subject to the risks associated with investing in debt securities. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may be affected by these other risks by virtue of its investment in the Primary Institutional Fund:

CHANGES IN INTEREST RATES -- the value of the Fund's investment may fall when interest rates rise. Money market funds like the Fund are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. The dollar weighted average portfolio maturity of the Fund will not exceed 90 days.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Money market funds like the Fund are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality.


U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government Securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as obligations issued by the Federal National Mortgage Association, the Student Loan Marketing Association, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the United States have less credit risk.


BECAUSE THE FUND INVESTS ALL OF ITS ASSETS IN ANOTHER REGISTERED MANAGEMENT INVESTMENT COMPANY, THE FUND AND ITS SHAREHOLDERS WILL BEAR THE INVESTMENT ADVISORY FEES AND EXPENSES OF THE FUND AND THE OTHER REGISTERED MANAGEMENT INVESTMENT COMPANY IN WHICH IT INVESTS WITH THE RESULT THAT THE FUND'S EXPENSES MAY BE HIGHER THAN THOSE OF OTHER MONEY MARKET FUNDS WHICH INVEST DIRECTLY IN DEBT SECURITIES. THE FUND IS ALSO DESIGNED FOR INVESTORS WHO DESIRE A SHORT-TERM INVESTMENT AND MAY NOT BE APPROPRIATE FOR THOSE INVESTORS DESIRING A LONG-TERM INVESTMENT.

RISKS OF FOREIGN INVESTING -- to the extent the Primary Institutional Fund invests in letters of credit and other deposit-type obligations of foreign banks and foreign branches of foreign banks, foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure banks and foreign controls on investment.

REPURCHASE AGREEMENTS -- the Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.


SECURITIES LENDING -- loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even the loss of rights to the collateral in the event of insolvency of the borrower of the securities.


The fund commenced operations on July 1, 1999, there are no annual returns to report at this time.

--------------------------------------------------------------------------------

Fees and
Expenses
--------------------------------------------------------------------------------
The following tables(1) show what it will cost you directly or indirectly to invest in the Fund. The shareholder transaction fees and annual fund operating expenses for the Money Market Fund are high in relation to the expenses of many other money market funds. Shareholders should consider whether this Fund should be a long-term investment. It is intended as a temporary investment vehicle for investors pursuing a short-term defensive strategy.

SHAREHOLDER TRANSACTION FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                           Class B     Class C
                                                           -------     -------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                         None        None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of original purchase
price or redemption proceeds)                               5.00%(2)    1.00%(3)
 Exchange Fee                                               None        None
--------------------------------------------------------------------------------

(1) The tables reflect the expenses of both the Fund and the Class A shares of the Primary Institutional Fund in which it invests.
(2) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. See Shareholder Guide.
(3)  Imposed upon redemption within 1 year from purchase.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)

                            Distribution
             Management      and Service       Other           Annual Fund
Class          Fees(2)      (12b-1) Fees     Expenses(3)   Operating Expenses(4)
-----          -------      ------------     -----------   ---------------------
Class B         0.25%           1.00%           0.75%              2.00%
--------------------------------------------------------------------------------
Class C         0.25%           1.00%           0.75%              2.00%
--------------------------------------------------------------------------------

(1) Shown as a ratio of expenses to average daily net assets. The Fund is new, and therefore, has no historical expense data. Thus, the numbers are estimates.
(2) The Primary Institutional Fund charges a comprehensive annual management fee of 0.25% of average daily net assets for both advisory and ordinary operating expenses. Pursuant to its investment advisory agreement with the Fund, Pilgrim Investments. Inc. charges a maximum annual advisory fee equal to 0.50% of average daily net assets if the Fund does not invest substantially all of its assets in another investment company. Pursuant to the Fund's investment advisory agreement, if the Fund invests substantially all of its assets in another investment company, Pilgrim Investments, Inc. does not charge an advisory fee. The Fund anticipates investing substantially all of its assets in another investment company for at least the Fund's initial fiscal year.
(3) Pilgrim Investments, Inc. receives an annual administration fee equal to 0.25% of average daily net assets.
(4) Pursuant to an expense limitation agreement between Pilgrim Investments, Inc. and Pilgrim Mutual Funds, on behalf of the Fund, Pilgrim Investments, Inc. will limit expenses of the Fund to 2.25% of average daily net assets for Classes B and C, excluding interest, taxes, brokerage, and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments, Inc. within three years. The expense limit will continue until at least October 31, 2001.

--------------------------------------------------------------------------------
4

Fees and
Expenses
--------------------------------------------------------------------------------
EXAMPLES

The hypothetical examples below show what your expenses would be if you invested $10,000 over the time frames indicated, assuming a 5% return each year, that you reinvest all distributions, and that operating expenses for the Fund remain the same. The examples reflect expenses of both the Fund and the Class A shares of the Primary Institutional Fund in which it invests. The example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future.

MONEY MARKET FUND

                Assuming you redeem at the         Assuming you do not redeem
                 end of each time period.        at the end of each time period.
                --------------------------       -------------------------------
                    1 year     3 years                 1 year     3 years
                    ------     -------                 ------     -------
Class B              $703        $927                   $203        $627

Class C              $303        $627                   $203        $627

--------------------------------------------------------------------------------

Shareholder
Guide

CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------
PILGRIM PURCHASE OPTIONS(TM)

You may select from two separate classes of shares of the Fund: Class B and Class C.

CLASS B

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1.00%.

*    A contingent deferred sales charge, as described below.

CLASS C

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1.00%.

* A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

SALES CHARGE CALCULATION

Shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                             CDSC on shares
Years after purchase           being sold
--------------------         --------------
1st year                           5%
2nd year                           4%
3rd year                           3%
4th year                           3%
5th year                           2%
6th year                           1%
After 6th year                    none


CLASS C DEFERRED SALES CHARGE

                             CDSC on shares
Years after purchase           being sold
--------------------         --------------
1st year                           1%
After 1st year                    none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

*    mandatory distributions from a tax-deferred retirement plan or an IRA.

REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the Statement of Additional Information for more information.

--------------------------------------------------------------------------------
6

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
The minimum initial investment amounts are as follows:

*    Non-retirement accounts: $1,000

*    Retirement accounts: $250

* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month

The minimum additional investment is $100

Make your investment using the table on the right.

The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. Pilgrim reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRA's).

RETIREMENT PLANS. The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. Investors Fiduciary Trust Company ("IFTC") acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. IFTC currently receives a $12 custodial fee annually for the maintenance of such accounts.

                                 Initial                      Additional
    Method                      Investment                    Investment
    ------                      ----------                    ----------
By Contacting            An investment
Your Investment          professional with an
Professional             authorized firm can
                         help you establish
                         and maintain your
                         account.

By Mail                  Visit or consult an           Visit or consult an
                         investment                    investment professional.
                         professional.

                         Make your check payable       Fill out the Account
                         to the Pilgrim Funds and      Additions form included
                         mail it, along with a         on the bottom of your
                         completed Application.        account statement along
                         Please indicate your          with your check payable
                         investment professional       to the Fund and mail them
                         on the New Account            in the envelope provided
                         Application                   with the account
                                                       statement

                                                       Remember to write. your
                                                       account number on the
                                                       check.

By Wire                  Call the Pilgrim              Wire the funds in the
                         Operations Department at      same manner described
                         (800) 336-3436 to obtain      under "Initial
                         an account number and         Investment."
                         indicate your investment
                         professional on the
                         account.

                         Instruct your bank to
                         wire funds to the Fund in
                         the care of:

                         Investors Fiduciary Trust
                         Co. ABA #101003621 Kansas
                         City, MO credit to:

                         -------------------------
                         (the Fund) A/C #751-8315;
                         for further credit to:
                         Shareholder A/C
                         #___________ (A/C # you
                         received over the
                         telephone)
                         Shareholder Name:

                         -------------------------
                             (Your Name Here)

                         After wiring funds you
                         must complete the Account
                         Application and send it
                         to:

                         Pilgrim Funds
                         P.O. Box 419368
                         Kansas City, MO
                         64141-6368

--------------------------------------------------------------------------------

Shareholder
Guide

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
You may redeem shares using the table on the right:

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN. You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.

*    Minimum withdrawal amount is $100.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

PAYMENTS. Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

           Method                                   Procedures
           ------                                   ----------
By Contacting Your                      You  may  redeem  by   contacting   your
Investment Professional                 investment   professional.    Investment
                                        professionals   may   charge  for  their
                                        services   in   connection   with   your
                                        redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                                        Pilgrim Funds
                                        P.O. Box 419368
                                        Kansas City, MO 64141-6368

                                        Corporate     investors     and    other
                                        associations  must  have an  appropriate
                                        certification    on   file   authorizing
                                        redemptions. A suggested form of such certification is provided on the Account Application.

                                        A signature guarantee may be required.
By Telephone --
Expedited Redemption                    You may redeem  shares by  telephone  on
                                        all  accounts   other  than   retirement
                                        accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at
                                        (800) 992-0180.

                                        Receiving Proceeds By Check:

                                        You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                                        Receiving Proceeds By Wire:

                                        You   may   have   redemption   proceeds
                                        (subject to a minimum of $5,000) wired to your pre-designated bank account.

                                        You   will   not  be  able  to   receive
                                        redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check.

                                        Under  normal  circumstances,   proceeds
                                        will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made.

--------------------------------------------------------------------------------
8

Shareholder
Guide

TRANSACTION POLICIES
--------------------------------------------------------------------------------
NET ASSET VALUE. The net asset value (NAV) per share for the Fund and each class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. New York City time).


It is expected that the New York Exchange and/or the Custodian will be closed during the next twelve months on Saturday and Sundays and on November 11 (Veteran's Day), November 25 (Thanksgiving Day), December 24 (Christmas Day Observed), 1999 and January 17 (Martin Luther King, Jr. Day), February 21 (Presidents' Day), April 21 (Good Friday), May 29 (Memorial Day), July 4 (Independence Day), September 4 (Labor Day), October 9 (Columbus Day), 2000.

The NAV for an investment company generally is calculated by subtracting liabilities from total assets. The Fund's investment in the Class A shares of the Primary Institutional Fund is valued at the NAV of the Primary Institutional Fund's Class A shares held by the Fund. The Primary Institutional Fund calculates the NAV of its shares on the same day and at about the same time as the Fund. Net asset value per share of the Class A shares of the Primary Institutional Fund is computed by taking the sum of the value of the Primary Institutional Fund's investments (amortized cost value is used for this purpose) and any cash or other assets attributable to Class A, subtracting liabilities attributable to Class A and dividing by the total number of Class A Primary Institutional Fund shares outstanding. The per share NAV of Class B and Class C of the Fund is calculated by dividing each Class's NAV by the number of Class shares outstanding and rounding the result to the nearest whole cent.


The Fund tries to maintain a stable NAV of $1.00 per share. Because the Primary Institutional Fund uses the amortized cost method of valuing the securities held by it and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of Primary Institutional Fund will remain constant at $1.00 per share. However, the Fund makes no assurance that either it or the Primary Institutional Fund can maintain a $1.00 net asset value per share.

PRICE OF SHARES. When you buy shares, you pay the NAV. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS. Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "Purchase of Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations as evidence of your ownership. Certificates representing shares of the Fund will not be issued.

TELEPHONE ORDERS. The Fund and its transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES. You may exchange shares of the Fund for shares of the same class of any other Pilgrim Fund without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Pilgrim Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the

--------------------------------------------------------------------------------
                                                                               9

Shareholder
Guide

TRANSACTION POLICIES
--------------------------------------------------------------------------------
Pilgrim Funds (except for the Fund) are not intended as a short-term trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You will automatically have the ability to request an exchange by calling the Shareholder Servicing Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days written notice to shareholders.

SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days written notice to shareholders.

SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

DISTRIBUTION AND
SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, each class of the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges. The following table shows the distribution and service fees associated with investing in each class of shares.

                      Distribution Fee     Service Fee
                      ----------------     -----------
CLASS B(1)                  0.75%             0.25%
CLASS C(1)                  0.75%             0.25%

(1) Amounts payable under the Fund's plan are reduced by any amounts received by Pilgrim Securities, Inc. or its affiliates from the adviser or distributor of the Fund in which it invests substantially all of its assets. If the Fund does not invest substantially all of its assets in another investment company or receive any amounts pursuant to the previous sentence, the Fund will pay the full distribution fee. Currently, the Fund pays the full distribution fee.

--------------------------------------------------------------------------------
10

Management
of the Fund

ADVISER
--------------------------------------------------------------------------------
Pilgrim Investments, Inc. has overall responsibility for the management of the Fund. Pilgrim Investments, Inc. provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Pilgrim Investments, Inc. charges an investment advisory fee equal to 0.50% of average net assets if the Fund does not invest substantially all of its assets in another investment company; otherwise Pilgrim Investments, Inc. does not charge an advisory fee.


Organized in December 1994, Pilgrim Investments, Inc. is registered as an investment adviser with the Securities and Exchange Commission. As of September 30, 1999, Pilgrim Investments managed over $ billion in assets. Pilgrim Investments is an indirect, wholly owned subsidiary of ReliaStar Financial Corp. (NYSE: RLR). Through its subsidiaries, ReliaStar Financial Corp. offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products and personal finance education.


The Fund invests all of its assets in Class A shares of the Primary Institutional Fund, another registered management investment company. The Investment Adviser for the Primary Institutional Fund is Reserve Management Company, Inc., located at 1250 Broadway, 32nd Floor, New York, NY 10001-3701. Primary Institutional Fund pays Reserve Management Company, Inc. a comprehensive management fee calculated on an annual basis at 0.25% of the Primary Institutional Fund's average daily net assets. Under the terms of the Investment Management Agreement, Reserve Management Company, Inc. manages the Primary Institutional Fund and invests in furtherance of its objectives and policies subject to the overall control and direction of Reserve Institutional Trust's Board of Trustees. In addition, under the terms of the Investment Management Agreement, Reserve Management Company, Inc. pays all employee and ordinary operating costs of the Primary Institutional Fund (excluding interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and fees for Trustees who are not "interested persons" of Reserve Institutional Trust (as defined in the 1940 Act)).

--------------------------------------------------------------------------------

Dividends,
Distributions
and Taxes
--------------------------------------------------------------------------------
DIVIDENDS

The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund declares dividends daily and pays them monthly.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class B or C shares of the Fund invested in another Pilgrim Fund which offers the same class of shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It is not expected that the Fund will make capital gains distributions. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.


There may be tax consequences to you if you sell or redeem Fund shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.


As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

--------------------------------------------------------------------------------
12

More
Information
About
Risks
--------------------------------------------------------------------------------
To the extent that the Fund invests in the Class A shares of the Primary Institutional Fund, it will be indirectly exposed to the following techniques and risks based on the Class A shares of Primary Institutional Fund's investments:

BORROWING. The Primary Institutional Fund may borrow up to 5% of its total assets for emergency purposes. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Primary Institutional Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.

Percentage   Investment   Limitations.   Unless  otherwise  stated,   percentage
limitations in this prospectus apply at the time of investment.

--------------------------------------------------------------------------------

More
Information
About
Risks
--------------------------------------------------------------------------------
YEAR 2000 COMPLIANCE

Like other financial organizations, the Fund could be adversely affected if the computer systems used by the Investment Adviser, the Administrator, the Fund's other service providers, the Primary Institutional Fund and its service providers do not properly process and calculate date-related information after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. Pilgrim Investments, Inc. is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers and the Primary Institutional Fund and its service providers. It is not anticipated that the Fund will directly bear any material costs associated with Pilgrim Investments', the Fund's other service providers', the Primary Institutional Fund's or its service providers' efforts to become Year 2000 compliant. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally. Foreign issuers may be more susceptible to risks associated with the Year 2000 Problem than domestic issuers.

--------------------------------------------------------------------------------
14

You can find additional information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The Funds' annual and semi-annual reports list the holdings of the Funds' portfolios, describe the Funds' performance, and tell how investment strategies and performance have responded to recent market conditions and economic trends.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about each Fund's investments, strategies and risks, and is considered to be part of this prospectus because it is incorporated by reference.

You may request a free copy of any of these documents by calling or writing the Funds' Shareholder Servicing Agent at:

Pilgrim Group, Inc.
40 North Central Avenue, Suite 1200
Phoenix, Arizona 85004
Telephone: (800) 992-0180

Please contact the Funds' Shareholder Servicing Agent with any questions you may have about the Funds.

You can also obtain information about the Funds from the SEC's Public Reference Room (1-800-SEC-0330). Reports and other information about the Funds may be obtained at the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplication fee, by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-6009

The SEC may charge you a fee for this information.

SEC file numbers: 811-7428


                                  Prospectus
MMPROS&C1199-110199             November 1, 1999

                              PILGRIM MUTUAL FUNDS

                             40 North Central Avenue
                             Phoenix, Arizona 85004

                                 (800) 992-0180

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 1999

Pilgrim Mutual Funds (the "Trust") is an open-end management investment company currently offering a number of separate diversified portfolios. This Statement of Additional Information contains information regarding the following portfolios (each a "Fund" and collectively the "Funds"):

Pilgrim International Core Growth Fund ("International Core Growth Fund"); Pilgrim Worldwide Growth Fund ("Worldwide Growth Fund"); Pilgrim International SmallCap Growth Fund ("International SmallCap Growth Fund"); Pilgrim Emerging Countries Fund ("Emerging Countries Fund"); Pilgrim LargeCap Growth Fund ("LargeCap Growth Fund"); Pilgrim MidCap Growth Fund ("MidCap Growth Fund"); Pilgrim SmallCap Growth Fund ("SmallCap Growth Fund"); Pilgrim Convertible Fund ("Convertible Fund"); Pilgrim Balanced Fund ("Balanced Fund"); Pilgrim High Yield Fund II ("High Yield Fund II"), Pilgrim Strategic Income Fund ("Strategic Income Fund") and Pilgrim Money Market Fund ("Money Market Fund").

This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Funds' Prospectus and should be read in conjunction with the Prospectus dated November 1, 1999, which has been filed with the Securities and Exchange Commission ("SEC"). In addition, the financial statements from the Funds' June 30, 1999 Annual Reports are incorporated herein by reference (excluding the Money Market Fund which is newly organized). Copies of the Funds' Prospectus and Annual or Semi-Annual Reports may be obtained without charge by contacting the Trust at the address and phone number written above.

                                TABLE OF CONTENTS

General Information.......................................................B-2
Management Of The Funds...................................................B-3
Investment Objectives, Policies And Risks.................................B-20
Investment Restrictions...................................................B-50
Portfolio Transactions....................................................B-54
Additional Purchase And Redemption Information............................B-57
Determination Of Share Price..............................................B-63
Shareholder Information...................................................B-64
Shareholder Services And Privileges.......................................B-65
Distributions.............................................................B-68
Tax Considerations........................................................B-68
Calculation Of Performance Data...........................................B-74
General Information.......................................................B-79
Financial Statements......................................................B-80

                               GENERAL INFORMATION

The Trust was organized in December 1992 as a business trust under the laws of Delaware. Information regarding each Fund of the Trust is included in this Statement of Additional Information. The Money Market Fund is a newly organized series of the Trust. All of the Funds except the Money Market Fund consist of four classes of shares, Class A, B, C and Q. The Money Market Fund consists of Class A, Class B and C Shares.

Prior to a reorganization of the Trust which became effective on July 24, 1998 (the "Reorganization"), the Trust offered shares in a number of separate diversified portfolios each of which invested all of its assets in a corresponding master fund of Nicholas-Applegate Investment Trust (the "Master Trust"). The Reorganization eliminated this two-tiered "master-feeder" structure.

On March 15, 1999, the name of the Trust was changed from "Nicholas-Applegate Mutual Funds," and the name of each Fund (except the Money Market Fund, which is a new fund) was changed as follows:

OLD NAME                                                          NEW NAME
--------                                                          --------
Nicholas-Applegate International Core Growth Fund                 Pilgrim International Core Growth Fund
Nicholas-Applegate Worldwide Growth Fund                          Pilgrim Worldwide Growth Fund
Nicholas-Applegate International Small Cap Growth Fund            Pilgrim International Small Cap Growth Fund
Nicholas-Applegate Emerging Countries Fund                        Pilgrim Emerging Countries Fund
Nicholas-Applegate Large Cap Growth Fund                          Pilgrim Large Cap Growth Fund
Nicholas-Applegate Mid Cap Growth Fund                            Pilgrim Mid Cap Growth Fund
Nicholas-Applegate Small Cap Growth Fund                          Pilgrim Small Cap Growth Fund
Nicholas-Applegate Convertible Fund                               Pilgrim Convertible Fund
Nicholas-Applegate Balanced Growth Fund                           Pilgrim Balanced Fund
Nicholas-Applegate High Yield Bond Fund                           Pilgrim High Yield Fund II
Nicholas-Applegate High Quality Bond Fund                         Pilgrim High Quality Bond Fund

On May 24, 1999, the names of the following Funds were changed as follows:

OLD NAME                                                          NEW NAME
--------                                                          --------
Pilgrim International Small Cap Growth Fund                       Pilgrim International SmallCap Growth Fund
Pilgrim Large Cap Growth Fund                                     Pilgrim LargeCap Growth Fund
Pilgrim Mid Cap Growth Fund                                       Pilgrim MidCap Growth Fund
Pilgrim Small Cap Growth Fund                                     Pilgrim SmallCap Growth Fund
Pilgrim High Quality Bond Fund                                    Pilgrim Strategic Income Fund

                             MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES. The Trust is managed by its Board of Trustees. The Trustees and Officers of the Trust are listed below. An asterisk (*) has been placed next to the name of each Trustee who is an "interested person," as that term is defined in the 1940 Act, by virtue of that person's affiliation with the Trust or Pilgrim Investments, Inc., the Trust's investment manager ("Pilgrim Investments" or the "Investment Manager"). Unless otherwise noted, the mailing address of the Trustees and officers is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.


     Mary A. Baldwin, Ph.D (Age 59) Director. Realtor, Coldwell Banker Success Realty (formerly, The Prudential Arizona Realty) for more than the last five years. Ms. Baldwin is also Vice President, United States Olympic Committee (November 1996 - Present), and formerly Treasurer, United States Olympic Committee (November 1992 - November 1996). Ms. Baldwin is also a director and/or trustee of each of the funds managed by the Investment Manager.

     Al Burton (Age 71) Director. President of Al Burton Productions for more than the last five years; formerly Vice President, First Run Syndication, Castle Rock Entertainment (July 1992 - November 1994). Mr. Burton is also a director and/or trustee of each of the funds managed by the Investment Manager.

     Paul S. Doherty (Age 65) Director. President, of Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Mr Doherty is a Director of Tambrands, Inc. Mr. Doherty is also a director and/or trustee of each of the funds managed by the Investment Manager.

     Robert B. Goode (Age 69) Director. Currently retired. Mr. Goode was formerly Chairman of The First Reinsurance Company of Hartford (1990-1991) and President and Director of American Skandis Life Assurance Company (1987-1989). Mr. Goode is also a director and/or trustee of each of the funds managed by the Investment Manager.

     Alan L. Gosule (Age 58) Director. Partner, Rogers & Wells. Mr. Gosule is a Director of F.L. Putnam Investment Management Co., Inc. Mr. Gosule is also a director and/or trustee of each of the funds managed by the Investment Manager.

     Mark Lipson (Age 59) Director. Chairman and Chief Executive Officer of Northstar Investment Management Corporation, Northstar Holding, Inc. and Northstar Distributors, Inc. Mr. Lipson is Director of Northstar Administrators Corporation, Director and President of Northstar Funding, Inc. and Trustee and President of Northstar affiliated investment companies. Mr. Lipson was formerly the Director, President and Chief Executive Officer of National Securities & Research Corporation and Director/Trustee and President of the National Affiliated Investment Companies and certain of National's subsidiaries (prior to August 1993).

     Walter H. May (Age 62) Director. Retires. Mr. May was formerly a Senior Executive for Piper Jaffray, Inc. Mr. May is also a director and/or trustee of each of the funds managed by the Investment Manager.


     Jock Patton (Age 53) Director. Private Investor. Director of Hypercom Corporation (since January 1999); Stuart Entertainment, Inc. (since January
     1999); and JDA Software Group, Inc. (since January 1999). Mr. Patton was formerly Director of Artisoft, Inc. (August 1994 - July 1998); President and Co-owner, StockVal, Inc. (April 1993 - June 1997) and a partner and director of the law firm of Streich, Lang, P.A. (1972 - 1993). Mr. Patton is also a director and/or trustee of each of the funds managed by the Investment Manager.

     David W.C. Putnam (Age 59) Director. President, Clerk and Director of F.L. Putnam Securities Company, Inc., F.L. Putnam Investment Management Company, Inc., Trust Realty Corp. and Bow Ridge Mining Co. Mr. Putnam is Director of Anchor Investment Management Corporation and President and Director/Trustee of Anchor Capital Accumulation Trust, Anchor International Bond Trust, Anchor Gold and Currency Trust, Anchor Resources and Commodities Trust and Anchor Strategic Assets Trust. Mr. Putnam is also a director and/or trustee of each of the funds managed by the Investment Manager..

     John R. Smith (Age 76) Director. President of New England Fiduciary Company (financial planning) (since 1991). Mr. Smith is Chairman of Massachusetts Educational Financing Authority (since 1987), Vice Chairman of Massachusetts Health and Education Authority and formerly Financial Vice President of Boston College (1970-1991). Mr. Smith is also a director and/or trustee of each of the funds managed by the Investment Manager.

     *Robert W. Stallings. (Age 50) Chairman, Chief Executive Officer, and President. Chairman, Chief Executive Officer and President of Pilgrim Group, Inc. ("Pilgrim Group") (since December 1994); Chairman, Pilgrim Investments, Inc. (since December 1994); Director, Pilgrim Securities, Inc. ("Pilgrim Securities") (since December 1994); Chairman, Chief Executive Officer and President of Pilgrim Bank and Thrift Fund, Inc., Pilgrim Government Securities Income Fund, Inc. and Pilgrim Investment Funds, Inc. (since April 1995). Chairman and Chief Executive Officer of Pilgrim Prime Rate Trust (since April 1995). Chairman and Chief Executive Officer of Pilgrim America Capital Corporation (formerly, Express America Holdings Corporation) ("Pilgrim Capital") (since August 1990).

     *John G. Turner (Age 59) Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Co. (since 1993); Chairman of ReliaStar United Services Life Insurance Company and ReliaStar Life Insurance Company of New York (since 1995); Chairman of Northern Life Insurance Company (since 1992). Director of Northstar Investment Management Corporation and affiliates (since October 1993); Chairman and Director/Trustee of the Northstar affiliated investment companies (since October 1993). Mr. Turner was formerly President of ReliaStar Financial Corp. and ReliaStar Life Insurance Co. (1991-1993), Chief Operating Officer of ReliaStar Financial Corp. (1989-1991) and President and Chief Operating Officer of ReliaStar Life Insurance Company (1986 to 1991).

     David W. Wallace (Age 75) Director. Chairman of Putnam Trust Company, Lone Star Industries and FECO Engineered Systems, Inc. Mr. Wallace is President and Director/ Trustee of the Robert R. Young Foundation, Governor of the New York Hospital and Director of UMC Electronics and Zurn Industries, Inc. Mr. Wallace was formerly Chairman and Chief Executive Officer of Todd Shipyards and Bangor Punta Corporation and National Securities & Research Corporation. Mr. Wallace is also a director and/or trustee of each of the funds managed by the Investment Manager.

Each Fund pays each Director who is not an interested person a pro rata share, as described below, of (i) an annual retainer of $25,000; (ii) $2,5000 per quarterly and special Board meeting; (iii) $500 per committee meeting; (iv) $500 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Fund is based on the Funds' average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Directors serve in common as directors/trustees.

COMPENSATION OF TRUSTEES. The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by the Fund's investment adviser for the fiscal year ended March 31, 1999. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Funds. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Trustee," the number in parentheses indicates the total number of boards in the fund complex on which the Trustee served during that fiscal year.

                               COMPENSATION TABLE

                                                                              TOTAL COMPENSATION
                      AGGREGATE     PENSION OR RETIREMENT   ESTIMATED ANNUAL   FROM REGISTRANT
                     COMPENSATION    BENEFITS ACCRUED AS     BENEFITS UPON     AND FUND COMPLEX
     NAME             FROM TRUST    PART OF TRUST EXPENSES     RETIREMENT      PAID TO TRUSTEE**
     ----             ----------    ----------------------     ----------      -----------------
Fred C. Applegate*     $22,000              None                   N/A            $22,000 (1)
Arthur B. Laffer*      $18,000              None                   N/A            $18,000 (1)
Charles E. Young*      $23,000              None                   N/A            $23,000 (1)
Dann V. Angeloff*      $25,000              None                   N/A            $25,000 (1)
Walter E. Auch         $19,000              None                   N/A            $19,000 (1)
Theodore J. Cobern*    $24,000              None                   N/A            $24,000 (1)
Darlene Deremer*       $21,000              None                   N/A            $21,000 (1)
George F. Keane*       $23,000              None                   N/A            $23,000 (1)

----------
*    Resigned as Trustee effective May 21, 1999.

** Prior to May 24, 1999, the Trust was part of a different Fund complex. Effective May 24, 1999, when Pilgrim Investments, Inc. became the investment adviser to the Funds, the Trust joined the Pilgrim family of funds. Each of the current Trustees, which are listed above under "Board of Trustees" (except for Mr. Auch), also serve on the Board of Directors/Trustees of Pilgrim Advisory Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Government Securities Income Fund, Inc., Pilgrim Investment Funds, Inc., Pilgrim Prime Rate Trust and Pilgrim Senior Floating Rate Trust. Mr. Auch is a Director/Trustee of Pilgrim Bank and Thrift Fund, Inc., Pilgrim Mutual Funds, Pilgrim Prime Rate Trust and Pilgrim Senior Floating Rate Trust. Mr. Auch is Advisory Officer, not a Director, of Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc. and Pilgrim Government Securities Fund, Inc. However, he is compensated by those Companies for his services as Advisory Officer at the same rate at which Directors of those Companies are compensated.


The Trust has recently changed its fiscal year end to June 30. The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by the Trust's investment adviser for the fiscal period from April 1, 1999 through June 30, 1999. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Funds. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Trustee," the number in parentheses indicates the total number of boards in the fund complex on which the Trustee served during that fiscal year.

                               COMPENSATION TABLE

                                                                                         TOTAL COMPENSATION
                                AGGREGATE        PENSION OR RETIREMENT  ESTIMATED ANNUAL   FROM REGISTRANT
                            COMPENSATION FROM     BENEFITS ACCRUED AS     BENEFITS UPON   AND FUND COMPLEX
NAME OF PERSON, POSITION   PILGRIM MUTUAL FUNDS  PART OF FUND EXPENSES     RETIREMENT     PAID TO DIRECTORS
------------------------   --------------------  ---------------------     ----------     -----------------
Walter E. Auch*
  Director/Advisory
Officer...................      $1,476                     N/A                   N/A          $ 3,000
                                                                                             (3 boards)
Mary A. Baldwin(1)(2)
  Director................      $1,476                     N/A                   N/A          $34,750
                                                                                             (6 boards)
John P. Burke*
  Director................      $1,476                     N/A                   N/A          $34,750
                                                                                             (6 boards)
Al Burton(1)(2)
  Director................      $1,476                     N/A                   N/A          $34,750
                                                                                             (6 boards)
Jock Patton(1)(2)
  Director ...............      $1,476                     N/A                   N/A          $34,250
                                                                                             (6 boards)
Robert W. Stallings(2)
  Director ...............      $    0                     N/A                   N/A          $     0
                                                                                             (6 boards)

----------
(1)  Member of the Audit Committee.
(2) Each of the current Trustees, which are identified under "Board of Trustees" above, also serves on the Board of Directors/Trustees of Pilgrim Advisory Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Government Securities Income Fund, Inc., Pilgrim Investment Funds, Inc., Pilgrim Prime Rate Trust and Pilgrim Senior Floating Rate Trust. (3) "Interested person," as defined in the Investment Company Act of 1940, of the Company because of the affiliation with the Investment Manager.
*    Resigned as Director effective October 29, 1999.

OFFICERS

The following individuals serve as officers for the Trust:

     James R. Reis, EXECUTIVE VICE PRESIDENT AND ASSISTANT SECRETARY (Age 41) Director, Vice Chairman (since December 1994), Executive Vice President (since April 1995), and Director of Structured Finance (since April 1998), Pilgrim Group, Inc. and Pilgrim Investments; Director (since December 1994) and Vice Chairman (since November 1995) of Pilgrim Securities; Executive Vice President, Assistant Secretary and Chief Credit Officer of Pilgrim Prime Rate Trust; Executive Vice President and Assistant Secretary of each of the other Pilgrim Funds. Chief Financial Officer (since December 1993), Vice Chairman and Assistant Secretary (since April 1993) and former President (May 1991 - December 1993), Pilgrim Capital (formerly Express America Holdings Corporation). Presently serves or has served as an officer or director of other affiliates of Pilgrim Capital.

     Stanley D. Vyner, EXECUTIVE VICE PRESIDENT (Age 49)
     President and Chief Executive Officer (since August 1996), Pilgrim Investments; Executive Vice President of most of the other Pilgrim Funds (since July 1996). Formerly Chief Executive Officer (November 1993 - December 1995) HSBC Asset Management Americas, Inc., and Chief Executive Officer, and Actuary (May 1986 - October 1993) HSBC Life Assurance Co.

     James M. Hennessy, EXECUTIVE VICE PRESIDENT AND SECRETARY (Age 50) Executive Vice President and Secretary (since April 1998), Pilgrim Capital (formerly Express America Holdings Corporation), Pilgrim Group, Pilgrim Securities and Pilgrim Investments; Executive Vice President and Secretary of each of the other Pilgrim Funds. Formerly Senior Vice President, Pilgrim Capital (April 1995 - April 1998); Senior Vice President, Express America Mortgage Corporation (June 1992 - August 1994) and President, Beverly Hills Securities Corp. (January 1990 - June 1992).

     Michael J. Roland, SENIOR VICE PRESIDENT AND PRINCIPAL FINANCIAL OFFICER (Age 41) Senior Vice President and Chief Financial Officer, Pilgrim Group, Pilgrim Investments and Pilgrim Securities (since June 1998); Senior Vice President and Principal Financial Officer of each of the other Pilgrim Funds. He served in same capacity from January, 1995 - April, 1997. Formerly, Chief Financial Officer of Endeaver Group (April, 1997 to June,
     1998).

     Robert S. Naka, VICE PRESIDENT AND ASSISTANT SECRETARY (Age 36) Senior Vice President, Pilgrim Group, Inc. (since August 1999). Vice President, Pilgrim Investments (since April 1997) Vice President and Assistant Secretary of each of the other Pilgrim Funds. Formerly Vice President of Pilgrim Group, Inc. (February 1997 - August 1999); Assistant Vice President, Pilgrim Group, Inc. (August 1995 - February 1997); Operations Manager, Pilgrim Group, Inc. (April 1992 - April 1995).

     Robyn L. Ichilov, VICE PRESIDENT AND TREASURER (Age 31)
     Vice President, Pilgrim Investments (since August 1997), Accounting Manager (since November 1995). Vice President and Treasurer of most of the other Pilgrim Funds. Formerly Assistant Vice President and Accounting Supervisor for PaineWebber (June 1993 - April 1995).

     Kevin G. Mathews, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER (Age
     40) Senior Vice President, Pilgrim Investments (since July 1998). Formerly Vice President, Pilgrim Investments (August 1995 - July 1998); Vice President, Van Kampen America Capital (May 1987 -April 1995).

     G. David Underwood, VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER. (Age 50) Vice President, Pilgrim Investments (since December 1996). Formerly Director of Funds Management, First Interstate Capital Management (January 1995 - November 1996); Vice President, Director of Research and Manager of Investment Products, Integra Trust Company (1993 - January 1995).

     Robert K. Kinsey, VICE PRESIDENT AND PORTFOLIO MANAGER. (Age 41)
     Vice President, Pilgrim Investments (since March 1999). Formerly Vice President and Fixed Income Portfolio Manager, Federated Investors (January 1995 - March 1999); Principal and Portfolio Manager, Harris Investment Management (July 1992 - January 1995).


PRINCIPAL SHAREHOLDERS. As of October 25, 1999, the Trustees and Officers of the Trust as a group owned less than 1% of any class of the Fund's outstanding shares. As of October 25, 1999, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Funds, except as follows:

LargeCap Growth Fund: Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of its Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, Florida 32246-6484 ("MLFP&S") (29.89%); Class B - MLFP&S (44.03%); Class C - MLFP&S (56.04%); Class Q - Charles Schwab & Co., Inc., 101 Montgomery Street, 11th Floor, San Francisco, California 94104-41122 ("Charles Schwab") (81.07%).

MidCap Growth Fund: Class A - MLFP&S (53.93%); Class B - MLFP&S (30.40%); Class C - MLFP&S (75.59%); Class Q -Charles Schwab (12.44%), Donald A. Pels, 375 Park Avenue, Suite 3305, New York, New York 10152-3399 (40.97%).

SmallCap Growth Fund: Class A - MLFP&S (62.32%); Class B - MLFP&S (48.84%); Class C - MLFP&S (78.25%); Class Q -Charles Schwab (20.47%), Suntrust Bank Central Florida FBO Akerman Senterfitt & Edison, P.A. Cash or Deferred PS PL & Trust, c/o Fascorp Recordkeeper, 8515 E. Orchard Road, Englewood, California 80111-5002 (20.19%), Suntrust Bank Central Florida FBO Hubbard Construction Company PSP and 401K Plan, c/o Fascorp Recordkeeper, 8515 E. Orchard Road, Englewood, California 80111-5002 (16.59%), Susan S. Rand, P.O. Box 452, Salisbury, Connecticut 06068-0452 (12.06%).

International Core Growth Fund: Class A - MLFP&S (9.23%), Trust Company of America, 7103 S. Revere Parkway, Englewood, CO 80112-3936 (5.37%), PaineWebber for the Benefit of Thomas R. Sloan, 705 Sunset Drive, Greensboro, NC 27408-6414 (8.63%); Class B - MLFP&S (7.20%); Class C - MLFP&S (32.34%), PaineWebber for the Benefit of Arnold I. Richman, 218 North Charles Street, Suite 500, Baltimore, Maryland 21201-4019 (8.09%); Class Q - Charles Schwab (63.93%).

Worldwide Growth Fund: Class A - MLFP&S (40.82%); Class B - MLFP&S (33.56%); Class C - MLFP&S (72.95%); Class Q -Charles Schwab (15.36%).

International SmallCap Growth Fund: Class A - MLFP&S (23.65%); Class B - MLFP&S (22.02%); Class C - MLFP&S (39.61%); Class Q - Charles Schwab(69.45%), Capinco, c/o Firstar Bank East, P.O. Box 1787, Milwaukee, Wisconsin 53201-1787 (5.47%).

Emerging Countries Fund: Class A - MLFP&S (9.41%); Class B - MLFP&S (22.34%); Class C - MLFP&S (38.73%); Class Q - Charles Schwab (39.54%).

Strategic Income Fund: Class A - MLFP&S (28.92%), CNA Trust Corp. Trustee FBO Dalby Wendland & Co., P.C., P.O. Box 5024, Costa Mesa, California 92628-5024 (7.09%), Eastern Bank & Trust FBO Munksjo Paper 401K, 217 Essex Street, Salem, Massachusetts 01970-3792 (13.72%); Class B - MLFP&S (31.53%); Class C - MLFP&S (57.77%), Wachovia Securities, Inc., 301 N. Main St., Winston-Salem, NC 27150 (5.15%); Class Q - Charles Schwab (99.98%).

Convertible Fund: Class A - MLFP&S (32.07%),; Class B - MLFP&S (23.25%); Class C
- MLFP&S (65.61%); Class Q - Charles Schwab (36.55%), Trust Company of America FBO TCA, 7103 S. Revere Pkwy, Englewood, CO 80112-3936 (6.83%), Dalton L. Knauss Trustee, Elaine V. Knauss Revocable Trust, P.O. Box 1108, Carefree, Arizona 85377-1108 (12.07%), Dalton L. Knauss Trustee, Dalton L. Knauss Revocable Trust, P.O. Box 1108, Carefree, Arizona 85377-1108 (12.10%).

Balanced Fund: Class A - MLFP&S (38.05%); Class B - MLFP&S (18.73%); Class C - MLFP&S (75.62%); Class Q - Charles Schwab (97.00%).

High Yield Fund II: Class A - Wachovia Securities, P.O. Box 1220, Charlotte, North Carolina 28201-1220 (7.51%), Merrill Lynch Pierce Fenner & Smith, Mutual Fund Operations, Attn: Bank Reconciliations, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484 ("MLFP&S II") (6.78%); Class B - MLFP&S II (29.44%); Class C - MLFP&S II (27.50%), New Life Corp of America FBO Novell L. Olive President, PO Box 906, Hendersonville, TN 37077-0906 (12.44%); Class Q - Charles Schwab (96.29%).

Money Market Fund: Class B - J.J.B. Hilliard W.L. Lyons, Inc., Custodian for John Minta IRA-Rollover, 307 Keswick Drive, Clarksville, IN 47129-1933 (6.40%); Class C - US Clearing Corp FBO, 26 Broadway, New York, NY 10004-1703 (15.87%), Salomon Smith Barney, Inc., 333 West 34th St, 3rd Floor, New York, NY 10001-2483 (20.38%), Prudential Securities, Inc. FBO Leanne Widlacki & Felix Widlacki, 15178 Grand View Dr., Orland Park, IL 60467-7368 (12.34%), Connie L. Boeka, 6706 Howard St., Omaha, NE 68106-1133 (7.96%).


INVESTMENT MANAGER. The Investment Manager serves as investment manager to the Funds and has overall responsibility for the management of the Funds. The Investment Manager serves pursuant to an Investment Management Agreement between the Investment Manager and the Trust. The Investment Management Agreement requires the Investment Manager to oversee the provision of all investment advisory and portfolio management services for the Funds.

The Investment Manager, which was organized in December 1994, is registered as an investment adviser with the SEC and serves as investment adviser to registered investment companies (or series thereof) as well as privately managed accounts. As of June 30, 1999, the Investment Manager had assets under management of approximately $7.5 billion. The Investment Manager is a wholly-owned subsidiary of ReliaStar Financial Corporation (NYSE:RLR). Through its subsidiaries, ReliaStar Financial Corporation offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products and personal finance education.

The Investment Management Agreement provides that the Investment Manager, with the approval of the Trust's Board of Trustees, may select and employ investment advisers to serve as a portfolio manager for any Fund ("Portfolio Manager"), and shall monitor the Portfolio Manager's investment programs and results, and coordinate the investment activities of the Portfolio Manager to ensure compliance with regulatory restrictions.

The Investment Manager employs a Portfolio Manager to provide investment advisory services to certain Funds. More information regarding the Portfolio Manager is provided below.

The Investment Manager pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Portfolio Managers, executive salaries and expenses of the Trustees and Officers of the Trust who are employees of the Investment Manager or its affiliates and office rent of the Trust. The Portfolio Manager pays all of its expenses arising from the performance of its obligations under the Portfolio Management Agreement. Subject to the expense reimbursement provisions described in this Statement of Additional Information, other expenses incurred in the operation of the Trust are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; salaries of personnel involved in placing orders for the execution of the Fund's portfolio transactions; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Investment Manager or any Portfolio Manager, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses. Expenses directly attributable to a Fund are charged to that Fund and other expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

The Investment Management Agreement will continue in effect for two years from the date it became effective, and from year to year thereafter so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Manager. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

The Investment Manager bears the expense of providing its services, and pays the fees of the Portfolio Manager. For its services, each Fund pays the Investment Manager a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

SERIES                          ANNUAL INVESTMENT MANAGEMENT FEE*
------                          ---------------------------------
SmallCap Growth Fund            1.00% of the Fund's average net assets

MidCap Growth Fund              0.75% of the first $500 million of the Fund's
                                average net assets, 0.675% of the next $500 million of average net assets, and 0.65% of the average net assets in excess of $1 billion

LargeCap Growth Fund            0.75% of the first $500 million of the Fund's
                                average net assets, 0.675% of the next $500 million of average net assets, and 0.65% of the average net assets in excess of $1 billion

High Yield Fund II              0.60% of the Fund's average net assets

Convertible Fund                0.75% of the first $500 million of the Fund's
                                average net assets, 0.675% of the next $500 million of average net assets, and 0.65% of the average net assets in excess of $1 billion

Strategic Income Fund           0.75% of the first $500 million of the Fund's
                                average net assets, 0.675% of the next $500 million of average net assets, and 0.65% of the average net assets in excess of $1 billion

Balanced Fund                   0.45% of the first $500 million of the Fund's
                                average net assets, 0.40% of the next $250 million of average net assets, and 0.35% of the average net assets in excess of $750 million

Emerging Countries Fund         1.25% of the Fund's average net assets

SERIES                          ANNUAL INVESTMENT MANAGEMENT FEE*
------                          ---------------------------------
Worldwide Growth Fund           1.00% of the first $500 million of the Fund's
                                average net assets, 0.90% of the next $500 million of average net assets, and 0.85% of the average net assets in excess of $1 billion

International SmallCap          1.00% of the first $500 million of the Fund's
Growth Fund                     average net assets, 0.90% of the next $500
                                million of average net assets, and 0.85% of the average net assets in excess of $1 billion

International Core              1.00% of the first $500 million of the Fund's
Growth Fund                     average net assets, 0.90% of the next $500
                                million of average net assets, and 0.85% of the average net assets in excess of $1 billion

Money Market Fund*              0.50% of average net assets if Fund has not
                                invested substantially all of its assets in
                                another investment company, 0.00% if
                                substantially all of its assets are invested
                                in another investment company
----------
* The Money Market Fund will also pay advisory fees to the Reserve Management Company, Inc., the investment adviser of the Primary Institutional Fund, a series of the Reserve Institutional Trust, the investment company in which the Money Market Fund invests substantially all of its assets.

Prior to the Reorganization, the Trust had not engaged the services of an investment adviser for the Trust's A, B, C and Institutional Portfolios because these portfolios invested all their assets in master funds of the Master Trust. Consequently, the amounts of the advisory fees reported below were for services provided to the master funds of the Master Trust. The amounts of the advisory fees paid by each Fund for the fiscal years ended March 31, 1999, 1998 and 1997 and fiscal period ended June 30, 1999 were:

                                             JUNE 30,                     MARCH 31,
                                     -----------------------     -------------------------
FUND                                   1999           1999           1998           1997
----                                   ----           ----           ----           ----
International Core Growth Fund       $253,063     $1,061,288     $  308,562     $    5,726
Worldwide Growth Fund                 589,768      1,472,492      1,251,181      1,028,250
International SmallCap Growth Fund    327,972      1,149,529        658,893        477,212
Emerging Countries Fund               716,000      3,476,180      2,790,216        915,615
LargeCap Growth Fund                  115,161        178,627         32,530          2,359
MidCap Growth Fund                    549,879      3,049,230      3,422,148      3,594,196
SmallCap Growth Fund                  811,208      5,334,833      6,613,874      5,836,182
Convertible Fund                      438,229      1,997,038      1,427,198        902,615
Balanced Fund                          66,601        261,803        220,025        109,321
Strategic Income Fund(1)               23,699        124,514         94,359         43,319
High Yield Fund II                    132,246        466,926         36,505         17,627
Money Market Fund                         N/A            N/A            N/A            N/A

----------
1 Includes the advisory fees, fee reductions and expense reimbursements of the Government Income Fund, the assets and liabilities of which were assigned to and assumed by the Strategic Income Fund pursuant to the Reorganization.

The Investment Manager has entered into an expense limitation agreement with the Trust, pursuant to which the Investment Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual ordinary operating expenses of certain of the Funds (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Trust's trustees who are not "interested persons," as defined in the 1940 Act, of the Investment Manager) do not exceed the following for each Class:

FUND                                 CLASS A     CLASS B     CLASS C     CLASS Q
----                                 -------     -------     -------     -------
SmallCap Growth Fund                  1.95%       2.60%       2.60%       1.50%
MidCap Growth Fund                    1.60%       2.25%       2.25%       1.25%
LargeCap Growth Fund                  1.60%       2.25%       2.25%       1.25%
Convertible Fund                      1.60%       2.25%       2.25%       1.25%
Balanced Fund                         1.60%       2.25%       2.25%       1.25%
Strategic Income Fund                 0.95%       1.35%       1.35%       0.85%
High Yield Fund II                    1.10%       1.75%       1.75%       1.00%
Emerging Countries Fund               2.25%       2.90%       2.90%       1.90%
Worldwide Growth Fund                 1.85%       2.50%       2.50%       1.60%
International SmallCap Growth Fund    1.95%       2.60%       2.60%       1.65%
International Core Growth Fund        1.95%       2.60%       2.60%       1.65%
Money Market Fund*                     N/A        2.25%       2.25%        N/A

----------
* The Money Market Fund has a separate expense limitation agreement with Pilgrim Investments, Inc. under which Pilgrim Investments, Inc. agrees to waive its fees or bear the Money Market Fund's expenses in an amount that would limit operating expenses to a ratio of expenses to average daily net assets of not more than 2.25% per share. To the extent that the Fund invests substantially all of its assets in a separate underlying investment company, the expenses of the Fund shall be deemed to include the Money Market Fund's allocable portion of the expenses of the underlying fund. This expense limitation agreement is in addition to the waiver provided under the Money Market Fund's Service and Distribution Plan, described further below.

Each Fund will at a later date recoup from the Investment Manager management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only recoup fees waived or expenses assumed after the effective date of the expense limitation agreement. Nicholas-Applegate Capital Management will bear 50% of any fees waived and other expenses assumed pursuant to the expense limitation agreement with respect to any Fund for which it serves as sub-adviser, and will receive 50% of any recoupment amount with respect to such Funds.

The expense limitation agreement provides that these expense limitations shall continue until at least June 30, 2001. Thereafter, the agreement will automatically renew for one-year terms unless the Investment Manager, or, in the case of sub-advised funds, the Portfolio Manager, provides written notice of the termination of the agreement to the Trust at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Trust, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

Prior to the expense limitation agreement described above, the Funds (other than the Money Market Fund which is a new fund) had an expense limitation agreement with the predecessor adviser which provided for expense limits at the same levels as the current agreement. For the fiscal years ended March 31, 1999, 1998 and 1997, the voluntary fee reduction resulted in a waiver of the following expenses for each Fund, and for the fiscal period ended June 30, 1999 (or predecessor portfolios thereof):

                                                              MARCH 31,
                                    JUNE 30,    -------------------------------
FUND                                  1999         1999       1998         1997
----                                  ----         ----       ----         ----
SmallCap Growth Fund                $29,487     $518,164   $675,970   $  487,625
MidCap Growth Fund                    1,010      301,613    591,684      652,932
LargeCap Growth Fund                  4,314      154,098    132,912        5,199
Convertible Fund                          0      318,025    339,803      757,713
Balanced Fund                        12,611      132,033    182,871    1,122,862
Strategic Income Fund                31,139      232,922    419,604    1,148,587
High Yield Fund II                   54,363      318,323    111,479       15,731
Emerging Countries Fund              69,001      816,718    628,044      811,357
Worldwide Growth Fund                     0      242,660    381,568      980,833
International SmallCap Growth Fund    3,405      168,199    389,240      851,489
International Core Growth Fund       11,093      253,811    204,723       37,345


PORTFOLIO MANAGER. The Investment Manager has entered into a Portfolio Management Agreement with Nicholas-Applegate Capital Management ("NACM" or the "Portfolio Manager"), 600 West Broadway, 30th Floor, San Diego, California 92101, to provide investment advisory services to the following Funds:
International Core Growth Fund; Worldwide Growth Fund; International SmallCap Growth Fund; Emerging Countries Fund; LargeCap Growth Fund; MidCap Growth Fund; SmallCap Growth Fund; and Convertible Fund. NACM, a California limited partnership, was organized in 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible into or exercisable for publicly traded equity securities, with the goal of capital appreciation. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership the general partner of which is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation owned by Arthur Nicholas.

NACM has discretion to purchase and sell securities for the Funds that it manages in accordance with each Fund's investment objective, policies and restrictions. Although NACM is subject to general supervision by the Investment Manager, the Investment Manager does not evaluate the investment merits of specific securities transactions.

As compensation for its services to the Funds, the Investment Manager pays NACM a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:

SERIES                         ANNUAL PORTFOLIO MANAGEMENT FEE
------                         -------------------------------
SmallCap Growth Fund           0.50% of the Fund's average net assets

MidCap Growth Fund             0.375% of the first $500 million of the Fund's
                               average net assets, 0.3375% of the next $500 million of average net assets, and 0.325% of the average net assets in excess of $1 billion

LargeCap Growth Fund           0.375% of the first $500 million of the Fund's
                               average net assets, 0.3375% of the next $500 million of average net assets, and 0.325% of the average net assets in excess of $1 billion

Convertible Fund               0.375% of the first $500 million of the Fund's
                               average net assets, 0.3375% of the next $500 million of average net assets, and 0.325% of the average net assets in excess of $1 billion

Emerging Countries Fund        0.625% of the Fund's average net assets

Worldwide Growth Fund          0.50% of the first $500 million of the Fund's
                               average net assets, 0.45% of the next $500 million of average net assets, and 0.425% of the average net assets in excess of $1 billion

SERIES                         ANNUAL PORTFOLIO MANAGEMENT FEE
------                         -------------------------------
International SmallCap         0.50% of the first $500 million of the Fund's
Growth Fund                    average net assets, 0.45% of the next $500
                               million of average net assets, and 0.425% of the average net assets in excess of $1 billion

International Core             0.50% of the first $500 million of the Fund's
Growth Fund                    average net assets, 0.45% of the next $500
                               million of average net assets, and 0.425% of the average net assets in excess of $1 billion

The Portfolio Management Agreement will remain in effect for two years after it becomes effective, and thereafter will automatically continue for successive annual periods as long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of a Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager or the Portfolio Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

The Portfolio Management Agreement is terminable without penalty with not less than 60 days notice by the Board of Trustees or by a vote of the holders of a majority of the relevant Fund's outstanding shares voting as a single class, or upon not less than 60 days notice by the Investment Manager. The Portfolio Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

INVESTMENT ADVISER OF PRIMARY INSTITUTIONAL FUND. The Money Market Fund invests substantially all of its assets in the Class A shares of the Primary Institutional Fund. The Primary Institutional Fund is managed by Reserve Management Company, Inc. ("RMCI"). RMCI currently manages assets in excess of $5 billion and has over 27 years of investment experience. The Investment Management Agreement for Primary Institutional Fund provides that RMCI shall not be liable for any act or omission in connection with the matters to which the Agreement relates, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of RMCI or from reckless disregard by it of its duties and obligations thereunder. RMCI may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Under the terms of the Investment Management Agreement for the Primary Institutional Fund, the Primary Institutional Fund pays RMCI a comprehensive management fee calculated on an annual basis at 0.25% of its average daily net assets. RMCI provides continuous investment advisory and management services to the Primary Institutional Fund and pays all employee and ordinary operating costs of the Primary Institutional Fund. Excluded from the definition of ordinary operating costs are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested trustees.

ADMINISTRATION. Prior to May 24, 1999, the Trust had an Administration Agreement with Investment Company Administration ("ICA"), 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018. Pursuant to an Administration Agreement with the Trust, ICA was responsible for performing all administrative services required for the daily business operations of the Trust, subject to the supervision of the Board of Trustees of the Trust. For the fiscal years ended March 31, 1999 and 1998, ICA received aggregate compensation of $1,059,155 and $848,799, respectively, for all of the series of the Trust.

Also, prior to May 24, 1999, the Trust had an Administrative Services Agreement with NACM under which NACM was responsible for providing all administrative services which are not provided by ICA or by the Trust's Distributor, transfer agents, accounting agents, independent accountants and legal counsel. For the fiscal years ended March 31, 1999 and 1998, NACM received aggregate compensation of $1,603,130 and $1,972,037, respectively, for all of the series of the Trust pursuant to the Administrative Services Agreement.

DISTRIBUTOR. Shares of each Fund are distributed by Pilgrim Securities, Inc. ("Pilgrim Securities" or the "Distributor") pursuant to a Distribution Agreement between the Trust and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the Securities Act of 1933, as amended. Each Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Funds and have no effect on the net asset value of the Funds. The Distributor, like the Investment Manager, is a wholly-owned subsidiary of Pilgrim Group, Inc., which is a wholly-owned subsidiary of Pilgrim Capital Corporation.


Prior to May 24, 1999, the distributor of the Funds was Nicholas-Applegate Securities ("NAS"). The aggregate commissions received by NAS in connection with sales of shares in the Funds (other than the Money Market Fund which is a new fund) for the fiscal years ended March 31, 1999, 1998 and 1997 were $1,291,255, $909,296 and $500,337, respectively. For the fiscal period ended June 30, 1999, the aggregate commissions received by Pilgrim Securities, Inc. in connection with sales of shares in the Funds were approximately $73,084.


RULE 12b-1 PLANS. The Trust has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to each class of shares offered by each Fund ("Rule 12b-1 Plans"). The Funds intend to operate the Rule 12b-1 Plans in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C and Class Q shares in amounts not to exceed the following: with respect to Class A shares at an annual rate of up to 0.35% of the average daily net assets of the Class A shares of a Fund; with respect to Class B shares at an annual rate of up to 1.00% (0.75% for Strategic Income Fund) of the average daily net assets of the Class B shares of a Fund; with respect to Class C shares at an annual rate of up to 1.00% (0.75% for Strategic Income Fund) of the average daily net assets of the Class C shares of a Fund; and with respect to Class Q shares at an annual rate of up to 0.25% of the average daily net assets of the Class Q shares of a Fund. The Board of Trustees has approved under the Rule 12b-1 Plans payments of the following amounts to the Distributor each month in connection with the offering, sale, and shareholder servicing of each Class of shares as follows: (i) with respect to Class A shares at an annual rate equal to 0.25% of the average daily net assets of the Class A shares of a Fund; (ii) with respect to Class B shares at an annual rate equal to 1.00% of the average daily net assets of the class B shares of a Fund (0.75% for Strategic Income Fund); (iii) with respect to Class C shares at an annual rate of up to 1.00% of the average daily net assets of the Class shares of a Fund (0.75% for Strategic Income Fund); and (iv) with respect to Class Q shares at an annual rate equal to 0.25% of the average daily net assets of the Class Q shares of a Fund.

As applies to the Money Market Fund, under its 12b-1 Plan the Distributor may be entitled to payment for distribution of Class B and C shares of up to 1.00% provided, however, that the distribution fee is reduced by that amount, if any, paid to the Distributor or any affiliate of Distributor from the investment adviser or distributor of any investment company in which the Pilgrim Money Market Fund invests substantially all of its assets. Currently, neither the Distributor nor its affiliates receive any such amounts.

These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, Class C and Class Q shares of the Funds, including payments to dealers for selling shares of the Funds and for servicing shareholders of these classes of the Funds. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of a Fund's average net assets (0.50% for Strategic Income Fund) may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers.

Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at the annual rate of 0.25%, 0.25%, 1.00% (0.75% for Strategic Income Fund), and 0.25% of a Fund's average daily net assets of Class A, Class B, Class C, and Class Q shares, respectively, that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A, B or C shares and in the 1st month following a purchase of Class Q shares.

The Distributor will receive payment under a Rule 12b-1 Plan without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

In addition to providing for the expenses discussed above, the Rule 12b-1 Plans also recognize that the Investment Manager and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Funds' shares and other funds managed by the Investment Manager. In some instances, additional compensation or promotional incentives may be offered to dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families, or other invited guests, to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the Funds or other funds managed by the Investment Manager and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Funds' shares sold by the dealer during a particular period, and (2) 0.10% of the value of the Funds' shares held by the dealer's customers for more than one year, calculated on an annual basis.

The Rule 12b-1 Plans have been approved by the Board of Trustees of each Fund, including all of the Trustees who are not interested persons of the Trust as defined in the 1940 Act, and by each Fund's shareholders. Each Rule 12b-1 Plan must be renewed annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be committed to the Trustees who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated as to a Fund at any time, without any penalty, by such Trustees or by a vote of a majority of the Fund's outstanding shares on 60 days written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

In approving each Rule 12b-1 Plan, the Board of Trustees has determined that differing distribution arrangements in connection with the sale of new shares of a Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board of Trustees, including those Trustees who are not interested persons of the Trust, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Rule 12b-1 Plans as tailored to each class of each Fund, will benefit such Funds and their respective shareholders.

Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to a Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Trustees who are not interested persons of the Trust, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board of Trustees at least quarterly on the monies reimbursed to it under each Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably be requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of each Fund's Class A, B, C and Q shares for the fiscal period ended June 30, 1999 were as follows:


DISTRIBUTION EXPENSES                     CLASS A   CLASS B   CLASS C    CLASS Q
---------------------                     -------   -------   -------    -------
INTERNATIONAL CORE GROWTH FUND
Advertising                               $    31    $   23     $   21    $   19
Printing                                      595       437        391       364
Salaries & Commissions                      8,279     6,084      5,450     5,065
Broker Servicing                            1,640      1205       1080      1003
Miscellaneous                                 852       626        561       521
Total                                      11,397     8,375      7,503     6,972
WORLDWIDE GROWTH FUND
Advertising                               $    77   $    31   $    282    $   16
Printing                                    1,477       588      5,354       281
Salaries & Commissions                     28,724    11,441    104,098     5,473
Broker Servicing                            4,075     1,623     14,767       776
Miscellaneous                               2,117       843      7,671       403
Total                                      36,470    14,526    132,172     6,949
INT'L SMALLCAP GROWTH FUND
Advertising                               $    69   $    40    $    47   $    87
Printing                                    1,319       755        886     1,666
Salaries & Commissions                     14,673     8,409      9,859    18,531
Broker Servicing                            3,639     2,086      2,445     4,596
Miscellaneous                               1,891     1,084      1,270     2,388
Total                                      21,591    12,374     14,507    27,268

EMERGING COUNTRIES FUND
Advertising                              $     98   $    47   $     72   $   129
Printing                                    1,852       892      1,372     2,459
Salaries & Commissions                     24,679    11,882     18,276    32,756
Broker Servicing                            5,110     2,460      3,784     6,782
Miscellaneous                               2,655     1,278      1,966     3,524
Total                                      34,394    16,559     25,470    45,650
LARGECAP GROWTH FUND
Advertising                              $    112   $   175   $     75   $    29
Printing                                    2,130     3,317      1,404       547
Salaries & Commissions                     14,165    22,059      4,340     3,637
Broker Servicing                            5,874     9,148      3,873     1,508
Miscellaneous                               3,052     4,752      2,012       784
Total                                      25,333    39,451     16,704     6,505
MIDCAP GROWTH FUND
Advertising                              $     31   $    22   $    176   $     8
Printing                                      610       421      3,343       146
Salaries & Commissions                     28,002    19,331    153,574     6,719
Broker Servicing                            1,682     1,161      9,223       403
Miscellaneous                                 874       603      4,792       210
Total                                      31,199    21,538    171,108     7,486
SMALLCAP GROWTH FUND
Advertising                              $     55  $     27   $    205   $     5
Printing                                    1,045       503      3,891       100
Salaries & Commissions                     42,184    20,319    157,025     4,024
Broker Servicing                            2,883     1,389     10,731       275
Miscellaneous                               1,498       721      5,575       143
Total                                      47,665    22,959    177,427     4,547
CONVERTIBLE FUND
Advertising                              $     61  $     54   $    186   $    11
Printing                                    1,145     1,042      3,536       209
Salaries & Commissions                     29,922    27,223     92,398     5,465
Broker Servicing                            3,158     2,874      9,753       577
Miscellaneous                               1,641     1,493      5,067       300
Total                                      35,927    32,686    110,940     6,562
BALANCED FUND
Advertising                              $     17  $     11   $     65   $    --
Printing                                      314       214      1,253         6
Salaries & Commissions                      5,824     3,973     23,259       114
Broker Servicing                              865       590      3,456        17
Miscellaneous                                 449       307      1,795         9
Total                                       7,469     5,095     29,828       146
HIGH YIELD FUND II
Advertising                              $     21  $     53   $     13   $     6
Printing                                      409      1005        252       122
Salaries & Commissions                      7,040    17,312      4,336     2,100
Broker Servicing                            1,127     2,771        694       336
Miscellaneous                                 585     1,440        361       175
Total                                       9,182    22,581      5,656     2,739
STRATEGIC INCOME FUND
Advertising                              $     16  $     30   $     47   $     1
Printing                                      296       578        894        20
Salaries & Commissions                      2,673     5,205      8,044       177
Broker Servicing                              818     1,593      2,462        54
Miscellaneous                                 425       828      1,279        28
Total                                       4,228     8,234     12,726       280
MONEY MARKET FUND
Advertising                                   N/A       N/A        N/A       N/A
Printing                                      N/A       N/A        N/A       N/A
Salaries & Commissions                        N/A       N/A        N/A       N/A
Broker Servicing                              N/A       N/A        N/A       N/A
Miscellaneous                                 N/A       N/A        N/A       N/A
Total                                         N/A       N/A        N/A       N/A

Prior to May 24, 1999, the Trust had a Distribution Plan with respect to each Class of each Fund (other than the Money Market Fund) and a separate Shareholder Service Plan with respect to each Class of each Fund (other than the Money Market Fund). Under the Distribution Plan, NAS (the Distributor's predecessor) was entitled to payment each month in the following amounts: with respect to Class A shares at an annual rate of up to 0.10% of the average daily net assets of the Class A shares of a Fund; with respect to Class B shares at an annual rate of up to 0.75% of the average daily net assets of the Class B shares of a Fund; and with respect to Class C shares at an annual rate of up to 0.75% of the average daily net assets of the Class C shares of a Fund. The Distribution Plan did not apply to Class Q shares. Under the Distribution Plan, NAS was paid without regard to actual distribution expenses it incurred. The aggregate amounts earned by NAS pursuant to that Distribution Plan for the fiscal year ended June 30, 1999, were as follows:


FUND NAME                                                    12b-1 PAYMENTS
---------                                                    --------------
International Core Growth Fund                                 $  174,064
Worldwide Growth Fund                                             822,399
International SmallCap Growth Fund                                208,084
Emerging Countries Fund                                           549,129
LargeCap Growth Fund                                              102,429
MidCap Growth Fund                                              1,526,263
SmallCap Growth Fund                                            1,874,462
Convertible Fund                                                1,108,863
Balanced Fund                                                     210,891
Strategic Income Fund                                              52,773
High Yield Fund II                                                411,227


Under the Shareholder Service Plan, NAS was entitled to payment each month in the following amounts: with respect to Class A shares at an annual rate of up to 0.25% of the average daily net assets of the Class A shares of a Fund; with respect to Class B shares at an annual rate of up to 0.25% of the average daily net assets of the Class B shares of a Fund; with respect to Class C shares at an annual rate of up to 0.25% of the average daily net assets of the Class C shares of a Fund; and with respect to Class Q shares at an annual rate of up to 0.25% of the average daily net assets of the Class Q shares of a Fund. Under the Shareholder Service Plan, NAS was paid only with respect to expenses actually incurred. If expenses incurred by NAS exceeded the amount of the shareholder service fee in a particular month, the excess amount would be carried forward and recovered in a future period if NAS's actual expenses were less than the shareholder service fee. However, effective May 24, 1999, the Funds were no longer responsible for those excess amounts.

Under the Glass-Steagall Act and other applicable laws, certain banking institutions are prohibited from distributing investment company shares. Accordingly, such banks may only provide certain agency or administrative services to their customers for which they may receive a fee from the Distributor under a Rule 12b-1 Plan. If a bank were prohibited from providing such services, shareholders would be permitted to remain as Fund shareholders and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in services provided might occur and such shareholders might no longer be able to avail themselves of any automatic investment or other service then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

SHAREHOLDER SERVICING AGENT. Pilgrim Group, Inc. serves as Shareholder Servicing Agent for the Funds. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. Each Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

OTHER EXPENSES. In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with the Investment Manager. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

The following discussion describes the various investment policies and techniques employed by the Funds, except as otherwise noted. There can be no assurance that any of the Funds will achieve their investment objectives. References to the Money Market Fund include investments by the Primary Institutional Fund in which it invests.

TEMPORARY INVESTMENTS

Each Fund (other than the Money Market Fund whose investments are typically short-term) may, from time to time on a temporary basis, invest all of its assets in short-term instruments to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture. These temporary investments include: notes issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

EQUITY SECURITIES OF GROWTH COMPANIES

Each Fund (other than the Money Market Fund) may invest in equity securities of domestic and foreign companies, the earnings and stock prices of which are expected by the Investment Manager or Portfolio Manager to grow at an above-average rate. Such investments will be diversified over a cross-section of industries and individual companies. For Funds other than the LargeCap Growth Fund, some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

PREFERRED STOCK

Each Fund (other than the Money Market Fund) may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

CONVERTIBLE SECURITIES AND WARRANTS

Each Fund (other than the Money Market Fund) may invest in convertible securities and warrants. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.

As a matter of operating policy, no Fund will invest more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

SYNTHETIC CONVERTIBLE SECURITIES

Each Fund (other than the Money Market Fund) may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

EURODOLLAR CONVERTIBLE SECURITIES

Each Fund (other than the Money Market Fund) may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Funds may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

Each Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investment Considerations."

CORPORATE DEBT SECURITIES

Each Fund (other than the Money Market Fund) may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

RISKS OF INVESTING IN DEBT SECURITIES

There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.

Securities with ratings below "Baa" and/or "BBB" are commonly referred to as "junk bonds." These bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Funds' asset values.

PAYMENT EXPECTATIONS. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

LIQUIDITY AND VALUATION. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Investment Manager's or Portfolio Manager's ability to accurately value high yield bonds and the Funds' assets and hinder the Funds' ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Investment Manager or Portfolio Manager must monitor the issuers of high yield bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests.

SHORT-TERM INVESTMENTS

Each Fund may invest in any of the following securities and instruments:

BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. The Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets, requires that the foreign banks whose obligations it acquires have capital, surplus and undivided profits of $25 billion.

A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

SAVINGS ASSOCIATION OBLIGATIONS. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher (A-1 for the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets) by S&P, "Prime-l" or "Prime-2" by Moody's (Prime-1 for the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Manager or Portfolio Manager to be of comparable quality. These rating symbols are described in Appendix A.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds (other than Money Market Fund) may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

GOVERNMENT OBLIGATIONS

Each Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Each Fund (other than the Money Market Fund) may invest in sovereign debt obligations of foreign countries. A number of factors affect a sovereign debtor's willingness or ability to repay principal and interest in a timely manner, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

MUNICIPAL SECURITIES

Each Fund (other than the Money Market Fund) may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

The Funds may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

MORAL OBLIGATION SECURITIES. Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. The Funds (other than the Money Market Fund) may invest in tax-exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

MUNICIPAL LEASE OBLIGATIONS. The Funds (other than the Money Market Fund) may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Manager or Portfolio Manager to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Manager or Portfolio Manager deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

SHORT-TERM OBLIGATIONS. The Funds (other than the Money Market Fund) may invest in short-term municipal obligations. These securities include the following:

TAX ANTICIPATION NOTES are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

CONSTRUCTION LOAN NOTES are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

ZERO COUPON SECURITIES

The Convertible, Balanced and High Yield II Funds may each invest up to 35% of its net assets in zero coupon securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. Zero coupon securities may be issued by the U.S. Treasury or by a U.S. Government agency, authority or instrumentality (such as the Student Loan Marketing Association or the Resolution Funding Corporation). Zero coupon securities are sold at a substantial discount from face value and redeemed at face value at their maturity date without interim cash payments of interest and principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater volatility as a result of changes in prevailing interest rates than interest paying investments in which the Funds may invest. Because income on such securities is accrued on a current basis, even though the Funds do not receive the income currently in cash, the Funds may have to sell other portfolio investments to obtain cash needed by the Funds to make income distributions.

VARIABLE AND FLOATING RATE INSTRUMENTS

Each Fund (other than the Money Market Fund) may acquire variable and floating rate instruments. Credit rating agencies frequently do not rate such instruments; however, the Investment Manager or Portfolio Manager will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

INDEX AND CURRENCY-LINKED SECURITIES

Each Fund (other than the Money Market Fund) may invest in "index-linked" or "commodity-linked" notes, which are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Manager or Portfolio Manager. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Manager or Portfolio Manager. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.

MORTGAGE-RELATED SECURITIES

Each Fund may invest in mortgage-related securities. Mortgage-related securities are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Funds may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

U.S. MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A domestic or foreign CMO in which the Funds may invest is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest seniority. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired. The Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets will not invest in CMOs.

FOREIGN MORTGAGE-RELATED SECURITIES. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (E.G., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans. The Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets will not invest in foreign mortgage-related securities.

ASSET BACKED SECURITIES

The non-mortgage-related asset-backed securities in which certain Funds invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities. The Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets will not invest in asset-backed securities.

"ROLL" TRANSACTIONS

Each Fund (other than the Money Market Fund) may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitment agreements, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

A Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions. A Fund will not enter into roll transactions if, as a result, more than 15% of the Fund's net assets would be segregated to cover such contracts.

FOREIGN INVESTMENTS

Each Fund (except the Money Market Fund) may invest in securities of foreign issuers that are not publicly traded in the United States. Each Fund (except for the Money Market Fund) may also invest in depository receipts. The United States Government from time to time has imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Funds. If such restrictions should be reinstituted, it might become necessary for such Funds to invest substantially all of their assets in United States securities. In such event, the Board of Trustees of the Trust would consider alternative arrangements, including reevaluation of the Funds' investment objectives and policies, investment of all of the Funds' assets in another investment company with different investment objectives and policies than the Funds, or hiring an investment adviser to manage the Funds' assets. However, a Fund would adopt any revised investment objective and fundamental policies only after approval by the shareholders holding a majority (as defined in the Investment Company Act) of the shares of the Fund.

FOREIGN BANK OBLIGATIONS. Through its investment in the Primary Institutional Fund, the Money Market Fund invests in obligations of foreign banks (including their U.S. and foreign branches) which, at the time of investment have more than $25 billion (or the equivalent in other currencies) and foreign branches of U.S. banks. Obligations of foreign banks (including their U.S. and foreign branches) and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

DEPOSITORY RECEIPTS. Each of the Funds (other than the Money Market Fund) may invest in American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuers. ADRs, in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The Funds (other than the Money Market
Fund) may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which, in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency, although the underlying security may be subject to foreign government taxes which would reduce the yield on such securities.

SOVEREIGN DEBT SECURITIES. Certain Funds (other than Money Market Fund) may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.

BRADY BONDS. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

FOREIGN CURRENCY TRANSACTIONS. Each Fund (other than the Money Market Fund) investing in foreign securities may enter in to foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions. Each such Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

MARKET CHARACTERISTICS. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

LEGAL AND REGULATORY MATTERS. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

TAXES. The interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Funds.

COSTS. The expense ratios of the Funds are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

In considering whether to invest in the securities of a foreign company, the Investment Manager or Portfolio Manager considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Manager's or Portfolio Manager's assessment of prevailing market, economic and other conditions.

SECURITIES SWAPS

Each Fund (other than the Money Market Fund) may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

OPTIONS ON SECURITIES AND SECURITIES INDICES

PURCHASING PUT AND CALL OPTIONS. Each Fund (other than the Money Market Fund) is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Except as indicated in "Non-Hedging Strategic Transactions," the Funds will engage in trading of such derivative securities exclusively for hedging purposes.

If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Manager or Portfolio Manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Investment Manager or Portfolio Manager believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Investment Manager or Portfolio Manager believes there is an active secondary market to facilitate closing transactions.

WRITING CALL OPTIONS. Each Fund (other than the Money Market Fund) may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

STOCK INDEX OPTIONS. Each Fund (other than the Money Market Fund) may also purchase put and call options with respect to the S&P 500 and other stock indices. The Funds may purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Manager's or Portfolio Manager's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Manager or Portfolio Manager believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

RISKS OF INVESTING IN OPTIONS. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

LIMITS ON USE OF OPTIONS. A Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

DEALER OPTIONS. Each Fund (other than the Money Market Fund) may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

FOREIGN CURRENCY OPTIONS

Each Fund (other than the Money Market Fund) may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS

Each Fund (other than the Money Market Fund) may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

FUTURES CONTRACTS AND RELATED OPTIONS

Each of the Funds (other than the Money Market Fund) may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

The Funds trade in such derivative securities for bona fide hedging purposes and otherwise in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). Each such Fund segregates liquid assets in a separate account with its Custodian when required to do so by CFTC guidelines in order to cover its obligation in connection with futures and options transactions.

A Fund does not pay or receive funds upon the purchase or sale of a futures contract. When it enters into a domestic futures contract, the Fund deposits in a segregated account with its Custodian liquid assets equal to approximately 5% of the contract amount. This amount is known as initial margin. The margin requirements for foreign futures contracts may be different.

The nature of initial margin in futures transactions differs from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming it satisfies all contractual obligations. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying stock index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when a Fund purchases a stock index futures contract and the price of the underlying stock index rises, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund purchases a stock index futures contract and the price of the underlying stock index declines, the position will be less valuable requiring the Fund to make a variation margin payment to the broker.

At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is made on closing the position. The Fund either pays or receives cash, thus realizing a loss or a gain.

STOCK INDEX FUTURES CONTRACTS. Each Fund (other than the Money Market Fund) may invest in futures contracts on stock indices. A stock index futures contracts is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold with respect to the S&P 500 Stock Price Index on the Chicago Mercantile Exchange, the Major Market Index on the Chicago Board of Trade, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Foreign financial and stock index futures are traded on foreign exchanges including the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. Each Fund (other than the Money Market Fund) may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

The sale of an interest rate or financial futures sale by a Fund obligates the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by a Fund obligates the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. A Fund closes out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund receives the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the Fund closes out a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Funds deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Domestic interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. A public market now exists in domestic futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and 90-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. International interest rate futures contracts are traded on the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

FOREIGN CURRENCY FUTURES CONTRACTS. Each Fund (other than the Money Market Fund) may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Currency Unit ("ECU"). Other foreign currency futures contracts are likely to be developed and traded in the future. The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Investment Manager or Portfolio Manager believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Investment Manager or Portfolio Manager may still not result in a successful hedging transaction over a very short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Successful use of futures by a Fund depends on the Investment Manager's or Portfolio Manager's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

OPTIONS ON FUTURES CONTRACTS. The Funds (other than the Money Market Fund) may purchase options on the futures contracts they can purchase or sell, as described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS. Except as described below under "Non-Hedging Strategic Transactions," a Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. A Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

Upon the purchase of futures contracts, a Fund will deposit an amount of cash or cash equivalents, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of a Fund.

The extent to which a Fund may enter into futures and options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Taxes."

INTEREST RATE AND CURRENCY SWAPS

Each Fund (other than the Money Market Fund) may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors, and may enter into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

A Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Manager or Portfolio Manager has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps, and caps and floors purchased by a Fund are considered to be illiquid assets.

INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

SWAP OPTIONS. Each Fund (other than the Money Market Fund) may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

CAPS AND FLOORS. Each Fund (other than the Money Market Fund) may invest in interest rate caps and floors and currency swap cap transactions. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

RISKS ASSOCIATED WITH SWAPS. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

NON-HEDGING STRATEGIC TRANSACTIONS

A Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Strategic Income Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. Each Fund's net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."

INVESTMENT COMPANY SECURITIES

Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds (except the Money Market Fund) may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds (except the Money Market Fund) may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses. The Money Market Fund is not subject to the restrictions of this paragraph if it invests substantially all of its assets in another money market fund.

INVESTMENT COMPANIES THAT INVEST IN SENIOR LOANS. The Funds (other than the Money Market Fund), and in particular the Strategic Income and Balanced Funds, may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes ("Senior Loans"). Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

CREDIT RISK. Information about interests in Senior Loans generally is not be in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

COLLATERAL. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized.

LIMITED SECONDARY MARKET. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a fund's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

HYBRID LOANS. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, a fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

SUBORDINATED AND UNSECURED LOANS. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Investment Manager or Portfolio Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% (100% for the Money Market Fund) of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements, which involve the sale of a security by a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. A Fund will maintain in a segregated account with the Custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks). Under the 1940 Act, these agreements are considered borrowings by the Funds, and are subject to the percentage limitations on borrowings described below. The agreements are subject to the same types of risks as borrowings.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

Each Fund (except the Money Market Fund) may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Manager or Portfolio Manager to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

BORROWING

Each Fund may borrow up to 20% (other than the Money Market Fund which is limited to 5%) of its total assets for temporary, extraordinary or emergency purposes. Each Fund may also borrow money through reverse repurchase agreements. In addition, each Fund (other than the Money Market Fund) may borrow money through uncovered short sales, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets. Short sales "not against the box" and roll transactions are considered borrowings for purposes of the percentage limitations applicable to borrowings.

The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing remain fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

LENDING FUND SECURITIES

The Funds may lend securities only to financial institutions such as banks, broker/ dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities or letters of credit. The Fund might experience a loss if the financial institution defaults on the loan. Loans by the Primary Institutional Fund in which the Money Market Fund invests will not exceed 25% of the Fund's total assets.

Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must satisfy the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code.

SHORT SALES

Certain Funds (not the Money Market Fund) may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.

In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager or Portfolio Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the Investment Company Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Trust's Board of Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

ILLIQUID SECURITIES

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested in purchasing such securities.

The Emerging Countries Fund may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Fund treats foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund (other than the Money Market Fund) may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

INVESTMENT TECHNIQUES AND PROCESSES

The Portfolio Manager's investment techniques and processes, which it has used in managing institutional portfolios for many years, are described generally in the Funds' prospectus of the Funds it manages. In making decisions with respect to equity securities for the Funds, growth over time is the Portfolio Manager's underlying goal. It's how the Portfolio Manager built its reputation. Over the past ten years, the Portfolio Manager has built a record as one of the finest performing investment managers in the United States. It has successfully delivered growth over time to many institutional investors, pension plans, foundations, endowments and high net worth individuals. The Portfolio Manager's methods have proven their ability to achieve growth over time through a variety of investment vehicles.

The Portfolio Manager emphasizes growth over time through investment in securities of companies with earnings growth potential. The Portfolio Manager's style is a "bottom-up" growth approach that focuses on the growth prospects of individual companies rather than on economic trends. It builds portfolios stock by stock. The Portfolio Manager's decision-making is guided by three critical questions: Is there a positive change? Is it sustainable? Is it timely? The Portfolio Manager uses these three factors because it focuses on discovering positive developments when they first show up in an issuer's earnings, but before they are fully reflected in the price of the issuer's securities. The

Portfolio Manager is always looking for companies that are driving change and surpassing analysts' expectations. It seeks to identify companies poised for rapid growth. The Portfolio Manager focuses on recognizing successful companies, regardless of their capitalization or whether they are domestic or foreign companies.

The Portfolio Manager's techniques and processes include relationships with an extensive network of brokerage research firms located throughout the world. These analysts are often located in the same geographic regions as the companies they follow, have followed those companies for a number of years, and have developed excellent sources of information about them. The Portfolio Manager does not employ in-house analysts other than the personnel actually engaged in managing investments for the Funds and the Portfolio Manager's other clients. However, information obtained from a brokerage research firm is confirmed with other research sources or the Portfolio Manager's computer-assisted quantitative analysis (including "real time" pricing data) of a substantial universe of potential investments.

DIVERSIFICATION

Each Fund (other than the Money Market Fund) is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer). The Primary Institutional Fund in which the Money Market Fund will invest substantially all of its assets is a non-diversified fund. However, the Primary Institutional Fund intends to comply with the diversification requirement of Rule 2a-7 under the Investment Company Act which generally limits a money-market fund to investing no more than 5% of its total assets in the securities, except U.S. government securities, of any one issuer.

The equity securities of each issuer that are included in the investment portfolio of a Fund are purchased by the Investment Manager or Portfolio Manager in approximately equal amounts, and the Investment Manager or Portfolio Manager attempts to stay fully invested within the applicable percentage limitations set forth in the Prospectus. In addition, for each issuer whose securities are added to an investment portfolio, the Investment Manager or Portfolio Manager sells the securities of one of the issuers currently included in the portfolio.

                             INVESTMENT RESTRICTIONS

The Trust, on behalf of the Funds, has adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (as defined in the Investment Company Act).

All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

The investment objective of each Fund is a fundamental policy. In addition, no
Fund:

1. May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

3. May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities or to investments by the Money Market Fund in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks.

4. May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

5. May make loans of money, except that a Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets. This restriction does not apply to the Money Market Fund.*

6. May borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further that the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of the Fund's total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law.

7. May pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions, and shall not apply to the Money Market Fund.

8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

9. May invest more than 15% (10% in the case of the Money Market Fund) of the value of its net assets in securities that at the time of purchase are illiquid.**

10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

11. May engage in short sales (other than the MidCap Growth, SmallCap Growth, Worldwide Growth, International Core Growth, International SmallCap Growth, Strategic Income and High Yield II Funds), except that a Fund may use such short-term credits as are necessary for the clearance of transactions.

12. May invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; (b) in compliance with the Investment Company Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.

13. May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

14. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

15. May purchase or write options on securities, except for hedging purposes (except in the case of the Strategic Income Fund, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund. This restriction does not apply to the Money Market Fund.

----------
* For purposes of investment restriction number 5, the Trust considers the restriction to prohibit the Funds from entering into instruments that have the character of a loan, I.E., instruments that are negotiated on a case-by-case basis between a lender and a borrower. The Trust considers the phrase "publicly distributed debt instruments" in that investment restriction to include, among other things, registered debt securities and unregistered debt securities that are offered pursuant to Rule 144A under the Securities Act of 1933. As a result, the Funds may invest in such securities. Further, the Trust does not consider investment restriction number 5 to prevent the Funds from investing in investment companies that invest in loans.

** For the LargeCap Growth, MidCap Growth, Worldwide Growth, Emerging Countries, High Yield II and Balanced Funds, as of the date of this Statement of Additional Information this investment restriction reads: "May invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid." At a Meeting of Shareholders on May 21, 1999, a change to this investment restriction was approved by the shareholders of all Funds except the LargeCap Growth, MidCap Growth, Worldwide Growth, Emerging Countries, High Yield II and Balanced Funds. The Meeting has been adjourned with respect to those Funds, and upon shareholder approval the investment restriction will be changed as described above.

OPERATING RESTRICTIONS

As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust, no Fund:

1. May invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs.

2. May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.

PRIMARY INSTITUTIONAL FUND RESTRICTIONS

The following are the fundamental operating restrictions of the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets.

The Primary Institutional Fund cannot:

1. borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

2.   issue senior securities except in compliance with the Investment Company
     Act;

3. act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities law;

4. concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations, including obligations of foreign branches of domestic banks where the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason, and Municipal Obligations or instruments secured by such obligations;

5. purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

6. lend more than 33 1/3% of the value of its total assets except to the extent its investments may be considered loans;

7. sell any security short or write, sell or purchase any futures contract or put or call option; and

8.   make investments on a margin basis.

Notwithstanding the foregoing investment restrictions, the Primary Institutional Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Primary Institutional Fund.

PRIMARY INSTITUTIONAL FUND OPERATING RESTRICTIONS

As a matter of operating (non-fundamental policy) the Primary Institutional Fund may not:

1.   invest for the purpose of exercising control.

                             PORTFOLIO TRANSACTIONS

Each Investment Management Agreement and Portfolio Management Agreement authorizes the Investment Manager or Portfolio Manager to select the brokers or dealers that will execute the purchase and sale of investment securities for each Fund. In all purchases and sales of securities for the portfolio of a Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreements and Portfolio Management Agreements, each Investment Manager or Portfolio Manager determines, subject to the instructions of and review by the Board of Trustees of the Fund, which securities are to be purchased and sold by the Funds and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of an Investment Manager or Portfolio Manager, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, each Investment Manager or Portfolio Manager will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. The Investment Managers or Portfolio Manager will seek to obtain the best commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the most favorable price and execution available, consideration may be given to those brokers that supply research and statistical information to a Fund, the Investment Manager, and/or the Portfolio Manager, and provide other services in addition to execution services. Each Investment Manager or Portfolio Manager considers such information, which is in addition to and not in lieu of the services required to be performed by the Investment Manager or Portfolio Manager to be useful in varying degrees, but of indeterminable value. Consistent with this policy, portfolio transactions may be executed by brokers affiliated with the Pilgrim Group or any of the Investment Managers or Portfolio Managers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD") Provided the Fund's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

While it will continue to be the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker to execute portfolio transactions for a Fund, the Fund may also give weight to the ability of a broker to furnish brokerage and research services to the Fund, the Investment Manager or the Portfolio Manager, even if the specific services were not imputed to the Fund and were useful to the Investment Manager and/or Portfolio Manager in advising other clients. In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Manager or Portfolio Manager to be reasonable in relation to the value of the brokerage and research services provided by such broker.

Purchases of securities for a Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Fund may also be appropriate for other clients served by that Fund's Investment Manager or Portfolio Manager. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Investment Manager or Portfolio Manager is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Manager's or Portfolio Manager's other clients in a manner deemed fair and reasonable by the Investment Manager or Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by a Investment Manager or Portfolio Manager, and the results of such allocations, are subject to periodic review by the Board of Trustees. To the extent any of Funds seek to acquire the same security at the same time, one or more of the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Fund is concerned.

Each Fund does not intend to effect any transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Investment Manager, except for any sales of portfolio securities that may legally be made pursuant to a tender offer, in which event the Investment Manager will offset against its management fee a part of any tender fees that may be legally received and retained by an affiliated broker-dealer.

Brokerage commissions paid by each Fund (or by the master fund predecessor of the Fund) for each of the last three fiscal years are as follows:


                                             JUNE 30,                MARCH 31,
                                     -----------------------   ----------------------
FUND                                    1999         1999         1998         1997
----                                    ----         ----         ----         ----
International Core Growth Fund       $  337,039   $1,150,595   $  464,615   $   24,643
Worldwide Growth Fund                   390,084    1,166,321    1,065,153      970,564
International SmallCap Growth Fund      247,580      873,671      745,259      692,326
Emerging Countries Fund               1,036,293    3,945,783    3,634,338    1,427,861
LargeCap Growth Fund                     58,467      115,558       30,907        4,620
MidCap Growth Fund                      344,683    1,291,517    1,809,755    1,139,938
SmallCap Growth Fund                    156,586      974,722    1,002,867      987,245
Convertible Fund                         15,340      158,049      130,017      114,243
Balanced Fund                            38,023       25,782       43,966       35,105
Strategic Income Fund(1)                  3,267            0          100            0
Money Market Fund                           N/A          N/A          N/A          N/A

----------
1 The Government Income Fund, the assets and liabilities of which were assigned to and assumed by the Strategic Income Fund paid no brokerage fees in the fiscal year ended March 31, 1998.

Of the total commissions paid during the three months period ended June 30, 1999, $29,482 (1.1%) were paid to firms which provided research, statistical or other services to the Investment Adviser. The Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

During the three months period ended June 30, 1999, the following Funds (or their predecessor master funds) acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents: Worldwide Growth Fund --Goldman Sachs Group; MidCap Growth Fund -- Donaldson Lufkin & Jenrette; Convertible Fund -- Merrill Lynch & Co., Morgan Stanley Dean Witter Discover Co.; Balanced Fund --Donaldson Lufkin & Jenrette, Goldman Sachs Group, Merrill Lynch & Co., Morgan Stanley Dean Witter Discover & Co.; Strategic Income -- Donaldson Lufkin & Jenrette, J. P. Morgan & Co., Goldman Sachs Group, Morgan Stanley Dean Witter Discover & Co.; LargeCap Growth Fund - Goldman Sachs Group. The holdings of securities of such brokers and dealers were as follows as of June 30, 1999: Worldwide Growth Fund -- Goldman Sachs Group ($3,872,600); Convertible Fund -- Merrill Lynch & Co. ($4,288,288); Morgan Stanley Dean Witter Discover Co. ($7,328,441); Balanced Fund -- Donaldson Lufkin & Jenrette ($248,135), Merrill Lynch & Co. ($150,051), Morgan Stanley Dean Witter Discover & Co. ($421,616), Goldman Sachs Group ($155,772); Strategic Income -- Donaldson Lufkin & Jenrette ($480,120), J. P. Morgan & Co. ($621,224), Morgan Stanley Dean Witter Discover & Co. ($202,361), Goldman Sachs Group ($233,658); LargeCap Growth Fund - Goldman Sachs Group ($2,528,750); MidCap Growth Fund - Donaldson Lufkin & Jenrette ($2,096,700).

ABOUT THE MONEY MARKET FUND. The Money Market Fund invests its assets in Class A shares of the Primary Institutional Fund. With respect to the Primary Institutional Fund in which the Money Market Fund invests its assets, RMCI is responsible for decisions to buy and sell securities, broker-dealer selection and negotiation of commission rates. As investment securities transactions made by the Primary Institutional Fund are normally principal transactions at net prices, the Primary Institutional Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and aftermarket transactions with dealers involve a spread between the bid and asked prices. The Primary Institutional Fund has not paid any brokerage commissions during the past three fiscal years.

The Primary Institutional Fund's policy of investing in debt securities maturing within 13 months results in high portfolio turnover. However, because the cost of these transactions is minimal, high turnover does not have a material, adverse effect upon the net asset value ("NAV") or yield of the Primary Institutional Fund.

Subject to the overall supervision of the officers of the Primary Institutional Fund and the Board of Trustees of Reserve Institutional Trust, RMCI places all orders for the purchase and sale of the Primary Institutional Fund's investment securities. In general, in the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Primary Institutional Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Primary Institutional Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

When orders to purchase or sell the same security on identical terms are simultaneously placed for the Primary Institutional Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Guide." Shares of the Funds are offered at the net asset value next computed following receipt of the order by the dealer (and/or the Distributor) or by the Trust's transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A shares, a varying sales charge depending upon the class of shares purchased and the amount of money invested, as set forth in the Prospectus.

Certain investors may purchase shares of the Funds with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if the Portfolio Manager intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

SPECIAL PURCHASES AT NET ASSET VALUE. Class A shares of the Funds may be purchased at net asset value, without a sales charge, by persons who have redeemed their Class A shares of a Fund (or shares of other funds managed by the Investment Manager in accordance with the terms of such privileges established for such funds) within the previous 90 days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 90 days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

Class A Shares of the Funds may also be purchased at net asset value by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the Pilgrim Fund purchased.

Additionally, Class A Shares of the Funds may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made though a dealer who has executed a selling group agreement with respect to the Trust (or the other open-end Pilgrim Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.

Officers, trustees and bona fide full-time employees of the Trust and officers, trustees and full-time employees of the Investment Manager, any Portfolio Manager, the Distributor, the Trust's service providers or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Manager or any Portfolio Manager, may purchase Class A shares of a Fund at net asset value without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. The Trust may, under certain circumstances, allow registered investment advisers to make investments on behalf of their clients at net asset value without any commission or concession.

Class A shares may also be purchased at net asset value by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Manager or from Pilgrim Prime Rate Trust.

Class A shares of all Funds with a sales charge may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another Pilgrim Fund distributed by the Distributor or from Pilgrim Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the Pilgrim Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the Pilgrim Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee (`wrap accounts'); and (vi) any registered investment company for which Pilgrim Investments, Inc. serves as adviser.

The Funds may terminate or amend the terms of these sales charge waivers at any time.

LETTERS OF INTENT AND RIGHTS OF ACCUMULATION. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of any of the Funds which offers Class A shares or shares with front-end sales charges, by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the Pilgrim Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in the Investment Manager's funds acquired within 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at Pilgrim Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made in a single account in the name of the investor or to the investor's order. If within 10 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

The value of shares of the Fund plus shares of the other open-end funds distributed by the Distributor (excluding the Money Market Fund) can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge apply to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

The reduced sales charge also apply on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

Shares of the Fund and other open-end Pilgrim Funds (excluding the Money Market
Fund) purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

REDEMPTIONS. Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the net asset value of such shares.

Due to the relatively high cost of handling small investments, the Trust reserves the right, upon 30 days written notice, to redeem, at net asset value (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 in the Fund, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed. This policy will not be implemented where a Fund has previously waived the minimum investment requirements.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus.

No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares or (iii) were exchanged for shares of another fund managed by the Investment Manager, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

The CDSC or redemption fee will be waived for certain redemptions of shares upon
(i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement.

The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients.

REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

CONVERSION OF CLASS B SHARES. Except for Class B shares of the Money Market Fund, a shareholder's Class B shares will automatically convert to Class A shares in the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. However, Class B shares of the Funds that were acquired before May 24, 1999, and which have not been exchanged into any other Fund since that date, will convert seven years after purchase. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if the Investment Manager deems it advisable to obtain such advice, to the effect that (1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two Classes.

DEALER COMMISSIONS AND OTHER INCENTIVES. In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A shares, the Distributor will reallow to Authorized Dealers of record from the sales charge on such sales the following amounts:

                                  EQUITY FUNDS AND
  AMOUNT OF TRANSACTION        EQUITY & INCOME FUNDS         INCOME FUNDS
  ---------------------        ---------------------         ------------
  Less than $50,000                    5.00%                     4.25%
  $50,000 - $99,999                    3.75%                     4.00%
  $100,000 - $249,999                  2.75%                     3.00%
  $250,000 - $499,000                  2.00%                     2.25%
  $500,000 - $999,999                  1.75%                     1.75%
  $1,000,000 and over                See below                 See below

The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes A, B and C, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge ("CDSC") if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC:

                                             DEALER COMMISSION AS A
    AMOUNT OF TRANSACTION                 PERCENTAGE OF AMOUNT INVESTED
    ---------------------                 -----------------------------
  $1,000,000 to $2,499,000                           1.00%
  $2,500,000 to $4,999,999                           0.50%
  $5,000,000 and over                                0.25%

Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund other than Strategic Income Fund and 0.75% of the amount invested of Strategic Income Fund.

The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Funds -- 12b-1 Plans" in this Statement of Additional Information.

                          DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value and offering price of each class of each Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) during each day on which that Exchange is open for trading. As of the date of this Statement of Additional Information, the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities underlying traded call options will be valued at their market price as determined above; however, the current market value of the option written will be subtracted from net asset value. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. Other debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities, with the exception of Convertible Fund which values at the mean between the bid and ask. The mortgage securities held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available. Securities for which quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by or under the direction of the Board of Trustees of the Trust. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

The value of the foreign securities traded on exchanges outside the United States is based upon the price on the exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Fund's valuation). Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of net asset value of a Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to a Fund or its agents after the time that net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time when the Fund's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the management and approved in good faith by the Board of Trustees.

The Class A shares of the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets are valued at net asset value, which is based on the net asset value per share determined by the Primary Institutional Fund.

In computing a class of a Fund's net asset value, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

Orders received by dealers prior to the close of regular trading on the New York Stock Exchange will be confirmed at the offering price computed as of the close of regular trading on the Exchange provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the New York Stock Exchange will be confirmed at the next computed offering price as described in the Prospectus.

                             SHAREHOLDER INFORMATION

Certificates representing shares of a particular Fund will not normally be issued to shareholders (and not at all for shares of the Money Market Fund). The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

The Trust reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES

As discussed in the Prospectus, the Funds (other than the Money Market Fund) provide a Pre-Authorized Investment Program for the convenience of investors who wish to purchase shares of a Fund on a regular basis. Such a Program may be started with an initial investment ($1,000 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the Funds. The minimum investment requirements may be waived by the Fund for purchases made pursuant to
(i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

For investors purchasing shares of a Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the Securities Exchange Act of 1934, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.

SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS. For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that Investors Fiduciary Trust Company, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. Investors Fiduciary Trust Company, Kansas City, Missouri, will act as the

Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Trust. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES. As discussed in the Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

1. Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the New York Stock Exchange is open for business (a "Business Day"), but not later than 4:00 p.m. eastern time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (See "Redemption of Shares" in the Prospectus).

2. Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

3. Pilgrim Funds will not permit exchanges in violation of any of the terms and conditions set forth in the Funds' Prospectus or herein.

4. Telephone redemption requests must meet the following conditions to be accepted by Pilgrim Funds:

     (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the registration. This address cannot reflect any change within the previous sixty (60) days.

     (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.

     (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed with in a 30 day period.

     (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

     (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

5. If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the Pilgrim Fund being acquired.

6. Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

7. Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to Pilgrim at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

8. If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Pilgrim Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

9. Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Funds' then-current prospectus.

10. Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN. You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class Q). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class Q), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

                                  DISTRIBUTIONS

As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current net asset value, with no sales charge. The Funds' management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Funds automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.

                               TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS. Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Net capital gains from assets held for one year of less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by a Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. If the High Yield Fund II invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on the securities may be eligible for the deduction for dividends received by corporations. In such event, properly designated dividends of investment company taxable income received from the High Yield Fund II by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations.

Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a

Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

FOREIGN CURRENCY TRANSACTIONS. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election is available that involves marking to market the Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

FOREIGN WITHHOLDING TAXES. Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and intends to elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivable and payable, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options and financial contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Requirements relating to a Fund's tax status as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options and foreign currency forward contracts.

SHORT SALES AGAINST THE BOX. If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. Were that to occur, the affected security would again have to be held for the requisite period before its disposition to avoid treating that security as having been sold within the first three months of its holding period. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

OTHER INVESTMENT COMPANIES. It is possible that by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

SALE OR OTHER DISPOSITION OF SHARES. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

BACKUP WITHHOLDING. Each Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

OTHER TAXES. Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.

                         CALCULATION OF PERFORMANCE DATA

Each Fund (other than the Money Market Fund) may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                         n
                                 P(1 + T)  = ERV

Where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
      ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

All total return figures assume that all dividends are reinvested when paid.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Quotations of yield for a Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                   a-b     6
                                2[(---- +1)  -1]
                                    cd
where: a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

Certain Funds may also from time to time advertise their yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load.

For purposes of calculating the historical performance of a Fund, the Trust will take into account the historical performance of the series of the Trust corresponding to the Fund prior to the Reorganization of the Trust as well as the historical performance of that series' corresponding master fund for periods, if any, prior to the date of inception of the series.

YIELD INFORMATION FOR THE MONEY MARKET FUND. The yield for the Money Market Fund will be based on yield information from the Class A shares of the Primary Institutional Fund.

The current yields for the Class A shares of the Primary Institutional Fund quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for the Class A shares of the Primary Institutional Fund will be computed by assuming that an account was established with a single Class A share of the Primary Institutional Fund (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, and any realized gains and losses will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of 1%. The Primary Institutional Fund may also furnish a quotation of effective yield for the Class A shares of the Primary Institutional Fund that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the number of days in the period, and then subtracting 1 from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in the Primary Institutional Fund's portfolio and the operating expenses of the Class A shares of the Primary Institutional Fund. Quotations of yields will be accompanied by information concerning the average weighted maturity of the Primary Institutional Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for the Money Market Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

ADDITIONAL PERFORMANCE QUOTATIONS. Advertisements of total return and yields will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

Total returns and yields are based on past results and are not necessarily a prediction of future performance.

PERFORMANCE COMPARISONS. In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C and Class Q shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BUSINESS WEEK, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, MONEY and THE WALL STREET JOURNAL. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.

Yields for the following Classes of the following Funds for the thirty-day period ended June 30, 1999 were as follows:

         FUND AND CLASS
         --------------
         Convertible Fund
             Class A                                  1.72%
             Class B                                  1.19%
             Class C                                  1.19%
             Class Q                                  1.93%
         Strategic Income Fund
             Class A                                  5.83%
             Class B                                  5.93%
             Class C                                  5.91%
             Class Q                                  6.42%
         Balanced
             Class A                                  2.03%
             Class B                                  1.50%
             Class C                                  1.52%
             Class Q                                  2.25%
         High Yield Fund II
             Class A                                  9.82%
             Class B                                  9.70%
             Class C                                  9.76%
             Class Q                                  10.72%

The average annual total returns, including sales charges, for each class of shares of each Fund for the one-five-and ten-year periods ended June 30, 1999, if applicable, and for classes that have not been in operation for ten years, the average annual total return for the period from commencement of operations to June 30, 1999, is as follows:


                         1 YEAR       5 YEAR    10 YEAR   SINCE INCEPTION   INCEPTION DATE
                         ------       ------    -------   ---------------   --------------
Int'l Core Growth
    Class A                .02%         N/A        N/A        18.14%           2/28/97
    Class B                .45%         N/A        N/A        19.52%           2/28/97
    Class C               4.47%         N/A        N/A        20.26%           2/28/97
    Class Q               6.47%         N/A        N/A        21.65%           2/28/97
Worldwide Growth
    Class A              29.96%      20.47%        N/A        19.27%           4/19/93
    Class B              32.05%         N/A        N/A        25.06%           5/31/95
    Class C              36.05%      21.16%        N/A        19.66%           4/19/93
    Class Q              38.25%         N/A        N/A        25.62%           8/31/95
Int'l SmallCap Growth
    Class A              15.79%           %        N/A        16.38%           8/31/94
    Class B              16.96%         N/A        N/A        22.04%           5/31/95
    Class C              20.98%           %        N/A        16.94%           8/31/94
    Class Q              23.04%           %        N/A        23.83%           8/31/95


                         1 YEAR       5 YEAR    10 YEAR   SINCE INCEPTION   INCEPTION DATE
                         ------       ------    -------   ---------------   --------------
Emerging Countries
    Class A               6.68%         N/A        N/A        7.41%           11/28/94
    Class B               7.44%         N/A        N/A        9.04%            5/31/95
    Class C              11.43%         N/A        N/A        7.81%           11/28/94
    Class Q              13.57%         N/A        N/A        9.24%            8/31/95
LargeCap Growth
    Class A              60.73%         N/A        N/A        49.59%           7/21/97
    Class B              64.49%         N/A        N/A        51.83%           7/21/97
    Class C              68.26%         N/A        N/A        53.21%           7/21/97
    Class Q              70.98%         N/A        N/A        54.53%           7/21/97
MidCap Growth
    Class A              17.96%      19.71%        N/A        15.62%           4/19/93
    Class B              19.36%         N/A        N/A        21.79%           5/31/95
    Class C              23.33%      20.44%        N/A        16.02%           4/19/93
    Class Q              25.52%         N/A        N/A        21.45%           6/30/94
SmallCap Growth
    Class A              13.23%      18.90%        N/A        14.69%          12/27/93
    Class B              14.36%         N/A        N/A        18.93%           5/31/95
    Class C              18.36%      19.59%        N/A        15.21%          12/27/93
    Class Q              20.78%         N/A        N/A        16.67%           8/31/95
Convertible
    Class A              16.74%      18.10%        N/A        16.80%           4/19/93
    Class B              18.09%         N/A        N/A        21.92%           5/31/95
    Class C              22.02%      18.74%        N/A        17.14%           4/19/93
    Class Q              24.23%         N/A        N/A        21.79%           8/31/95
Balanced
    Class A               9.24%      17.03%        N/A        14.04%           4/19/93
    Class B              10.23%         N/A        N/A        17.96%           5/31/95
    Class C              14.23%      17.65%        N/A        14.42%           4/19/93
    Class Q              16.22%         N/A        N/A        17.39%           8/31/95
High Yield II
    Class A              -3.91%         N/A        N/A        -1.76%           3/27/98
    Class B              -4.18%         N/A        N/A        -1.32%           3/27/98
    Class C               -.52%         N/A        N/A        1.56%            3/27/98
    Class Q               1.08%         N/A        N/A        2.33%            3/27/98
Strategic Income
    Class A                 N/A         N/A        N/A        -2.61%           7/27/98
    Class B                 N/A         N/A        N/A        -3.04%           7/27/98
    Class C                 N/A         N/A        N/A        1.22%            7/27/98
    Class Q                 N/A         N/A        N/A        2.54%            7/27/98


No performance information is provided for the Money Market Fund because it had not yet commenced operations as of June 30, 1999.

Reports and promotional literature may also contain the following information:
(i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which a Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley

Capital International or a similar financial organization; (iv) the geographic distribution of a Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other Pilgrim Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Funds and individual stocks in a Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the portfolio manager of a Fund or other industry specialists, (x) lists or statistics of certain of a Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of each Fund; and descriptions of the benefits of working with investment professionals in selecting investments.

In addition, reports and promotional literature may contain information concerning the Investment Manager, the Portfolio Manager, Pilgrim Capital, Pilgrim Group, Inc. or affiliates of the Trust, the Investment Manager, the Portfolio Manager, Pilgrim Capital or Pilgrim Group, Inc. including (i) performance rankings of other funds managed by the Investment Manager or a Portfolio Manager, or the individuals employed by the Investment Manager or a Portfolio Manager who exercise responsibility for the day-to-day management of a Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of Pilgrim Mutual Funds or other Pilgrim Funds by Pilgrim Capital; (iv) the past performance of Pilgrim Capital and Pilgrim Group, Inc.; (v) the past performance of other funds managed by the Investment Manager or the Portfolio Manager; and (vi) information regarding rights offerings conducted by closed-end funds managed by the Investment Manager.

                               GENERAL INFORMATION

CAPITALIZATION AND VOTING RIGHTS. The authorized shares of the Trust consists of an unlimited number of shares of beneficial interest. Holders of shares of the Funds have one vote for each share held, and a proportionate fraction of a vote for each fraction of a share held. All shares when issued are fully paid and non-assessable by the Trust. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Generally, there will not be annual meetings of shareholders.

The Board of Trustees may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Trustees may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees of the Trust by written notice to shareholders of such series or class. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.

CUSTODIAN. The cash and securities owned by the International Core Growth, Worldwide Growth, International SmallCap Growth and Emerging Countries Funds are held by Brown Brothers Harriman, 40 Water Street, Boston, Massachusetts 02109-3661, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities. The cash and securities owned by each other Fund are held by Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities.

LEGAL COUNSEL. Legal matters for the Trust are passed upon by Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006.


INDEPENDENT AUDITORS. KPMG LLP, 500 South Grand Avenue, Los Angeles, California 90071, serves as independent auditor for each Fund.


OTHER INFORMATION. The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Prospectus and this Statement of Additional Information omit certain of the information contained in each Trust's Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Funds will be kept informed of their progress through semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by independent certified public accountants.

DECLARATION OF TRUST. The Declaration of Trust of the Trust provides that obligations of the Trust are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

                              FINANCIAL STATEMENTS

The financial statements from the Funds' June 30, 1999 Annual Reports are incorporated herein by reference. Copies of the Funds' Annual Reports and a more-recent Semi-Annual Report, if available, may be obtained without charge by contacting Pilgrim Funds at Suite 1200, 40 North Central Avenue, Phoenix, Arizona 85004, (800) 992-0180. There are no financial statements for the Money Market Fund at this time.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  (1)   Form of Certificate of Trust of Registrant (b)
          (2)   Form of Certificate of Amendment of Certificate of Trust (b)
          (3)   Form of Amended and Restated Declaration of Trust (b)
          (4)   Form of Establishment of Additional Series (b)
          (5)   Form of Establishment of Additional Series (b)
          (6)   Form of Amendment No. 2 to Amended and Restated Declaration of Trust (b)
          (7)   Form of Amendment No. 3 to Amended and Restated Declaration of Trust (b)
          (8)   Form of Amendment No. 4 to Amended and Restated Declaration of Trust (b)
          (9)   Form of Amendment No. 5 to Amended and Restated Declaration of Trust (b)
          (10)  Form of Amendment No. 6 to Amended and Restated Declaration of Trust (b)
          (11)  Form of Amendment No. 7 to Amended and Restated Declaration of Trust (b)
          (12)  Form of Amendment No. 8 to Amended and Restated Declaration of Trust (b)
          (13)  Form of Amendment No. 9 to Amended and Restated Declaration of Trust (b)
          (14)  Form of Amendment No. 10 to Amended and Restated Declaration of Trust (a)
          (15)  Form of Amendment No. 11 to Amended and Restated Declaration of Trust (c)
          (16)  Form of Amendment No. 12 to Amended and Restated Declaration of Trust (c)
          (17)  Form of Amendment No. 13 to Amended and Restated Declaration of Trust (b)
          (18)  Form of Amendment No. 14 to Amended and Restated Declaration of Trust (d)
          (19)  Form of Amendment No. 15 to Amended and Restated Declaration of Trust (e)
          (20)  Form of Amendment No. 16 to Amended and Restated Declaration of Trust (h)
          (21)  Form of Amendment No. 17 to Amended and Restated Declaration of Trust (h)
          (22)  Form of Amendment No. 18 to Amended and Restated Declaration of Trust (h)
          (23)  Form of Amendment No. 19 to Amended and Restated Declaration of Trust (j)
          (24)  Form of Amendment No. 20 to Amended and Restated Declaration of Trust (j)
          (25)  Form of Amendment No. 21 to Amended and Restated Declaration of Trust (k)
          (26)  Form of Certificate of Amendment to Certificate of Trust (m)
          (27)  Form of Amendment No. 22 to Amended and Restated Declaration of Trust (m)
          (28)  Form of Amendment No. 23 to Amended and Restated Declaration of Trust (n)
     (b)  (1)   Form of Amended Bylaws of Registrant (b)
          (2)   Form of Amendment to Section 2.5 of Bylaws of Registrant (b)
     (c)  Not Applicable
     (d)  (1)   Form of Investment Management Agreement between the Trust and Pilgrim
                Investments, Inc. (p)
          (2)   Form of Portfolio Management Agreement between Pilgrim Investments, Inc. and
                Nicholas-Applegate Capital Management (p)
     (e)  (1)   Form of Underwriting Agreement between the Trust and Pilgrim Securities, Inc. (p)
     (f)  None.
     (g)  (1)   Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co.
                dated as of June 1, 1998. (k)
          (2)   Form of Amendment to Custodian Agreement between Registrant and Brown Brothers
                Harriman & Co. (k)
          (3)   Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown
                Brothers Harriman & Co. dated as of June 1, 1998 (k)
          (4)   Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. (n)
          (5)   Form of Appendix C to Custody Agreement with Brown Brothers Harriman & Co. (n)
          (6)   Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown
                Brothers Harriman & Co. (n)
          (7)   Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers
                Harriman & Co. (n)
          (8)   Form of Custodian Agreement with Investors Fiduciary Trust Company (n)
     (h)  (1)   Form of Administration Agreement (n)
          (2)   Form of Agency Agreement (n)
          (3)   Form of Shareholder Service Agreement (n)
          (4)   Form of Expense Limitation Agreement (n)
          (5)   Form of Recordkeeping Agreement (n)
          (6)   Form of Expense Limitation Agreement pertaining to Money Market Fund (o)
          (7)   Form of Agreement among Reserve Institutional Trust; Reserve Management Company,
                Inc.; Resrv Partners, Inc.; Pilgrim Mutual Funds; Pilgrim Investments, Inc. with
                Pilgrim Securities, Inc. (o)
     (i)  Opinion of Counsel (o)
     (j)  (1)   Consent of Independent Auditors
          (2)   Consent of Counsel
     (k)  None.

     (l)  Form of Investment Letter of Initial Investors in Registrant dated April 1, 1993 (b)
     (m)  (1)   Form of Amended and Restated Service and Distribution Plan for Class A (m)
          (2)   Form of Amended and Restated Service and Distribution Plan for Class B (m)
          (3)   Form of Amended and Restated Service and Distribution Plan for Class C (m)
          (4)   Form of Amended and Restated Service Plan for Class Q (m)
          (5)   Form of Amendment to Amended and Restated Service and Distribution Plan for Class B (n)
          (6)   Form of Amendment to Amended and Restated Service and Distribution Plan for Class C
          (7)   Form of Amended and Restated Service and Distribution Plan for Class A
     (n)  (1)   Form of Multiple Class Plan Pursuant to Rule 18f-3

----------
(a) Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.
(b) Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
(c) Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.
(d) Filed as an exhibit to Post-Effective Amendment No. 40 to Registrants form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.
(e) Filed as an exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.
(f) Filed as an exhibit to Post-Effective Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 28, 1997 and incorporated herein by reference.
(g) Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant's Form N-1A Registration Statement on September 2, 1997 and incorporated herein by reference.
(h) Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.
(i) Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant's Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.
(j) Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.
(k) Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.
(l) Filed as an exhibit to Registrant's Form N-14 Registration Statement on December 15, 1997 and incorporated herein by reference.
(m) Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.
(n) Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
(o) Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.
(p) Filed as an exhibit to Post-Effective Amendment No. 72 to the Registrant's Form N-1A Registration Statement on September 2, 1999 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25. INDEMNIFICATION

     Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("disabling conduct").

     Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant's Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS

     Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Pilgrim Investment Funds, Inc.; Pilgrim Government Securities Income Fund, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Prime Rate Trust and Pilgrim Mutual Funds.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) Pilgrim Group, Inc., (c) Pilgrim Investments, Inc., (d) the Portfolio Managers, (e) the Custodians and (e) the Transfer Agent. The address of each is as follows:

         (a)      Pilgrim Advisory Funds, Inc.
                  40 North Central Avenue, Suite 1200
                  Phoenix, Arizona  85004

         (b)      Pilgrim Investments, Inc.
                  40 North Central Avenue, Suite 1200
                  Phoenix, Arizona  85004

         (c)      Pilgrim Group, Inc.
                  40 North Central Avenue, Suite 1200
                  Phoenix, Arizona  85004

         (d)      Nicholas-Applegate Capital Management
                  600 West Broadway, 30th Floor
                  San Diego, California 92101

         (e)      Investors Fiduciary Trust Company
                  801 Pennsylvania
                  Kansas City, Missouri  64105

         (f)      Brown Brothers Harriman
                  40 Water Street
                  Boston, Massachusetts 02109-3661

         (g)      Investors Fiduciary Trust Company
                  c/o DST Systems, Inc.
                  P.O. Box 419368
                  Kansas City, Missouri  64141

ITEM 29. MANAGEMENT SERVICES

     None.

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and State of Arizona on the 25th day of October, 1999.


                                   PILGRIM MUTUAL FUNDS

                                   By: /s/ Robert W. Stallings
                                       -----------------------------------------
                                       Robert W. Stallings
                                       President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                      Title                          Date
        ---------                      -----                          ----


/s/ Robert W. Stallings        Director and President           October 25, 1999
---------------------------    (Principal Executive Officer)
Robert W. Stallings

                               Trustee                          October 25, 1999
---------------------------
Walter E. Auch *

                               Trustee                          October 25, 1999
---------------------------
Mary A. Baldwin *

                               Trustee                          October 25, 1999
---------------------------
John P. Burke *

                               Trustee                          October 25, 1999
---------------------------
Al Burton *

                               Trustee                          October 25, 1999
---------------------------
Jock Patton *

                               Principal Financial Officer      October 25, 1999
---------------------------
Michael J. Roland *


* By: /s/ Robert W. Stallings
      -----------------------
      Robert W. Stallings
      Attorney-in-Fact**

** Powers of Attorney for the Trustees were filed as part of Post-Effective Amendment No. 68 to the Registrant's Form N1-A Registration Statement on May 24, 1999, and are incorporated by reference herein.

                                  EXHIBIT LIST


Exhibit Number              Name of Exhibit
--------------              ---------------

(j)(1)              Consent of Independent Auditors

(j)(2)              Consent of Dechert Price & Rhoads

(m)(7)              Form of Amended and Restated Service and
                    Distribution Plan for Class A

(n)                 Form of Multi-Class Plan Pursuant to Rule 18f-3